UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
October 31, 2021
Columbia Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Bond Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income, consistent with minimal fluctuation of principal.
Portfolio management
Jason Callan
Lead Portfolio Manager
Managed Fund since 2016
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2017
Alex Christensen, CFA
Portfolio Manager
Managed Fund since March 2021
Average annual total returns (%) (for the period ended October 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/31/08	0.17	0.82	3.40	3.11
	Including sales charges		-4.58	-3.96	2.40	2.61
Advisor Class*		11/08/12	0.30	1.08	3.63	3.35
Class C	Excluding sales charges	03/31/08	-0.21	0.07	2.62	2.37
	Including sales charges		-1.20	-0.90	2.62	2.37
Institutional Class		01/09/86	0.30	1.05	3.65	3.35
Institutional 2 Class*		11/08/12	0.33	1.14	3.74	3.44
Institutional 3 Class		07/15/09	0.36	1.20	3.80	3.51
Class R*		11/16/11	0.05	0.57	3.14	2.84
Class V	Excluding sales charges	03/07/11	0.22	0.92	3.49	3.20
	Including sales charges		-4.54	-3.87	2.48	2.70
Bloomberg U.S. Aggregate Bond Index			1.06	-0.48	3.10	3.00
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charges for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. Effective August 24, 2021, the Bloomberg Barclays U.S. Aggregate Bond Index was re-branded as the Bloomberg U.S. Aggregate Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Bond Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2021)
Asset-Backed Securities — Non-Agency	17.9
Commercial Mortgage-Backed Securities - Agency	0.5
Commercial Mortgage-Backed Securities - Non-Agency	14.6
Common Stocks	0.0(a)
Corporate Bonds & Notes	12.9
Money Market Funds	4.2
Options Purchased Calls	0.0(a)
Options Purchased Puts	0.4
Residential Mortgage-Backed Securities - Agency	18.5
Residential Mortgage-Backed Securities - Non-Agency	30.8
U.S. Treasury Obligations	0.2
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2021)
AAA rating	33.8
AA rating	14.1
A rating	20.8
BBB rating	20.3
BB rating	0.9
Not rated	10.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Bond Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2021 — October 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,001.70	1,021.14	3.79	3.83	0.76
Advisor Class	1,000.00	1,000.00	1,003.00	1,022.39	2.55	2.57	0.51
Class C	1,000.00	1,000.00	997.90	1,017.40	7.52	7.59	1.51
Institutional Class	1,000.00	1,000.00	1,003.00	1,022.39	2.55	2.57	0.51
Institutional 2 Class	1,000.00	1,000.00	1,003.30	1,022.69	2.25	2.27	0.45
Institutional 3 Class	1,000.00	1,000.00	1,003.60	1,022.94	2.00	2.02	0.40
Class R	1,000.00	1,000.00	1,000.50	1,019.90	5.04	5.09	1.01
Class V	1,000.00	1,000.00	1,002.20	1,021.64	3.29	3.33	0.66
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Bond Fund | Semiannual Report 2021	5

Portfolio of Investments
October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 20.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	2,770,000	2,819,733
AmeriCredit Automobile Receivables Trust
Series 2020-2 Class D
03/18/2026	2.130%	3,610,000	3,670,291
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class D
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.624%	3,000,000	3,004,599
Avant Loans Funding Trust(a)
Series 2019-B Class B
10/15/2026	3.150%	3,386,895	3,393,828
Series 2020-REV1 Class A
05/15/2029	2.170%	1,785,000	1,789,580
Subordinated Series 2021-REV1 Class B
07/15/2030	1.640%	3,950,000	3,935,646
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	1.524%	2,000,000	1,999,002
Series 2020-5A Class A1
3-month USD LIBOR + 1.220% Floor 1.220% 01/20/2032	1.352%	10,000,000	10,001,590
Series 2020-5A Class C
3-month USD LIBOR + 2.350% Floor 2.350% 01/20/2032	2.482%	4,480,000	4,482,451
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.532%	2,000,000	1,987,972
Carlyle US CLO Ltd.(a),(b)
Series 2020-2A Class C
3-month USD LIBOR + 4.000% Floor 4.000% 10/25/2031	4.174%	1,845,000	1,848,124
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	1.732%	1,800,000	1,800,000
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2020-P1 Class B
03/15/2028	2.920%	1,350,000	1,357,627
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Loan Underlying Bond Credit Trust(a)
Series 2019-P1 Class B
07/15/2026	3.280%	946,897	949,351
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	555,220	559,853
Dryden 83 CLO Ltd.(a),(b)
Series 2020-83A Class C
3-month USD LIBOR + 2.150% Floor 2.150% 01/18/2032	2.272%	5,000,000	5,002,895
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.475%	1,250,000	1,250,039
ENVA LLC(a)
Series 2019-A Class B
06/22/2026	6.170%	143,069	143,569
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	1,700,000	1,716,539
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-3A Class C
05/15/2025	1.920%	3,000,000	3,038,581
Subordinated Series 2020-4A Class C
11/17/2025	1.140%	4,875,000	4,881,889
LendingClub Receivables Trust(a)
Series 2019-2 Class A
08/15/2025	4.000%	506,040	512,718
Lendingpoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	9,647,270	9,645,522
Series 2021-B Class A
02/15/2029	1.110%	5,000,000	4,993,624
LendingPoint Asset Securitization Trust(a)
Series 2021-1 Class A
04/15/2027	1.750%	4,233,070	4,248,816
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	2,082,380	2,075,514
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class C
3-month USD LIBOR + 2.200% Floor 2.200% 01/15/2033	2.438%	6,500,000	6,502,008
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	3.838%	1,500,000	1,500,987
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.882%	5,000,000	5,001,250
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	1.482%	3,700,000	3,691,027
Marlette Funding Trust(a)
Series 2020-2A Class B
09/16/2030	1.830%	4,070,518	4,086,593
Series 2021-1A Class B
06/16/2031	1.000%	1,800,000	1,798,813
Subordinated Series 2019-4A Class B
12/17/2029	2.950%	7,300,000	7,377,302
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	1.532%	1,820,000	1,812,452
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	1.578%	4,000,000	4,002,508
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	396,335	397,072
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	882,481	881,738
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	6,800,000	6,803,270
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	1.282%	7,500,000	7,491,480
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	1,122,413	1,131,629
Series 2020-3 Class B
05/17/2027	3.220%	3,000,000	3,051,390
Series 2021-1 Class A
11/15/2027	1.180%	11,560,904	11,574,021
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-3 Class A
05/15/2029	1.150%	7,900,000	7,887,921
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	2,600,000	2,600,000
Rockland Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 04/20/2034	1.252%	7,000,000	7,007,224
RR 1 LLC(a),(b)
Series 2017-1A Class A2B
3-month USD LIBOR + 1.600% Floor 1.600% 07/15/2035	1.724%	10,000,000	10,017,040
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	1.214%	4,500,000	4,500,864
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	6,750,000	6,869,518
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	673,839	678,101
Subordinated Series 2018-2 Class C
04/26/2027	4.250%	11,616,000	11,785,653
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	1,084,677	1,087,302
Series 2021-1A Class A
12/15/2027	1.210%	7,337,618	7,324,665
Upstart Pass-Through Trust(a),(c)
Series 2020-ST4 Class A
11/20/2026	3.250%	1,641,077	1,641,077
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	1,700,670	1,708,841
Series 2021-ST6 Class A
08/20/2027	1.850%	5,407,107	5,382,372
Series 2021-ST9 Class A
11/20/2029	1.700%	3,000,000	2,988,694
Upstart Securitization Trust(a)
Series 2021-1 Class B
03/20/2031	1.890%	4,250,000	4,271,138
Series 2021-3 Class A
07/20/2031	0.830%	9,279,381	9,272,997

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-4 Class A
09/20/2031	0.840%	5,850,000	5,828,498
Subordinated Series 2020-3 Class B
11/20/2030	3.014%	4,000,000	4,073,682
Total Asset-Backed Securities — Non-Agency (Cost $242,825,001)			243,138,480

Commercial Mortgage-Backed Securities - Agency 0.5%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	1,103,400
Federal National Mortgage Association(d)
Series 2017-M15 Class ATS2
11/25/2027	3.140%	4,750,000	5,017,830
Government National Mortgage Association(d),(e)
Series 2019-147 Class IO
06/16/2061	0.542%	6,527,790	349,724
Total Commercial Mortgage-Backed Securities - Agency (Cost $6,392,898)			6,470,954

Commercial Mortgage-Backed Securities - Non-Agency 17.1%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,396,107	2,500,906
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,978,004	3,107,593
BAMLL Commercial Mortgage Securities Trust(a),(d)
Series 2013-WBRK Class A
03/10/2037	3.652%	1,350,000	1,414,442
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class A
1-month USD LIBOR + 0.851% Floor 0.850% 09/15/2034	0.941%	4,500,000	4,491,462
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	2.040%	1,300,000	1,244,672
Subordinated Series 2018-DSNY Class B
1-month USD LIBOR + 1.150% Floor 1.150% 09/15/2034	1.241%	9,325,000	9,283,917
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	1.791%	1,000,000	993,754
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month USD LIBOR + 1.000% Floor 1.000% 10/15/2037	1.090%	2,503,753	2,502,968
Subordinated Series 2018-BXH Class D
1-month USD LIBOR + 2.000% Floor 2.000% 10/15/2037	2.090%	2,000,000	1,978,836
BFLD Trust(a),(b)
Series 2019-DPLO Class A
1-month USD LIBOR + 1.091% Floor 1.091% 10/15/2034	1.180%	3,000,000	2,998,126
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.341%	3,000,000	2,999,064
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class A
1-month USD LIBOR + 0.821% Floor 0.820% 06/15/2035	0.911%	8,000,000	7,994,639
BX Commercial Mortgage Trust(a)
Series 2020-VIV4 Class A
03/09/2044	2.843%	7,500,000	7,729,274
BX Trust(a),(b)
Series 2018-GW Class A
1-month USD LIBOR + 0.800% Floor 0.800% 05/15/2035	0.890%	5,950,000	5,946,283
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.677%	823,000	814,775
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	1.977%	747,000	737,670
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	3,400,000	3,604,500
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	1.490%	8,450,000	8,447,359
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.590%	1,600,000	1,599,500

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.340%	2,000,000	1,999,375
CIM Retail Portfolio Trust(a),(b)
Series 2021-RETL Class B
1-month USD LIBOR + 1.900% Floor 1.900% 08/15/2036	1.990%	7,650,000	7,642,827
Citigroup Commercial Mortgage Trust(a),(d)
Subordinated Series 2020-420K Class D
11/10/2042	3.422%	2,250,000	2,190,954
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	1.219%	1,000,000	999,997
COMM Mortgage Trust(a),(d)
Series 2020-CBM Class D
02/10/2037	3.633%	1,750,000	1,748,588
Corevest American Finance Trust(a)
Series 2020-4 Class A
12/15/2052	1.174%	18,827,990	18,434,133
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	6,220,000	6,605,043
Extended Stay America Trust(a),(b)
Series 2021-ESH Class C
1-month USD LIBOR + 1.700% Floor 1.700% 07/15/2038	1.796%	10,669,493	10,679,485
Hilton U.S.A. Trust(a),(d)
Subordinated Series 2016-HHV Class C
11/05/2038	4.194%	1,700,000	1,813,379
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	1,646,000	1,648,228
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,000,000	4,144,569
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class A
1-month USD LIBOR + 0.850% Floor 0.850% 12/17/2036	0.941%	1,635,586	1,636,598
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 06/17/2037	0.990%	1,576,640	1,577,202
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-SFR2 Class C
1-month USD LIBOR + 1.280% Floor 1.350% 06/17/2037	1.370%	999,843	1,000,197
Subordinated Series 2018-SFR4 Class C
1-month USD LIBOR + 1.400% Floor 1.250% 01/17/2038	1.484%	1,999,908	2,001,153
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,750,000	1,712,682
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class D
11/10/2036	3.283%	1,200,000	1,183,075
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class B
1-month USD LIBOR + 1.500% Floor 1.500% 01/15/2026	1.590%	15,000,000	15,028,050
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2026	2.290%	5,000,000	5,018,701
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	1,100,000	1,108,133
Series 2020-SFR1 Class E
04/17/2037	3.032%	1,800,000	1,826,916
Series 2020-SFR3 Class B
10/17/2027	1.495%	4,000,000	3,925,902
Series 2020-SFR3 Class C
10/17/2027	1.695%	6,250,000	6,153,398
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	1.240%	8,000,000	8,002,534
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,000,000	6,990,442
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.851% Floor 0.851% 02/15/2032	0.940%	1,737,226	1,729,316
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	1.340%	900,000	896,060

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.750% 12/15/2034	0.965%	4,720,000	4,714,369
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.180%	5,600,000	5,460,172
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.325% Floor 1.200% 12/15/2034	1.416%	800,000	797,234
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $197,425,361)			199,058,452

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(f)	3	27
Total Consumer Staples		27
Financials 0.0%
Capital Markets 0.0%
Jefferies Financial Group, Inc.	39	1,677
Total Financials		1,677
Total Common Stocks (Cost $—)		1,704

Corporate Bonds & Notes 15.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Northrop Grumman Corp.
01/15/2028	3.250%	1,720,000	1,851,666
United Technologies Corp.
11/16/2028	4.125%	660,000	747,974
Total			2,599,640
Banking 3.8%
Bank of America Corp.(g)
07/23/2031	1.898%	7,130,000	6,812,692
10/24/2031	1.922%	2,300,000	2,192,980
Citigroup, Inc.(g)
06/03/2031	2.572%	1,145,000	1,153,556
05/01/2032	2.561%	1,119,000	1,122,066
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(g),(h)
11/03/2032	2.520%	1,397,000	1,391,848
Goldman Sachs Group, Inc. (The)(g)
05/01/2029	4.223%	1,080,000	1,209,741
07/21/2032	2.383%	3,953,000	3,885,926
HSBC Holdings PLC(g)
05/24/2032	2.804%	4,040,000	4,068,059
JPMorgan Chase & Co.(g)
10/15/2030	2.739%	1,812,000	1,860,742
04/22/2032	2.580%	10,074,000	10,146,377
Morgan Stanley(g)
07/21/2032	2.239%	3,037,000	2,965,056
10/20/2032	2.511%	1,593,000	1,589,872
Wells Fargo & Co.(g)
10/30/2030	2.879%	593,000	614,475
02/11/2031	2.572%	5,442,000	5,504,018
Total			44,517,408
Cable and Satellite 0.4%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	610,000	738,393
06/30/2062	3.950%	4,214,000	4,138,273
Total			4,876,666
Diversified Manufacturing 0.6%
Carrier Global Corp.
04/05/2040	3.377%	1,111,000	1,161,035
04/05/2050	3.577%	1,028,000	1,110,939
General Electric Co.
03/15/2032	6.750%	1,176,000	1,627,247
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	3.446%	2,995,000	2,920,175
Total			6,819,396
Electric 2.7%
AEP Texas, Inc.
01/15/2050	3.450%	2,980,000	3,149,182
Berkshire Hathaway Energy Co.
10/15/2050	4.250%	160,000	197,689
CMS Energy Corp.
03/01/2024	3.875%	173,000	183,098
11/15/2025	3.600%	50,000	53,634
Consolidated Edison Co. of New York, Inc.
04/01/2050	3.950%	560,000	652,836
DTE Energy Co.
10/01/2026	2.850%	4,075,000	4,277,586

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
09/01/2046	3.750%	3,035,000	3,307,882
Emera US Finance LP
06/15/2046	4.750%	2,910,000	3,500,162
Eversource Energy
01/15/2028	3.300%	2,370,000	2,552,428
Georgia Power Co.
03/15/2042	4.300%	1,885,000	2,182,092
Pacific Gas and Electric Co.
07/01/2050	4.950%	3,660,000	4,052,304
PacifiCorp
02/15/2050	4.150%	1,625,000	1,962,952
Southern Co. (The)
07/01/2046	4.400%	1,624,000	1,936,906
WEC Energy Group, Inc.
10/15/2027	1.375%	975,000	947,291
Xcel Energy, Inc.
06/01/2030	3.400%	2,425,000	2,631,327
Total			31,587,369
Finance Companies 0.4%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	4,063,000	4,947,300
Food and Beverage 1.3%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	6,417,000	8,184,381
Bacardi Ltd.(a)
05/15/2048	5.300%	3,445,000	4,609,257
Kraft Heinz Foods Co.
06/01/2046	4.375%	1,808,000	2,110,222
Total			14,903,860
Health Care 0.7%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.148%	963,000	967,968
Becton Dickinson and Co.
06/06/2024	3.363%	191,000	201,390
06/06/2027	3.700%	2,345,000	2,559,810
02/11/2031	1.957%	910,000	881,780
CVS Health Corp.
03/25/2048	5.050%	2,380,000	3,130,558
Total			7,741,506
Independent Energy 0.0%
Canadian Natural Resources Ltd.
06/30/2033	6.450%	110,000	143,382
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.1%
Chevron USA, Inc.
04/01/2027	8.000%	809,000	1,071,139
Life Insurance 0.2%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,000,000	1,333,430
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	357,000	397,028
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	335,000	360,502
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	475,000	621,588
Total			2,712,548
Midstream 0.8%
Kinder Morgan, Inc.
02/15/2046	5.050%	2,165,000	2,632,120
MPLX LP
04/15/2048	4.700%	1,175,000	1,376,869
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	2,780,000	3,006,223
Western Gas Partners LP
08/15/2048	5.500%	550,000	650,272
Williams Companies, Inc. (The)
09/15/2045	5.100%	771,000	967,516
10/15/2051	3.500%	917,000	938,466
Total			9,571,466
Natural Gas 0.6%
NiSource, Inc.
09/01/2029	2.950%	1,000,000	1,042,409
05/01/2030	3.600%	1,535,000	1,674,095
02/15/2043	5.250%	455,000	594,569
02/15/2044	4.800%	50,000	62,302
05/15/2047	4.375%	2,380,000	2,880,500
Sempra Energy
06/15/2027	3.250%	92,000	98,189
Total			6,352,064
Pharmaceuticals 0.3%
AbbVie, Inc.
06/15/2044	4.850%	2,780,000	3,502,034
Railroads 0.0%
Union Pacific Corp.
04/06/2071	3.799%	405,000	475,034

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.1%
Lowe’s Companies, Inc.
05/03/2047	4.050%	790,000	921,894
10/15/2050	3.000%	420,000	420,660
Total			1,342,554
Technology 0.8%
Broadcom, Inc.(a)
04/15/2034	3.469%	2,096,000	2,159,071
11/15/2036	3.187%	876,000	859,783
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	200,000	214,503
Oracle Corp.
04/01/2050	3.600%	3,945,000	4,030,162
03/25/2061	4.100%	1,305,000	1,426,042
Total			8,689,561
Wireless 0.4%
American Tower Corp.
08/15/2029	3.800%	3,245,000	3,567,655
T-Mobile USA, Inc.
04/15/2030	3.875%	330,000	361,008
02/15/2041	3.000%	635,000	610,920
Total			4,539,583
Wirelines 1.6%
AT&T, Inc.
09/15/2055	3.550%	2,847,000	2,884,062
12/01/2057	3.800%	5,516,000	5,795,960
Verizon Communications, Inc.(a)
03/15/2032	2.355%	3,846,000	3,787,522
Verizon Communications, Inc.
08/10/2033	4.500%	2,744,000	3,238,665
03/22/2061	3.700%	2,872,000	3,124,344
Total			18,830,553
Total Corporate Bonds & Notes (Cost $170,079,783)			175,223,063

Residential Mortgage-Backed Securities - Agency 21.6%

Federal Home Loan Mortgage Corp.
05/01/2041	5.000%	158,413	174,339
Federal Home Loan Mortgage Corp.(i)
06/01/2043	4.000%	1,572,755	1,725,682
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.961%	2,763,917	540,480
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	4,322,289	4,573,230
07/01/2038	6.000%	773,506	914,138
05/01/2043- 10/01/2045	3.500%	3,266,914	3,532,911
02/01/2048	4.000%	1,016,908	1,098,001
Federal National Mortgage Association(i)
01/01/2040	5.500%	912,415	1,052,412
08/01/2040	4.500%	1,438,853	1,602,934
09/01/2040	5.000%	604,464	685,355
07/01/2045- 02/01/2046	3.500%	2,460,744	2,639,215
11/01/2045	4.000%	718,490	776,651
Federal National Mortgage Association(b),(e)
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.911%	893,208	221,567
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.911%	2,344,282	557,289
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	6.561%	3,538,180	628,380
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	6.061%	1,125,815	238,162
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	6.011%	966,668	228,271
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.061%	1,870,328	456,715
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.111%	1,305,663	273,622

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.061%	1,688,298	332,601
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.961%	4,193,184	758,511
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.961%	1,529,035	356,383
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.961%	2,418,803	537,795
Federal National Mortgage Association(e)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	24,276,691	4,114,037
Freddie Mac REMICS(e)
CMO Series 5152 Class XI
11/25/2050	2.500%	16,314,673	2,366,120
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000, Cap 11.000 04/20/2022- 04/20/2028	1.875%	3,582	3,633
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2022	2.250%	1,061	1,064
Government National Mortgage Association(i)
04/20/2048	4.500%	1,216,243	1,303,789
Government National Mortgage Association(b),(e)
CMO Series 2017-112 Class SJ
-1.0 x 1-month USD LIBOR + 5.660% Cap 5.660% 07/20/2047	5.574%	3,736,984	566,187
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.114%	1,095,820	261,856
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	6.114%	1,507,223	335,873
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.114%	727,899	148,185
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	6.064%	934,073	217,770
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.114%	968,276	151,994
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.114%	1,117,640	187,165
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	6.164%	1,355,767	263,924
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	6.114%	1,156,389	188,559
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.114%	2,213,584	507,319
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	6.064%	1,898,291	308,608
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.114%	1,173,993	237,903
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.114%	1,301,262	206,911

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	5.914%	1,771,240	308,240
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	6.064%	1,314,567	228,469
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	6.064%	1,398,644	225,443
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	5.964%	1,406,114	217,686
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	6.064%	1,315,186	216,116
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	6.064%	3,111,726	553,055
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	6.014%	7,438,288	1,391,930
CMO Series 2020-188 Class SA
1-month USD LIBOR + 6.300% Cap 6.300% 12/20/2050	6.214%	14,523,808	3,338,795
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	5.964%	1,071,921	164,736
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	6.064%	1,853,524	300,908
Government National Mortgage Association(e)
CMO Series 2020-164 Class CI
11/20/2050	3.000%	9,338,146	1,333,810
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-175 Class KI
11/20/2050	2.500%	23,826,285	3,448,462
CMO Series 2020-191 Class UG
12/20/2050	3.500%	9,283,427	1,425,603
CMO Series 2021-119 Class QI
07/20/2051	3.000%	9,411,475	1,320,011
CMO Series 2021-139 Class IC
08/20/2051	3.000%	22,906,025	3,234,633
CMO Series 2021-16 Class KI
01/20/2051	2.500%	11,088,840	1,621,774
CMO Series 2021-9 Class MI
01/20/2051	2.500%	11,261,348	1,320,142
Government National Mortgage Association TBA(h)
11/18/2051	2.000%	20,000,000	20,243,750
11/18/2051	2.500%	12,000,000	12,334,687
Uniform Mortgage-Backed Security TBA(h)
11/16/2036- 11/10/2051	2.000%	49,000,000	49,252,149
11/16/2036- 12/13/2051	2.500%	57,100,000	58,561,181
11/16/2036- 11/10/2051	3.000%	39,978,000	41,724,275
11/16/2036	3.500%	4,000,000	4,243,402
11/10/2051	4.000%	9,000,000	9,636,311
Total Residential Mortgage-Backed Securities - Agency (Cost $249,501,536)			251,921,109

Residential Mortgage-Backed Securities - Non-Agency 35.9%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	4,610,330	4,574,890
American Mortgage Trust(c),(d),(j)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	54	33
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-1 Class M1
12/25/2059	3.161%	3,000,000	3,006,220
CMO Series 2020-3 Class A1
04/25/2065	1.691%	4,616,805	4,643,361
CMO Series 2021-5 Class A2
07/25/2066	1.208%	7,076,370	7,047,813
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	960,000	959,221
Arroyo Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	331,528	334,740

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-SPL3 Class A
11/28/2053	4.000%	1,471,010	1,488,861
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-1A Class M1B
1-month USD LIBOR + 1.600% 04/25/2028	1.686%	2,974,340	2,974,340
CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.900% 04/25/2028	2.986%	5,000,000	5,026,753
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	2.089%	4,250,000	4,260,585
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.189%	36,415	36,415
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.689%	3,200,000	3,208,930
CMO Series 2019-3A Class M1C
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.039%	3,500,000	3,499,999
CMO Series 2020-3A Class M1A
1-month USD LIBOR + 2.000% Floor 2.000% 10/25/2030	2.089%	2,909,102	2,918,764
CMO Series 2021-2A Class M1A
30-day Average SOFR + 1.200% Floor 1.200% 06/25/2031	1.210%	4,000,000	4,009,941
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	1.510%	2,000,000	2,003,410
BRAVO Residential Funding Trust(a),(d)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	248,804	251,707
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	106,630	107,723
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	300,000	300,578
CMO Series 2020-NQM1 Class M1
05/25/2060	3.181%	2,500,000	2,541,879
CMO Series 2020-RPL2 Class A1
05/25/2059	2.000%	2,434,884	2,453,024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-3 Class A2
11/25/2059	2.981%	1,926,709	1,951,043
CMO Series 2019-3 Class A3
11/25/2059	3.135%	2,807,490	2,840,126
CMO Series 2020-1 Class A1
02/25/2055	1.724%	6,049,260	6,102,412
BVRT Financing Trust(a),(b),(c)
CMO Series 2020-CRT1 Class M1
1-month USD LIBOR + 1.750% 07/10/2032	1.827%	160,334	160,535
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	1.800%	5,557,841	5,557,841
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	2.950%	6,000,000	6,000,000
CMO Series 2021-CRT2 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 11/10/2032	1.836%	304,689	304,689
CMO Series 2021-CRT3 Class M1
30-day Average SOFR + 1.550% Floor 1.550% 01/10/2031	1.600%	1,309,988	1,309,988
BVRT Financing Trust(a),(b),(c),(j)
CMO Series 2021-2F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 01/10/2032	1.600%	602,858	602,858
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.345%	1,751,490	1,760,248
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.162%	1,023,831	1,021,507
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2015-A Class A4
06/25/2058	4.250%	17,881	17,994
COLT Mortgage Loan Trust(a),(d)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	350,000	352,946
CMO Series 2021-3 Class A1
09/27/2066	0.956%	3,676,187	3,672,362

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a),(d)
CMO Series 2020-SPT1 Class A1
04/25/2065	1.616%	1,349,641	1,353,762
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-RPL2 Class A1A
01/25/2060	1.115%	4,200,787	4,086,009
CSMC Trust(a),(d)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.431%	1,082,993	1,108,320
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	11,057,725	10,967,504
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	3,257,590	3,271,283
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2021-1 Class A2
05/25/2065	0.973%	1,544,763	1,535,692
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	1.789%	275,303	275,576
CMO Series 2021-1 Class M1A
30-day Average SOFR + 1.700% Floor 1.700% 10/25/2033	1.710%	7,500,000	7,521,687
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.539%	3,100,000	3,079,108
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2020-1 Class A3
06/25/2065	4.000%	550,000	561,302
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.089%	1,769,908	1,812,932
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA4 Class M2
1-month USD LIBOR + 3.750% Floor 3.750% 08/25/2050	3.839%	480,994	484,914
CMO Series 2021-DNA3 Class M1
30-day Average SOFR + 0.750% 10/25/2033	0.799%	8,000,000	8,003,802
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN4 Class M3
1-month USD LIBOR + 4.550% 10/25/2024	4.639%	2,229,670	2,296,454
FWD Securitization Trust(a),(d)
CMO Series 2020-INV1 Class M1
01/25/2050	2.850%	3,500,000	3,499,344
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT LLC(a),(d)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	4,908,520	4,898,188
GS Mortgage-Backed Securities Corp. Trust(a),(d)
CMO Series 2021-NQM1 Class A1
07/25/2061	1.017%	4,489,469	4,488,734
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	2,570,441	2,558,781
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	4,247,890	4,228,469
Loan Revolving Advance Investment Trust(a),(b),(c),(j)
CMO Series 2021-1 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 12/31/2022	2.838%	4,000,000	4,000,000
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	2.838%	4,000,000	4,000,000
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-2 Class B
1-month USD LIBOR + 1.100% Floor 1.100% 11/25/2053	1.189%	18,000,000	17,961,318
CMO Series 2020-2 Class C
1-month USD LIBOR + 1.300% Floor 1.300% 11/25/2053	1.389%	7,000,000	7,001,493
MFA Trust(a),(d)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	3,500,000	3,544,881
CMO Series 2020-NQM3 Class A1
01/26/2065	1.014%	10,937,695	10,943,642
CMO Series 2020-NQM3 Class A2
01/26/2065	1.324%	4,375,078	4,378,978
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	3,281,308	3,285,321
MFRA Trust(a),(d)
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	742,355	738,586
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	1,157,332	1,151,403
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	51,152	51,200

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MRA Issuance Trust(a),(b)
CMO Series 2021-14 Class A1X
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2022	1.336%	10,000,000	10,003,366
CMO Series 2021-EBO4 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/16/2022	1.840%	5,000,000	5,002,027
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	6,000,000	6,005,741
MRA Issuance Trust(a),(b),(c),(j)
CMO Series 2021-EBO8 Class A1
1-month USD LIBOR + 2.750% Floor 2.750% 02/16/2022	2.846%	3,000,000	3,000,000
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class A
07/25/2054	3.790%	577,236	578,514
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	478,898	479,392
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2018-1A Class A1A
12/25/2057	4.000%	8,958,417	9,497,857
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	5,248,537	5,277,013
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.639%	413,106	416,142
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.489%	25,204	25,209
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.039%	1,500,000	1,520,710
Oaktown Re V Ltd.(a),(b)
Subordinated CMO Series 2020-2A Class M1A
1-month USD LIBOR + 2.400% Floor 2.400% 10/25/2030	2.489%	70,190	70,223
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 10/25/2033	1.699%	5,500,000	5,522,450
OSAT Trust(a),(d)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	1,188,525	1,191,475
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.088%	744,062	742,569
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.838%	623,813	617,968
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.939%	10,700,000	10,724,890
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.739%	3,950,000	3,948,818
Preston Ridge Partners Mortgage(a),(d)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	3,147,456	3,152,569
Preston Ridge Partners Mortgage LLC(a),(d)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	11,322,465	11,275,384
CMO Series 2021-3 Class A1
04/25/2026	1.867%	2,724,401	2,708,330
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	7,347,157	7,348,518
Preston Ridge Partners Mortgage Trust LLC(a),(d)
CMO Series 2021-8 Class A1
09/25/2026	1.743%	2,034,049	2,021,754
PRKCM Trust(a),(d)
CMO Series 2021-AFC1 Class A3
07/25/2056	2.069%	6,808,652	6,765,628
PRPM LLC(a),(d)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	5,575,538	5,532,840
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.839%	1,500,000	1,502,244

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2021	17

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.039%	3,250,000	3,247,564
Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	97,278	97,732
Stanwich Mortgage Loan Co. LLC(a),(c),(d),(j)
CMO Series 2021-NPB1 Class A1
10/16/2024	2.735%	4,000,000	4,000,000
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2018-IMC2 Class A3
10/25/2048	4.376%	3,073,582	3,077,971
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,305,327	3,334,422
CMO Series 2020-2 Class A3
04/25/2060	3.000%	8,250,000	8,303,907
CMO Series 2020-3 Class A3
04/25/2065	2.591%	5,000,000	5,044,970
CMO Series 2020-3 Class M1
04/25/2065	3.544%	2,800,000	2,827,035
CMO Series 2020-INV1 Class A2
11/25/2055	1.439%	8,353,773	8,368,203
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	3,161,972	3,167,213
CMO Series 2021-3 Class A1
06/25/2056	1.127%	1,452,392	1,442,537
Station Place Securitization Trust(a),(b)
CMO Series 2021-WL1 Class A
1-month USD LIBOR + 0.650% Floor 0.650% 01/26/2054	0.739%	5,500,000	5,505,430
Stonnington Mortgage Trust(a),(c),(d)
CMO Series 2020-1 Class A
07/28/2024	3.500%	5,460,389	5,460,389
Toorak Mortgage Corp., Ltd.(d)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	1,825,085	1,832,855
Towd Point Mortgage Trust(a),(d)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	168,301	169,212
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	10,000,000	10,341,499
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 3.000% Floor 3.000% 10/25/2030	3.106%	739,037	740,107
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-2 Class M1A
1-month USD LIBOR + 2.050% Floor 2.050% 10/25/2033	2.139%	6,000,000	6,042,104
Vendee Mortgage Trust(d),(e)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	689,024	1
CMO Series 1998-3 Class IO
03/15/2029	0.000%	834,726	1
Verus Securitization Trust(a),(d)
CMO Series 2019-3 Class A3
07/25/2059	3.040%	2,404,920	2,428,186
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	719,954	727,856
CMO Series 2020-1 Class A3
01/25/2060	2.724%	1,472,191	1,482,549
CMO Series 2020-4 Class A3
06/25/2065	2.321%	3,212,485	3,238,357
CMO Series 2021-4 Class A2
07/25/2066	1.247%	5,595,522	5,574,866
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class A2
04/25/2060	3.035%	4,000,000	4,084,306
CMO Series 2020-INV1 Class A3
04/25/2060	3.889%	2,800,000	2,883,429
Visio Trust(a)
CMO Series 2020-1R Class A3
11/25/2055	1.873%	3,132,829	3,128,651
CMO Series 2021-1R Class A1
05/25/2056	1.280%	4,164,650	4,159,396
ZH Trust(a)
CMO Series 2021-1 Class A
02/18/2027	2.253%	3,000,000	2,997,016
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $418,908,868)			419,031,814

U.S. Treasury Obligations 0.3%

U.S. Treasury
08/15/2048	3.000%	530,000	646,848
U.S. Treasury(k)
STRIPS
02/15/2040	0.000%	3,461,000	2,376,328
Total U.S. Treasury Obligations (Cost $2,809,170)			3,023,176

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Options Purchased Calls 0.0%
Value ($)
(Cost $1,814,250)	285,803

Options Purchased Puts 0.5%

(Cost $3,323,280)	5,534,659

Money Market Funds 4.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.072%(l),(m)	56,721,158	56,715,486
Total Money Market Funds (Cost $56,713,447)		56,715,486
Total Investments in Securities (Cost: $1,349,793,594)		1,360,404,700
Other Assets & Liabilities, Net		(194,883,757)
Net Assets		1,165,520,943
At October 31, 2021, securities and/or cash totaling $9,125,061 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	600	12/2021	USD	78,421,875	270,885	—
U.S. Treasury 10-Year Note	3,862	12/2021	USD	504,775,469	—	(9,964,057)
U.S. Treasury 5-Year Note	353	12/2021	USD	42,977,750	—	(629,505)
U.S. Ultra Treasury Bond	72	12/2021	USD	14,141,250	—	(117,559)
Total					270,885	(10,711,121)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	71,700,000	71,700,000	1.00	01/21/2022	609,450	63,132
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	60,000,000	60,000,000	1.10	01/24/2022	552,000	91,704
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	12,500,000	12,500,000	1.00	07/08/2022	127,500	52,254
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	51,500,000	51,500,000	1.10	01/24/2022	525,300	78,713
Total							1,814,250	285,803

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2021	19

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	95,000,000	95,000,000	1.25	12/03/2021	1,472,500	3,046,726
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	51,600,000	51,600,000	1.75	07/15/2022	892,680	1,115,184
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	25,000,000	25,000,000	1.25	11/18/2021	305,000	769,745
5-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	62,200,000	62,200,000	1.50	05/20/2022	653,100	603,004
Total							3,323,280	5,534,659

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(50,000,000)	(50,000,000)	2.20	03/17/2022	(935,000)	(188,260)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $857,372,806, which represents 73.56% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2021.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2021.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Non-income producing investment.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2021.
(h)	Represents a security purchased on a when-issued basis.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2021, the total value of these securities amounted to $17,363,139, which represents 1.49% of total net assets.
(k)	Zero coupon bond.
(l)	The rate shown is the seven-day current annualized yield at October 31, 2021.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.072%
	54,158,560	265,324,155	(262,767,229)	—	56,715,486	—	15,616	56,721,158
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Abbreviation Legend  (continued)
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	241,497,403	1,641,077	243,138,480
Commercial Mortgage-Backed Securities - Agency	—	6,470,954	—	6,470,954
Commercial Mortgage-Backed Securities - Non-Agency	—	199,058,452	—	199,058,452
Common Stocks
Consumer Staples	—	27	—	27
Financials	1,677	—	—	1,677
Total Common Stocks	1,677	27	—	1,704
Corporate Bonds & Notes	—	175,223,063	—	175,223,063
Residential Mortgage-Backed Securities - Agency	—	251,921,109	—	251,921,109
Residential Mortgage-Backed Securities - Non-Agency	—	382,875,233	36,156,581	419,031,814
U.S. Treasury Obligations	646,848	2,376,328	—	3,023,176
Options Purchased Calls	—	285,803	—	285,803
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2021	21

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Options Purchased Puts	—	5,534,659	—	5,534,659
Money Market Funds	56,715,486	—	—	56,715,486
Total Investments in Securities	57,364,011	1,265,243,031	37,797,658	1,360,404,700
Investments in Derivatives
Asset
Futures Contracts	270,885	—	—	270,885
Liability
Futures Contracts	(10,711,121)	—	—	(10,711,121)
Options Contracts Written	—	(188,260)	—	(188,260)
Total	46,923,775	1,265,054,771	37,797,658	1,349,776,204
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 04/30/2021 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 10/31/2021 ($)
Asset-Backed Securities — Non-Agency	2,137,798	—	—	—	—	(496,721)	—	—	1,641,077
Residential Mortgage-Backed Securities — Non-Agency	58,913,795	7	22,499	(51,683)	26,650,050	(40,878,131)	—	(8,499,956)	36,156,581
Total	61,051,593	7	22,499	(51,683)	26,650,050	(41,374,852)	—	(8,499,956)	37,797,658
(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2021 was $6,620, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $6,620.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) valuation measurement.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Bond Fund | Semiannual Report 2021

Statement of Assets and Liabilities
October 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,287,942,617)	$1,297,868,752
Affiliated issuers (cost $56,713,447)	56,715,486
Options purchased (cost $5,137,530)	5,820,462
Cash collateral held at broker for:
TBA	161,000
Receivable for:
Investments sold	405,708
Investments sold on a delayed delivery basis	54,330,078
Capital shares sold	1,920,721
Dividends	2,491
Interest	2,860,557
Foreign tax reclaims	16,389
Variation margin for futures contracts	62,273
Expense reimbursement due from Investment Manager	3,853
Prepaid expenses	13,375
Trustees’ deferred compensation plan	255,898
Other assets	9,892
Total assets	1,420,446,935
Liabilities
Option contracts written, at value (premiums received $935,000)	188,260
Due to custodian	8,608
Payable for:
Investments purchased	424,775
Investments purchased on a delayed delivery basis	251,735,432
Capital shares purchased	324,217
Distributions to shareholders	1,621,750
Variation margin for futures contracts	209,156
Management services fees	15,791
Distribution and/or service fees	904
Transfer agent fees	18,898
Compensation of board members	77,775
Compensation of chief compliance officer	29
Other expenses	44,499
Trustees’ deferred compensation plan	255,898
Total liabilities	254,925,992
Net assets applicable to outstanding capital stock	$1,165,520,943
Represented by
Paid in capital	1,166,224,102
Total distributable earnings (loss)	(703,159)
Total - representing net assets applicable to outstanding capital stock	$1,165,520,943
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2021	23

Statement of Assets and Liabilities  (continued)
October 31, 2021 (Unaudited)
Class A
Net assets	$99,180,054
Shares outstanding	2,817,614
Net asset value per share	$35.20
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$36.96
Advisor Class
Net assets	$2,789,557
Shares outstanding	79,359
Net asset value per share	$35.15
Class C
Net assets	$6,593,329
Shares outstanding	187,569
Net asset value per share	$35.15
Institutional Class
Net assets	$86,003,182
Shares outstanding	2,443,629
Net asset value per share	$35.19
Institutional 2 Class
Net assets	$15,395,381
Shares outstanding	438,629
Net asset value per share	$35.10
Institutional 3 Class
Net assets	$947,283,206
Shares outstanding	26,856,654
Net asset value per share	$35.27
Class R
Net assets	$1,151,604
Shares outstanding	32,719
Net asset value per share	$35.20
Class V
Net assets	$7,124,630
Shares outstanding	202,785
Net asset value per share	$35.13
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$36.88
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Bond Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended October 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$18
Dividends — affiliated issuers	15,616
Interest	12,797,885
Total income	12,813,519
Expenses:
Management services fees	2,896,081
Distribution and/or service fees
Class A	124,021
Class C	36,339
Class R	2,836
Class V	5,610
Transfer agent fees
Class A	59,662
Advisor Class	1,567
Class C	4,370
Institutional Class	49,869
Institutional 2 Class	3,724
Institutional 3 Class	25,516
Class R	682
Class V	4,498
Compensation of board members	17,729
Custodian fees	15,600
Printing and postage fees	13,931
Registration fees	69,301
Audit fees	19,750
Legal fees	12,218
Interest on collateral	4,747
Compensation of chief compliance officer	153
Other	12,299
Total expenses	3,380,503
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(755,840)
Fees waived by transfer agent
Institutional 2 Class	(168)
Institutional 3 Class	(8,122)
Expense reduction	(700)
Total net expenses	2,615,673
Net investment income	10,197,846
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,353,323
Futures contracts	2,695,897
Options purchased	778,000
Options contracts written	88,460
Swap contracts	(658,929)
Net realized gain	5,256,751
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,159,883)
Futures contracts	(3,175,963)
Options purchased	(6,143,690)
Options contracts written	651,678
Swap contracts	13,478
Net change in unrealized appreciation (depreciation)	(11,814,380)
Net realized and unrealized loss	(6,557,629)
Net increase in net assets resulting from operations	$3,640,217
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2021	25

Statement of Changes in Net Assets
	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations
Net investment income	$10,197,846	$17,427,582
Net realized gain	5,256,751	4,193,195
Net change in unrealized appreciation (depreciation)	(11,814,380)	7,949,566
Net increase in net assets resulting from operations	3,640,217	29,570,343
Distributions to shareholders
Net investment income and net realized gains
Class A	(677,862)	(4,095,337)
Advisor Class	(21,078)	(95,400)
Class C	(22,147)	(341,919)
Institutional Class	(671,733)	(3,622,047)
Institutional 2 Class	(110,742)	(413,556)
Institutional 3 Class	(8,304,374)	(26,231,751)
Class R	(6,307)	(49,383)
Class V	(54,902)	(350,296)
Total distributions to shareholders	(9,869,145)	(35,199,689)
Increase in net assets from capital stock activity	37,702,854	704,393,822
Total increase in net assets	31,473,926	698,764,476
Net assets at beginning of period	1,134,047,017	435,282,541
Net assets at end of period	$1,165,520,943	$1,134,047,017
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Bond Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2021 (Unaudited)		April 30, 2021
	Shares	Dollars ($)	Shares(a)	Dollars ($)
Capital stock activity
Class A
Subscriptions	314,053	11,177,268	1,052,886	37,794,128
Distributions reinvested	16,561	588,681	97,887	3,515,038
Redemptions	(330,526)	(11,745,765)	(494,210)	(17,570,141)
Net increase	88	20,184	656,563	23,739,025
Advisor Class
Subscriptions	48,485	1,720,603	87,868	3,333,177
Distributions reinvested	591	20,996	2,644	94,921
Redemptions	(29,818)	(1,064,084)	(78,522)	(2,998,903)
Net increase	19,258	677,515	11,990	429,195
Class C
Subscriptions	25,827	916,918	115,398	4,142,956
Distributions reinvested	585	20,754	9,177	329,004
Redemptions	(56,223)	(1,994,320)	(151,780)	(5,440,805)
Net decrease	(29,811)	(1,056,648)	(27,205)	(968,845)
Institutional Class
Subscriptions	445,424	15,852,070	998,279	35,937,092
Distributions reinvested	16,918	601,183	89,987	3,231,666
Redemptions	(295,540)	(10,507,898)	(779,462)	(27,865,249)
Net increase	166,802	5,945,355	308,804	11,303,509
Institutional 2 Class
Subscriptions	176,845	6,276,778	140,010	5,049,877
Distributions reinvested	3,126	110,742	11,552	413,556
Redemptions	(26,454)	(937,090)	(40,049)	(1,433,710)
Net increase	153,517	5,450,430	111,513	4,029,723
Institutional 3 Class
Subscriptions	1,693,806	60,448,021	19,970,295	719,666,240
Distributions reinvested	143,960	5,127,888	320,691	11,517,196
Redemptions	(1,078,195)	(38,456,940)	(1,796,093)	(64,570,215)
Net increase	759,571	27,118,969	18,494,893	666,613,221
Class R
Subscriptions	2,949	104,910	1,413	50,793
Distributions reinvested	177	6,307	1,373	49,298
Redemptions	(2,271)	(80,432)	(6,040)	(219,028)
Net increase (decrease)	855	30,785	(3,254)	(118,937)
Class V
Subscriptions	292	10,326	4,820	169,851
Distributions reinvested	1,116	39,600	7,219	258,820
Redemptions	(14,987)	(533,662)	(29,619)	(1,061,740)
Net decrease	(13,579)	(483,736)	(17,580)	(633,069)
Total net increase	1,056,701	37,702,854	19,535,724	704,393,822

(a)	Share activity has been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2021	27

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A(c)
Six Months Ended 10/31/2021 (Unaudited)	$35.38	0.25	(0.19)	0.06	(0.24)	—	(0.24)
Year Ended 4/30/2021	$34.88	0.69	1.39	2.08	(0.72)	(0.86)	(1.58)
Year Ended 4/30/2020	$33.84	0.88	1.48	2.36	(0.88)	(0.44)	(1.32)
Year Ended 4/30/2019	$33.13	0.92	0.67	1.59	(0.88)	—	(0.88)
Year Ended 4/30/2018	$33.87	0.64	(0.74)	(0.10)	(0.60)	(0.04)	(0.64)
Year Ended 4/30/2017	$34.89	0.64	(0.22)	0.42	(0.60)	(0.84)	(1.44)
Advisor Class(c)
Six Months Ended 10/31/2021 (Unaudited)	$35.33	0.30	(0.19)	0.11	(0.29)	—	(0.29)
Year Ended 4/30/2021	$34.83	0.79	1.38	2.17	(0.81)	(0.86)	(1.67)
Year Ended 4/30/2020	$33.80	0.96	1.47	2.43	(0.96)	(0.44)	(1.40)
Year Ended 4/30/2019	$33.09	1.00	0.71	1.71	(1.00)	—	(1.00)
Year Ended 4/30/2018	$33.85	0.72	(0.72)	0.00(h)	(0.72)	(0.04)	(0.76)
Year Ended 4/30/2017	$34.87	0.72	(0.22)	0.50	(0.68)	(0.84)	(1.52)
Class C(c)
Six Months Ended 10/31/2021 (Unaudited)	$35.33	0.12	(0.19)	(0.07)	(0.11)	—	(0.11)
Year Ended 4/30/2021	$34.83	0.43	1.38	1.81	(0.45)	(0.86)	(1.31)
Year Ended 4/30/2020	$33.79	0.60	1.52	2.12	(0.64)	(0.44)	(1.08)
Year Ended 4/30/2019	$33.08	0.64	0.71	1.35	(0.64)	—	(0.64)
Year Ended 4/30/2018	$33.84	0.36	(0.72)	(0.36)	(0.36)	(0.04)	(0.40)
Year Ended 4/30/2017	$34.85	0.40	(0.21)	0.19	(0.36)	(0.84)	(1.20)
Institutional Class(c)
Six Months Ended 10/31/2021 (Unaudited)	$35.37	0.30	(0.19)	0.11	(0.29)	—	(0.29)
Year Ended 4/30/2021	$34.88	0.78	1.38	2.16	(0.81)	(0.86)	(1.67)
Year Ended 4/30/2020	$33.83	0.96	1.49	2.45	(0.96)	(0.44)	(1.40)
Year Ended 4/30/2019	$33.13	1.00	0.70	1.70	(1.00)	—	(1.00)
Year Ended 4/30/2018	$33.87	0.60	(0.58)	0.02	(0.72)	(0.04)	(0.76)
Year Ended 4/30/2017	$34.89	0.72	(0.22)	0.50	(0.68)	(0.84)	(1.52)
Institutional 2 Class(c)
Six Months Ended 10/31/2021 (Unaudited)	$35.28	0.31	(0.19)	0.12	(0.30)	—	(0.30)
Year Ended 4/30/2021	$34.78	0.80	1.39	2.19	(0.83)	(0.86)	(1.69)
Year Ended 4/30/2020	$33.74	1.00	1.48	2.48	(1.00)	(0.44)	(1.44)
Year Ended 4/30/2019	$33.02	1.04	0.68	1.72	(1.00)	—	(1.00)
Year Ended 4/30/2018	$33.78	0.76	(0.76)	0.00(h)	(0.72)	(0.04)	(0.76)
Year Ended 4/30/2017	$34.79	0.68	(0.13)	0.55	(0.72)	(0.84)	(1.56)
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 10/31/2021 (Unaudited)	$35.20	0.17%	0.89%(d),(e)	0.76%(d),(e),(f)	1.43%(d)	114%	$99,180
Year Ended 4/30/2021	$35.38	5.96%	0.91%(e)	0.77%(e),(f)	1.92%	227%	$99,681
Year Ended 4/30/2020	$34.88	7.05%	0.97%	0.80%(f)	2.50%	229%	$75,375
Year Ended 4/30/2019	$33.84	4.98%	1.01%	0.83%(f)	2.73%	236%	$49,696
Year Ended 4/30/2018	$33.13	(0.33%)	1.00%	0.86%(f)	1.84%	257%	$50,845
Year Ended 4/30/2017	$33.87	1.34%	0.98%(g)	0.82%(f),(g)	1.86%	375%	$52,029
Advisor Class(c)
Six Months Ended 10/31/2021 (Unaudited)	$35.15	0.30%	0.64%(d),(e)	0.51%(d),(e),(f)	1.67%(d)	114%	$2,790
Year Ended 4/30/2021	$35.33	6.20%	0.66%(e)	0.52%(e),(f)	2.19%	227%	$2,123
Year Ended 4/30/2020	$34.83	7.32%	0.71%	0.55%(f)	2.74%	229%	$1,676
Year Ended 4/30/2019	$33.80	5.24%	0.76%	0.58%(f)	3.03%	236%	$738
Year Ended 4/30/2018	$33.09	(0.08%)	0.75%	0.61%(f)	2.09%	257%	$497
Year Ended 4/30/2017	$33.85	1.48%	0.73%(g)	0.57%(f),(g)	2.10%	375%	$516
Class C(c)
Six Months Ended 10/31/2021 (Unaudited)	$35.15	(0.21%)	1.64%(d),(e)	1.51%(d),(e),(f)	0.68%(d)	114%	$6,593
Year Ended 4/30/2021	$35.33	5.15%	1.66%(e)	1.52%(e),(f)	1.19%	227%	$7,680
Year Ended 4/30/2020	$34.83	6.26%	1.72%	1.55%(f)	1.74%	229%	$8,519
Year Ended 4/30/2019	$33.79	4.20%	1.76%	1.59%(f)	1.96%	236%	$4,058
Year Ended 4/30/2018	$33.08	(1.08%)	1.75%	1.61%(f)	1.04%	257%	$6,001
Year Ended 4/30/2017	$33.84	0.59%	1.73%(g)	1.57%(f),(g)	1.11%	375%	$9,461
Institutional Class(c)
Six Months Ended 10/31/2021 (Unaudited)	$35.19	0.30%	0.64%(d),(e)	0.51%(d),(e),(f)	1.68%(d)	114%	$86,003
Year Ended 4/30/2021	$35.37	6.19%	0.66%(e)	0.52%(e),(f)	2.18%	227%	$80,542
Year Ended 4/30/2020	$34.88	7.32%	0.72%	0.55%(f)	2.76%	229%	$68,640
Year Ended 4/30/2019	$33.83	5.24%	0.76%	0.58%(f)	2.97%	236%	$51,185
Year Ended 4/30/2018	$33.13	(0.08%)	0.74%	0.61%(f)	1.74%	257%	$56,556
Year Ended 4/30/2017	$33.87	1.60%	0.73%(g)	0.58%(f),(g)	2.11%	375%	$369,017
Institutional 2 Class(c)
Six Months Ended 10/31/2021 (Unaudited)	$35.10	0.33%	0.58%(d),(e)	0.45%(d),(e)	1.74%(d)	114%	$15,395
Year Ended 4/30/2021	$35.28	6.24%	0.60%(e)	0.45%(e)	2.23%	227%	$10,058
Year Ended 4/30/2020	$34.78	7.55%	0.62%	0.46%	2.83%	229%	$6,038
Year Ended 4/30/2019	$33.74	5.24%	0.64%	0.47%	3.20%	236%	$3,687
Year Ended 4/30/2018	$33.02	0.13%	0.64%	0.51%	2.20%	257%	$864
Year Ended 4/30/2017	$33.78	1.58%	0.63%(g)	0.49%(g)	1.99%	375%	$735
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2021	29

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class(c)
Six Months Ended 10/31/2021 (Unaudited)	$35.45	0.32	(0.19)	0.13	(0.31)	—	(0.31)
Year Ended 4/30/2021	$34.95	0.79	1.42	2.21	(0.85)	(0.86)	(1.71)
Year Ended 4/30/2020	$33.90	1.00	1.53	2.53	(1.04)	(0.44)	(1.48)
Year Ended 4/30/2019	$33.19	1.04	0.71	1.75	(1.04)	—	(1.04)
Year Ended 4/30/2018	$33.93	0.84	(0.78)	0.06	(0.76)	(0.04)	(0.80)
Year Ended 4/30/2017	$34.94	0.76	(0.17)	0.59	(0.76)	(0.84)	(1.60)
Class R(c)
Six Months Ended 10/31/2021 (Unaudited)	$35.38	0.21	(0.19)	0.02	(0.20)	—	(0.20)
Year Ended 4/30/2021	$34.88	0.61	1.38	1.99	(0.63)	(0.86)	(1.49)
Year Ended 4/30/2020	$33.83	0.80	1.49	2.29	(0.80)	(0.44)	(1.24)
Year Ended 4/30/2019	$33.12	0.84	0.67	1.51	(0.80)	—	(0.80)
Year Ended 4/30/2018	$33.88	0.52	(0.72)	(0.20)	(0.52)	(0.04)	(0.56)
Year Ended 4/30/2017	$34.89	0.56	(0.21)	0.35	(0.52)	(0.84)	(1.36)
Class V(c)
Six Months Ended 10/31/2021 (Unaudited)	$35.31	0.27	(0.19)	0.08	(0.26)	—	(0.26)
Year Ended 4/30/2021	$34.82	0.73	1.37	2.10	(0.75)	(0.86)	(1.61)
Year Ended 4/30/2020	$33.78	0.92	1.48	2.40	(0.92)	(0.44)	(1.36)
Year Ended 4/30/2019	$33.07	0.92	0.71	1.63	(0.92)	—	(0.92)
Year Ended 4/30/2018	$33.82	0.64	(0.71)	(0.07)	(0.64)	(0.04)	(0.68)
Year Ended 4/30/2017	$34.83	0.68	(0.21)	0.47	(0.64)	(0.84)	(1.48)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R	Class V
04/30/2017	0.04%	0.04%	0.04%	0.03%	0.02%	0.03%	0.03%	0.03%

(h)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class(c)
Six Months Ended 10/31/2021 (Unaudited)	$35.27	0.36%	0.53%(d),(e)	0.40%(d),(e)	1.79%(d)	114%	$947,283
Year Ended 4/30/2021	$35.45	6.31%	0.55%(e)	0.40%(e)	2.22%	227%	$925,195
Year Ended 4/30/2020	$34.95	7.47%	0.57%	0.40%	2.91%	229%	$265,665
Year Ended 4/30/2019	$33.90	5.41%	0.58%	0.42%	3.14%	236%	$257,417
Year Ended 4/30/2018	$33.19	0.19%	0.59%	0.46%	2.46%	257%	$284,876
Year Ended 4/30/2017	$33.93	1.63%	0.54%(g)	0.42%(g)	2.26%	375%	$29,756
Class R(c)
Six Months Ended 10/31/2021 (Unaudited)	$35.20	0.05%	1.14%(d),(e)	1.01%(d),(e),(f)	1.17%(d)	114%	$1,152
Year Ended 4/30/2021	$35.38	5.70%	1.16%(e)	1.02%(e),(f)	1.69%	227%	$1,127
Year Ended 4/30/2020	$34.88	6.79%	1.22%	1.05%(f)	2.26%	229%	$1,225
Year Ended 4/30/2019	$33.83	4.71%	1.26%	1.08%(f)	2.51%	236%	$680
Year Ended 4/30/2018	$33.12	(0.58%)	1.25%	1.11%(f)	1.54%	257%	$550
Year Ended 4/30/2017	$33.88	1.09%	1.23%(g)	1.08%(f),(g)	1.62%	375%	$922
Class V(c)
Six Months Ended 10/31/2021 (Unaudited)	$35.13	0.22%	0.79%(d),(e)	0.66%(d),(e),(f)	1.53%(d)	114%	$7,125
Year Ended 4/30/2021	$35.31	6.10%	0.81%(e)	0.67%(e),(f)	2.04%	227%	$7,640
Year Ended 4/30/2020	$34.82	7.17%	0.87%	0.70%(f)	2.62%	229%	$8,145
Year Ended 4/30/2019	$33.78	4.96%	0.91%	0.73%(f)	2.83%	236%	$8,242
Year Ended 4/30/2018	$33.07	(0.23%)	0.90%	0.76%(f)	1.92%	257%	$8,934
Year Ended 4/30/2017	$33.82	1.44%	0.88%(g)	0.73%(f),(g)	1.95%	375%	$10,139
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2021	31

Notes to Financial Statements
October 31, 2021 (Unaudited)
Note 1. Organization
Columbia Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund’s Board of Trustees approved reverse stock splits of the issued and outstanding shares of the Fund (the Reverse Stock Split). The Reverse Stock Split was completed after the close of business on September 11, 2020. The impact of the Reverse Stock Split was to decrease the number of shares outstanding and increase the net asset value per share for each share class of the Fund by the ratio of 4 to 1, resulting in no effect on the net assets of each share class or the value of each affected shareholder’s investment. Capital stock share activity reflected in the Statement of Changes in Net Assets and per share data in the Financial Highlights have been adjusted on a retroactive basis to reflect the impact of the Reverse Stock Split.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or
32	Columbia Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty
Columbia Bond Fund | Semiannual Report 2021	33

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
(CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
34	Columbia Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing
Columbia Bond Fund | Semiannual Report 2021	35

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings.  These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
36	Columbia Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2021:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	270,885*
Interest rate risk	Investments, at value — Options purchased	5,820,462
Total		6,091,347

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	10,711,121*
Interest rate risk	Options contracts written, at value	188,260
Total		10,899,381

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Interest rate risk	2,695,897	88,460	778,000	(658,929)	2,903,428

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Interest rate risk	(3,175,963)	651,678	(6,143,690)	13,478	(8,654,497)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	682,121,762

Derivative instrument	Average value ($)*
Options contracts — purchased	6,051,572
Options contracts — written	(991,660)

Derivative instrument	Average unrealized appreciation ($)**	Average unrealized depreciation ($)**
Interest rate swap contracts	152	(161,243)

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2021.
**	Based on the ending daily outstanding amounts for the six months ended October 31, 2021.
Columbia Bond Fund | Semiannual Report 2021	37

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity.
38	Columbia Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2021:
	Citi ($)	Morgan Stanley ($)	Total ($)
Assets
Options purchased calls	207,090	78,713	285,803
Options purchased puts	4,161,910	1,372,749	5,534,659
Total assets	4,369,000	1,451,462	5,820,462
Liabilities
Options contracts written	188,260	-	188,260
Total financial and derivative net assets	4,180,740	1,451,462	5,632,202
Total collateral received (pledged) (a)	4,118,000	1,451,462	5,569,462
Net amount (b)	62,740	-	62,740

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Bond Fund | Semiannual Report 2021	39

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2021 was 0.49% of the Fund’s average daily net assets.
40	Columbia Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective September 1, 2021 through August 31, 2022, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended October 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.12
Class V	0.12
Columbia Bond Fund | Semiannual Report 2021	41

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2021, these minimum account balance fees reduced total expenses of the Fund by $700.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	66,769
Class C	—	1.00(b)	655
Class V	4.75	0.50 - 1.00(a)	16

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
42	Columbia Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2021 through August 31, 2022	Prior to September 1, 2021
Class A	0.77%	0.78%
Advisor Class	0.52	0.53
Class C	1.52	1.53
Institutional Class	0.52	0.53
Institutional 2 Class	0.45	0.45
Institutional 3 Class	0.40	0.40
Class R	1.02	1.03
Class V	0.67	0.68
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective September 1, 2021 through August 31, 2022, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,348,859,000	17,705,000	(16,788,000)	917,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Bond Fund | Semiannual Report 2021	43

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at April 30, 2021 as arising on May 1, 2021.
Late year ordinary losses ($)	Post-October capital losses ($)
—	13,492,251
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,492,773,912 and $1,483,970,787, respectively, for the six months ended October 31, 2021, of which $1,211,377,356 and $1,192,409,386, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a
44	Columbia Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended October 31, 2021.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. Alternatives to LIBOR have been established or are in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR.
Columbia Bond Fund | Semiannual Report 2021	45

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed
46	Columbia Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At October 31, 2021, one unaffiliated shareholder of record owned 33.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 53.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Bond Fund | Semiannual Report 2021	47

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
48	Columbia Bond Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Bond Fund | Semiannual Report 2021	49

Approval of Management Agreement  (continued)

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
50	Columbia Bond Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Bond Fund | Semiannual Report 2021	51

Columbia Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR121_04_L01_(12/21)

SemiAnnual Report
October 31, 2021
Columbia Small Cap Value Fund I
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Small Cap Value Fund I (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Small Cap Value Fund I  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Jeremy Javidi, CFA
Portfolio Manager
Managed Fund since 2005
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended October 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/25/86	2.48	64.94	13.21	11.53
	Including sales charges		-3.42	55.44	11.88	10.87
Advisor Class*		11/08/12	2.60	65.37	13.49	11.79
Class C	Excluding sales charges	01/15/96	2.09	63.76	12.36	10.69
	Including sales charges		1.13	62.76	12.36	10.69
Institutional Class		07/31/95	2.62	65.40	13.49	11.81
Institutional 2 Class*		11/08/12	2.66	65.52	13.64	11.92
Institutional 3 Class		07/15/09	2.69	65.64	13.69	12.02
Class R		09/27/10	2.35	64.57	12.92	11.25
Russell 2000 Value Index			3.22	64.30	12.61	12.12
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charges for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Small Cap Value Fund I | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2021)
Common Stocks	98.9
Exchange-Traded Equity Funds	0.2
Money Market Funds	0.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at October 31, 2021)
Communication Services	2.8
Consumer Discretionary	9.8
Consumer Staples	4.4
Energy	7.2
Financials	29.8
Health Care	8.6
Industrials	14.5
Information Technology	7.4
Materials	8.5
Real Estate	6.0
Utilities	1.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Small Cap Value Fund I | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2021 — October 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,024.80	1,018.65	6.36	6.34	1.26
Advisor Class	1,000.00	1,000.00	1,026.00	1,019.90	5.10	5.09	1.01
Class C	1,000.00	1,000.00	1,020.90	1,014.91	10.13	10.10	2.01
Institutional Class	1,000.00	1,000.00	1,026.20	1,019.90	5.10	5.09	1.01
Institutional 2 Class	1,000.00	1,000.00	1,026.60	1,020.39	4.60	4.58	0.91
Institutional 3 Class	1,000.00	1,000.00	1,026.90	1,020.64	4.35	4.33	0.86
Class R	1,000.00	1,000.00	1,023.50	1,017.40	7.62	7.59	1.51
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Small Cap Value Fund I | Semiannual Report 2021	5

Portfolio of Investments
October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 2.7%
Diversified Telecommunication Services 0.4%
Liberty Latin America Ltd., Class C(a)	415,946	5,003,830
Entertainment 0.4%
Gaia, Inc.(a)	264,470	2,565,359
Playstudios, Inc.(a)	525,047	2,257,702
Total		4,823,061
Interactive Media & Services 0.8%
Cargurus, Inc.(a)	218,050	7,313,397
Trivago NV, ADR(a)	892,349	2,355,801
Total		9,669,198
Media 0.5%
Criteo SA, ADR(a)	152,870	5,050,825
Wireless Telecommunication Services 0.6%
Telephone and Data Systems, Inc.	384,870	7,212,464
Total Communication Services		31,759,378
Consumer Discretionary 9.7%
Auto Components 1.4%
Gentherm, Inc.(a)	76,706	5,647,863
Modine Manufacturing Co.(a)	300,257	3,302,827
Visteon Corp.(a)	67,080	7,592,114
Total		16,542,804
Distributors 0.2%
Educational Development Corp.	261,154	2,551,475
Diversified Consumer Services 1.3%
American Public Education, Inc.(a)	134,422	3,359,206
Carriage Services, Inc.	100,829	5,187,652
Stride, Inc.(a)	176,840	6,277,820
Total		14,824,678
Household Durables 3.3%
Cavco Industries, Inc.(a)	22,157	5,326,100
Ethan Allen Interiors, Inc.	149,483	3,469,500
Hamilton Beach Brands Holding Co.	177,772	2,666,580
Hooker Furnishings Corp.	112,392	2,833,402
Legacy Housing Corp.(a)	152,913	2,714,206
Lifetime Brands, Inc.	147,724	2,505,399
Common Stocks (continued)
Issuer	Shares	Value ($)
Meritage Homes Corp.(a)	93,327	10,145,578
Tri Pointe Homes, Inc.(a)	367,509	8,890,043
Total		38,550,808
Internet & Direct Marketing Retail 0.4%
Redbubble Ltd.(a)	1,523,608	4,784,671
Leisure Products 0.5%
Malibu Boats, Inc., Class A(a)	76,402	5,394,745
Multiline Retail 0.5%
Big Lots, Inc.	135,102	5,978,264
Specialty Retail 0.7%
Urban Outfitters, Inc.(a)	243,910	7,788,046
Textiles, Apparel & Luxury Goods 1.4%
Culp, Inc.	208,441	2,757,674
Movado Group, Inc.	146,652	4,883,512
Steven Madden Ltd.	174,450	7,867,695
Total		15,508,881
Total Consumer Discretionary		111,924,372
Consumer Staples 4.3%
Beverages 0.5%
MGP Ingredients, Inc.	88,273	5,668,009
Food & Staples Retailing 1.2%
Andersons, Inc. (The)	177,285	6,038,327
Sprouts Farmers Market, Inc.(a)	347,080	7,684,351
Total		13,722,678
Food Products 1.8%
Dole PLC(a)	392,134	5,725,157
Fresh Del Monte Produce, Inc.	219,674	7,356,882
TreeHouse Foods, Inc.(a)	238,750	8,628,425
Total		21,710,464
Personal Products 0.8%
Honest Co., Inc. (The)(a)	411,289	3,763,294
Inter Parfums, Inc.	58,902	5,441,367
Total		9,204,661
Total Consumer Staples		50,305,812
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Value Fund I | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 7.2%
Energy Equipment & Services 3.6%
ChampionX Corp.(a)	436,710	11,454,903
Core Laboratories NV	131,250	3,413,812
Dawson Geophysical Co.(a)	415,260	963,403
Expro Group Holdings NV(a)	246,432	4,226,309
Natural Gas Services Group, Inc.(a)	309,860	3,523,108
Newpark Resources, Inc.(a)	1,540,949	5,239,227
Pason Systems, Inc.	405,053	3,011,060
Profire Energy, Inc.(a)	999,507	1,189,413
ProPetro Holding Corp.(a)	283,750	2,721,163
TechnipFMC PLC(a)	797,415	5,876,949
Total		41,619,347
Oil, Gas & Consumable Fuels 3.6%
Chesapeake Energy Corp.	201,160	12,821,938
HollyFrontier Corp.	204,220	6,902,636
Range Resources Corp.(a)	554,780	12,937,470
Talos Energy, Inc.(a)	469,870	6,094,214
W&T Offshore, Inc.(a)	647,280	2,660,321
Total		41,416,579
Total Energy		83,035,926
Financials 29.5%
Banks 17.3%
Ameris Bancorp	208,934	10,946,052
BancFirst Corp.	122,564	7,967,886
Bank of Marin Bancorp	105,246	4,010,925
BankUnited, Inc.	278,806	11,308,371
Banner Corp.	140,221	8,099,165
Brookline Bancorp, Inc.	403,063	6,469,161
Capital Bancorp, Inc.	159,735	4,065,256
Capital City Bank Group, Inc.	156,441	4,203,570
Central Pacific Financial Corp.	153,381	4,216,444
Central Valley Community Bancorp	118,610	2,529,951
Community Trust Bancorp, Inc.	111,637	4,876,304
First BanCorp	783,376	10,693,082
First BanCorp	130,418	6,314,840
First Community Corp.	230,709	4,641,865
First Financial Corp.	145,520	6,235,532
Common Stocks (continued)
Issuer	Shares	Value ($)
First of Long Island Corp. (The)	164,235	3,306,051
FVCBankcorp, Inc.(a)	120,881	2,478,060
Heritage Financial Corp.	211,084	5,243,327
Hilltop Holdings, Inc.	264,750	9,382,740
National Bank Holdings Corp., Class A	151,230	6,558,845
Northrim BanCorp, Inc.	190,783	8,474,581
OFG Bancorp	310,151	8,032,911
Plumas Bancorp	81,840	3,023,170
Popular, Inc.	203,228	16,550,888
Professional Holding Corp., Class A(a)	150,850	2,828,437
Shore Bancshares, Inc.	186,040	3,438,019
Sierra Bancorp	125,178	3,124,443
Southern First Bancshares, Inc.(a)	96,523	5,199,694
Spirit of Texas Bancshares, Inc.	186,887	4,546,961
Towne Bank	281,394	8,869,539
UMB Financial Corp.	128,866	12,734,538
Total		200,370,608
Capital Markets 0.6%
StoneX Group, Inc.(a)	93,765	6,480,099
Consumer Finance 1.6%
Ezcorp, Inc., Class A(a)	821,840	6,130,926
FirstCash, Inc.	61,258	5,419,495
PROG Holdings, Inc.	168,097	6,799,524
Total		18,349,945
Insurance 4.8%
American Equity Investment Life Holding Co.	270,661	8,625,966
Crawford & Co., Class A	312,514	2,700,121
eHealth, Inc.(a)	119,600	5,304,260
Employers Holdings, Inc.	135,054	5,213,084
Global Indemnity Group LLC	309,133	7,601,580
Heritage Insurance Holdings, Inc.	359,906	2,353,785
Horace Mann Educators Corp.	103,381	4,050,468
Mercury General Corp.	149,720	8,158,243
National Western Life Group, Inc., Class A	26,964	5,797,530
ProAssurance Corp.	270,200	6,190,282
Total		55,995,319

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2021	7

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 5.2%
HomeStreet, Inc.	125,747	5,930,229
MGIC Investment Corp.	696,555	11,256,329
NMI Holdings, Inc., Class A(a)	327,067	7,941,187
Provident Financial Holdings, Inc.	202,490	3,452,454
Radian Group, Inc.	545,890	13,030,394
Riverview Bancorp, Inc.	314,979	2,327,695
Territorial Bancorp, Inc.	119,770	3,005,029
Washington Federal, Inc.	236,303	8,355,674
Western New England Bancorp, Inc.	477,800	4,648,994
Total		59,947,985
Total Financials		341,143,956
Health Care 8.5%
Biotechnology 4.2%
ACADIA Pharmaceuticals, Inc.(a)	369,063	6,624,681
Allogene Therapeutics, Inc.(a)	385,070	6,638,607
Atara Biotherapeutics, Inc.(a)	370,183	5,730,433
Coherus Biosciences, Inc.(a)	308,277	5,157,474
Insmed, Inc.(a)	231,890	6,991,483
Iovance Biotherapeutics, Inc.(a)	193,946	4,714,827
Sage Therapeutics, Inc.(a)	124,602	5,028,937
Spero Therapeutics, Inc.(a)	185,228	3,252,604
uniQure NV(a)	142,420	4,339,537
Total		48,478,583
Health Care Equipment & Supplies 1.2%
Inogen, Inc.(a)	130,120	5,159,258
iRhythm Technologies, Inc.(a)	101,135	7,093,609
Quotient Ltd.(a)	792,002	2,003,765
Total		14,256,632
Pharmaceuticals 3.1%
Aerie Pharmaceuticals, Inc.(a)	259,722	2,760,845
ANI Pharmaceuticals, Inc.(a)	98,534	3,683,201
Athira Pharma, Inc.(a)	219,810	2,872,917
Perrigo Co. PLC	251,630	11,361,094
Satsuma Pharmaceuticals, Inc.(a)	358,935	2,081,823
Supernus Pharmaceuticals, Inc.(a)	218,505	6,522,374
Common Stocks (continued)
Issuer	Shares	Value ($)
Taro Pharmaceutical Industries Ltd.(a)	84,673	4,705,279
TherapeuticsMD, Inc.(a)	3,113,790	2,266,839
Total		36,254,372
Total Health Care		98,989,587
Industrials 14.3%
Aerospace & Defense 1.4%
Curtiss-Wright Corp.	56,010	7,151,357
Moog, Inc., Class A	114,900	8,678,397
Total		15,829,754
Airlines 0.4%
Skywest, Inc.(a)	119,990	5,163,170
Building Products 1.7%
Caesarstone Ltd.	246,621	3,077,830
Resideo Technologies, Inc.(a)	287,430	7,088,024
UFP Industries, Inc.	121,615	9,951,755
Total		20,117,609
Commercial Services & Supplies 0.8%
HNI Corp.	164,980	6,170,252
KAR Auction Services, Inc.(a)	247,569	3,631,837
Total		9,802,089
Construction & Engineering 0.5%
Dycom Industries, Inc.(a)	68,450	5,436,299
Electrical Equipment 1.8%
AZZ, Inc.	108,340	5,756,104
Encore Wire Corp.	83,181	11,151,245
Thermon(a)	195,480	3,377,895
Total		20,285,244
Machinery 3.1%
Gorman-Rupp Co.	125,325	5,328,819
Greenbrier Companies, Inc. (The)	145,080	5,951,182
Hurco Companies, Inc.	89,374	2,900,186
LB Foster Co., Class A(a)	162,578	2,589,868
Manitex International, Inc.(a)	430,122	2,782,889
Mueller Industries, Inc.	174,085	9,163,834
Standex International Corp.	59,644	6,636,588
Total		35,353,366

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Value Fund I | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marine 0.4%
Costamare, Inc.	335,780	4,502,810
Professional Services 1.3%
Korn/Ferry International	153,667	11,864,629
Red Violet, Inc.(a)	112,360	3,578,666
Total		15,443,295
Road & Rail 1.8%
Marten Transport Ltd.	395,315	6,574,088
Schneider National, Inc., Class B	296,718	7,400,147
Werner Enterprises, Inc.	151,169	6,850,979
Total		20,825,214
Trading Companies & Distributors 1.1%
H&E Equipment Services, Inc.	150,308	6,775,885
Textainer Group Holdings Ltd.(a)	163,452	6,422,029
Total		13,197,914
Total Industrials		165,956,764
Information Technology 7.4%
Communications Equipment 2.2%
Applied Optoelectronics, Inc.(a)	345,430	2,642,540
Casa Systems, Inc.(a)	452,916	2,866,958
Digi International, Inc.(a)	203,950	4,395,123
KVH Industries, Inc.(a)	253,195	2,597,781
NETGEAR, Inc.(a)	167,780	4,837,097
Netscout Systems, Inc.(a)	284,854	7,708,149
Total		25,047,648
Electronic Equipment, Instruments & Components 2.2%
Airgain, Inc.(a)	220,051	2,471,173
Bel Fuse, Inc., Class B	208,270	2,899,118
ePlus, Inc.(a)	64,250	7,104,122
Powerfleet, Inc.(a)	340,540	2,356,537
Vishay Intertechnology, Inc.	448,930	8,628,435
Vishay Precision Group, Inc.(a)	73,346	2,500,365
Total		25,959,750
IT Services 0.9%
Cass Information Systems, Inc.	89,177	3,655,365
IBEX Holdings Ltd.(a)	243,057	3,949,676
International Money Express, Inc.(a)	172,538	2,888,286
Total		10,493,327
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.0%
Cohu, Inc.(a)	145,552	4,663,486
CyberOptics Corp.(a)	75,140	3,137,847
NeoPhotonics Corp.(a)	330,210	3,341,725
Total		11,143,058
Software 1.1%
Asure Software, Inc.(a)	308,090	2,976,149
Cognyte Software Ltd.(a)	302,861	6,029,963
Sharecare, Inc.(a)	478,026	3,546,953
Total		12,553,065
Total Information Technology		85,196,848
Materials 8.4%
Chemicals 1.3%
Livent Corp.(a)	261,936	7,391,834
Tronox Holdings PLC, Class A	362,894	8,462,688
Total		15,854,522
Construction Materials 0.8%
Eagle Materials, Inc.	60,140	8,922,370
Containers & Packaging 0.5%
Greif, Inc., Class A	89,339	5,778,447
Metals & Mining 4.4%
Ampco-Pittsburgh Corp.(a)	613,963	3,450,472
Capstone Mining Corp.(a)	1,301,324	5,457,233
Centerra Gold, Inc.	846,830	6,349,856
Commercial Metals Co.	341,840	11,000,411
ERO Copper Corp.(a)	281,036	5,243,311
Ferroglobe PLC(a)	375,997	2,492,860
Olympic Steel, Inc.	134,913	3,638,604
Pretium Resources, Inc.(a)	568,856	6,880,878
Torex Gold Resources, Inc.(a)	369,111	4,291,780
Universal Stainless & Alloy Products, Inc.(a)	235,537	2,232,891
Total		51,038,296
Paper & Forest Products 1.4%
Clearwater Paper Corp.(a)	108,510	4,538,973
Glatfelter Corp.	269,487	4,427,672
Louisiana-Pacific Corp.	119,598	7,047,910
Total		16,014,555
Total Materials		97,608,190

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2021	9

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 6.0%
Equity Real Estate Investment Trusts (REITS) 5.9%
American Assets Trust, Inc.	208,450	7,885,663
Brixmor Property Group, Inc.	215,790	5,058,118
Farmland Partners, Inc.	379,536	4,265,985
Highwoods Properties, Inc.	108,390	4,860,208
Hudson Pacific Properties, Inc.	213,540	5,498,655
Macerich Co. (The)	304,870	5,515,098
Pebblebrook Hotel Trust	380,401	8,543,806
PotlatchDeltic Corp.	180,443	9,431,756
RLJ Lodging Trust	580,575	8,371,891
Sunstone Hotel Investors, Inc.(a)	744,122	9,182,465
Total		68,613,645
Real Estate Management & Development 0.1%
Forestar Group, Inc.(a)	39,575	774,483
Total Real Estate		69,388,128
Utilities 1.0%
Gas Utilities 1.0%
National Fuel Gas Co.	146,580	8,418,089
RGC Resources, Inc.	127,230	2,814,328
Total		11,232,417
Total Utilities		11,232,417
Total Common Stocks (Cost $782,506,516)		1,146,541,378

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
U.S. Small Cap 0.2%
iShares Russell 2000 Value ETF	13,610	2,264,432
Total Exchange-Traded Equity Funds (Cost $1,363,233)		2,264,432

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 0.072%(b),(c)	10,385,516	10,384,478
Total Money Market Funds (Cost $10,384,478)		10,384,478
Total Investments in Securities (Cost: $794,254,227)		1,159,190,288
Other Assets & Liabilities, Net		(1,411,857)
Net Assets		1,157,778,431

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at October 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.072%
	12,379,847	181,104,804	(183,100,173)	—	10,384,478	1	2,989	10,385,516
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Value Fund I | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	31,759,378	—	—	31,759,378
Consumer Discretionary	107,139,701	4,784,671	—	111,924,372
Consumer Staples	50,305,812	—	—	50,305,812
Energy	83,035,926	—	—	83,035,926
Financials	341,143,956	—	—	341,143,956
Health Care	98,989,587	—	—	98,989,587
Industrials	165,956,764	—	—	165,956,764
Information Technology	85,196,848	—	—	85,196,848
Materials	97,608,190	—	—	97,608,190
Real Estate	69,388,128	—	—	69,388,128
Utilities	11,232,417	—	—	11,232,417
Total Common Stocks	1,141,756,707	4,784,671	—	1,146,541,378
Exchange-Traded Equity Funds	2,264,432	—	—	2,264,432
Money Market Funds	10,384,478	—	—	10,384,478
Total Investments in Securities	1,154,405,617	4,784,671	—	1,159,190,288
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2021	11

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Value Fund I | Semiannual Report 2021

Statement of Assets and Liabilities
October 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $783,869,749)	$1,148,805,810
Affiliated issuers (cost $10,384,478)	10,384,478
Receivable for:
Capital shares sold	5,922,404
Dividends	227,266
Prepaid expenses	11,428
Trustees’ deferred compensation plan	413,658
Other assets	17,791
Total assets	1,165,782,835
Liabilities
Due to custodian	124
Payable for:
Investments purchased	6,802,580
Capital shares purchased	558,010
Management services fees	25,813
Distribution and/or service fees	2,239
Transfer agent fees	153,560
Compensation of board members	9,993
Compensation of chief compliance officer	12
Other expenses	38,415
Trustees’ deferred compensation plan	413,658
Total liabilities	8,004,404
Net assets applicable to outstanding capital stock	$1,157,778,431
Represented by
Paid in capital	711,443,632
Total distributable earnings (loss)	446,334,799
Total - representing net assets applicable to outstanding capital stock	$1,157,778,431
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2021	13

Statement of Assets and Liabilities  (continued)
October 31, 2021 (Unaudited)
Class A
Net assets	$283,348,186
Shares outstanding	5,825,032
Net asset value per share	$48.64
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$51.61
Advisor Class
Net assets	$72,559,502
Shares outstanding	1,271,993
Net asset value per share	$57.04
Class C
Net assets	$9,279,506
Shares outstanding	309,942
Net asset value per share	$29.94
Institutional Class
Net assets	$479,771,088
Shares outstanding	8,697,893
Net asset value per share	$55.16
Institutional 2 Class
Net assets	$117,177,222
Shares outstanding	2,050,958
Net asset value per share	$57.13
Institutional 3 Class
Net assets	$192,844,630
Shares outstanding	3,470,704
Net asset value per share	$55.56
Class R
Net assets	$2,798,297
Shares outstanding	57,850
Net asset value per share	$48.37
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Value Fund I | Semiannual Report 2021

Statement of Operations
Six Months Ended October 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,758,816
Dividends — affiliated issuers	2,989
Foreign taxes withheld	(63,258)
Total income	7,698,547
Expenses:
Management services fees	4,569,230
Distribution and/or service fees
Class A	355,314
Class C	44,914
Class R	6,668
Transfer agent fees
Class A	220,714
Advisor Class	50,369
Class C	6,979
Institutional Class	355,175
Institutional 2 Class	32,691
Institutional 3 Class	5,520
Class R	2,073
Compensation of board members	14,374
Custodian fees	18,358
Printing and postage fees	42,373
Registration fees	93,349
Audit fees	16,583
Legal fees	12,040
Interest on interfund lending	108
Compensation of chief compliance officer	147
Other	11,268
Total expenses	5,858,247
Expense reduction	(2,544)
Total net expenses	5,855,703
Net investment income	1,842,844
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	91,027,915
Investments — affiliated issuers	1
Foreign currency translations	(3,352)
Net realized gain	91,024,564
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(65,018,450)
Net change in unrealized appreciation (depreciation)	(65,018,450)
Net realized and unrealized gain	26,006,114
Net increase in net assets resulting from operations	$27,848,958
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2021	15

Statement of Changes in Net Assets
	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations
Net investment income	$1,842,844	$5,365,721
Net realized gain	91,024,564	63,577,580
Net change in unrealized appreciation (depreciation)	(65,018,450)	399,238,662
Net increase in net assets resulting from operations	27,848,958	468,181,963
Distributions to shareholders
Net investment income and net realized gains
Class A	(11,025,077)	(1,160,307)
Advisor Class	(2,139,137)	(177,582)
Class C	(543,838)	(5,544)
Institutional Class	(15,998,906)	(1,812,485)
Institutional 2 Class	(4,070,262)	(577,275)
Institutional 3 Class	(6,304,140)	(1,074,845)
Class R	(104,601)	(7,085)
Total distributions to shareholders	(40,185,961)	(4,815,123)
Increase in net assets from capital stock activity	83,084,797	192,029,700
Total increase in net assets	70,747,794	655,396,540
Net assets at beginning of period	1,087,030,637	431,634,097
Net assets at end of period	$1,157,778,431	$1,087,030,637
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Value Fund I | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2021 (Unaudited)		April 30, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	312,914	15,348,736	792,138	30,745,196
Fund reorganization	—	—	749,058	20,756,334
Distributions reinvested	207,044	10,089,236	29,979	1,066,400
Redemptions	(504,370)	(24,239,798)	(1,411,683)	(51,005,190)
Net increase	15,588	1,198,174	159,492	1,562,740
Advisor Class
Subscriptions	811,414	45,758,375	652,486	33,613,095
Fund reorganization	—	—	23,850	769,407
Distributions reinvested	32,624	1,862,484	3,386	139,315
Redemptions	(522,497)	(29,360,552)	(338,346)	(14,828,695)
Net increase	321,541	18,260,307	341,376	19,693,122
Class C
Subscriptions	56,352	1,739,040	124,991	3,463,386
Fund reorganization	—	—	97,768	1,714,870
Distributions reinvested	17,335	521,261	288	5,178
Redemptions	(37,178)	(1,118,845)	(135,914)	(3,249,186)
Net increase	36,509	1,141,456	87,133	1,934,248
Institutional Class
Subscriptions	1,979,850	108,991,522	5,760,693	230,900,160
Fund reorganization	—	—	1,392,865	43,499,400
Distributions reinvested	222,943	12,308,698	30,595	1,282,323
Redemptions	(1,416,168)	(76,759,253)	(2,774,077)	(123,743,095)
Net increase	786,625	44,540,967	4,410,076	151,938,788
Institutional 2 Class
Subscriptions	390,033	22,185,009	813,796	37,795,832
Fund reorganization	—	—	14,915	481,614
Distributions reinvested	71,208	4,070,262	14,044	577,275
Redemptions	(430,329)	(23,758,612)	(507,180)	(22,924,661)
Net increase	30,912	2,496,659	335,575	15,930,060
Institutional 3 Class
Subscriptions	681,942	37,263,254	804,192	37,736,473
Fund reorganization	—	—	6,037	189,748
Distributions reinvested	88,996	4,946,381	23,589	937,683
Redemptions	(488,523)	(27,087,566)	(818,757)	(37,742,017)
Net increase	282,415	15,122,069	15,061	1,121,887
Class R
Subscriptions	14,357	695,975	19,947	726,715
Distributions reinvested	2,154	104,464	201	7,065
Redemptions	(10,025)	(475,274)	(24,292)	(884,925)
Net increase (decrease)	6,486	325,165	(4,144)	(151,145)
Total net increase	1,480,076	83,084,797	5,344,569	192,029,700
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2021	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2021 (Unaudited)	$49.30	0.03	1.20	1.23	(0.02)	(1.87)	(1.89)
Year Ended 4/30/2021	$26.90	0.19	22.41	22.60	(0.17)	(0.03)	(0.20)
Year Ended 4/30/2020	$36.62	0.18	(8.59)	(8.41)	(0.17)	(1.14)	(1.31)
Year Ended 4/30/2019	$40.70	0.08	(1.08)	(1.00)	(0.13)	(2.95)	(3.08)
Year Ended 4/30/2018	$41.62	(0.03)	3.95	3.92	(0.01)	(4.83)	(4.84)
Year Ended 4/30/2017	$37.50	0.05	8.85	8.90	(0.06)	(4.72)	(4.78)
Advisor Class
Six Months Ended 10/31/2021 (Unaudited)	$57.47	0.10	1.40	1.50	(0.06)	(1.87)	(1.93)
Year Ended 4/30/2021	$31.32	0.37	26.06	26.43	(0.25)	(0.03)	(0.28)
Year Ended 4/30/2020	$42.37	0.30	(9.98)	(9.68)	(0.23)	(1.14)	(1.37)
Year Ended 4/30/2019	$46.56	0.21	(1.25)	(1.04)	(0.20)	(2.95)	(3.15)
Year Ended 4/30/2018	$46.89	0.10	4.48	4.58	(0.08)	(4.83)	(4.91)
Year Ended 4/30/2017	$41.66	0.15	9.94	10.09	(0.14)	(4.72)	(4.86)
Class C
Six Months Ended 10/31/2021 (Unaudited)	$31.15	(0.09)	0.75	0.66	—	(1.87)	(1.87)
Year Ended 4/30/2021	$17.06	(0.04)	14.16	14.12	—	(0.03)	(0.03)
Year Ended 4/30/2020	$23.72	(0.04)	(5.48)	(5.52)	—	(1.14)	(1.14)
Year Ended 4/30/2019	$27.55	(0.16)	(0.72)	(0.88)	—	(2.95)	(2.95)
Year Ended 4/30/2018	$29.86	(0.24)	2.76	2.52	—	(4.83)	(4.83)
Year Ended 4/30/2017	$28.24	(0.19)	6.44	6.25	—	(4.63)	(4.63)
Institutional Class
Six Months Ended 10/31/2021 (Unaudited)	$55.63	0.10	1.36	1.46	(0.06)	(1.87)	(1.93)
Year Ended 4/30/2021	$30.33	0.33	25.25	25.58	(0.25)	(0.03)	(0.28)
Year Ended 4/30/2020	$41.07	0.30	(9.67)	(9.37)	(0.23)	(1.14)	(1.37)
Year Ended 4/30/2019	$45.24	0.20	(1.22)	(1.02)	(0.20)	(2.95)	(3.15)
Year Ended 4/30/2018	$45.70	0.08	4.37	4.45	(0.08)	(4.83)	(4.91)
Year Ended 4/30/2017	$40.71	0.14	9.71	9.85	(0.14)	(4.72)	(4.86)
Institutional 2 Class
Six Months Ended 10/31/2021 (Unaudited)	$57.55	0.13	1.40	1.53	(0.08)	(1.87)	(1.95)
Year Ended 4/30/2021	$31.36	0.40	26.11	26.51	(0.29)	(0.03)	(0.32)
Year Ended 4/30/2020	$42.40	0.36	(10.00)	(9.64)	(0.26)	(1.14)	(1.40)
Year Ended 4/30/2019	$46.57	0.27	(1.25)	(0.98)	(0.24)	(2.95)	(3.19)
Year Ended 4/30/2018	$46.88	0.17	4.46	4.63	(0.11)	(4.83)	(4.94)
Year Ended 4/30/2017	$41.64	0.23	9.92	10.15	(0.19)	(4.72)	(4.91)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Value Fund I | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2021 (Unaudited)	$48.64	2.48%	1.26%(c),(d)	1.26%(c),(d),(e)	0.12%(c)	25%	$283,348
Year Ended 4/30/2021	$49.30	84.29%	1.33%(d)	1.31%(d),(e)	0.53%	43%	$286,411
Year Ended 4/30/2020	$26.90	(23.69%)	1.37%(d),(f)	1.32%(d),(e),(f)	0.55%	60%	$152,006
Year Ended 4/30/2019	$36.62	(2.38%)	1.36%(d),(f)	1.32%(d),(e),(f)	0.21%	62%	$234,765
Year Ended 4/30/2018	$40.70	10.03%	1.35%(f)	1.33%(e),(f)	(0.07%)	51%	$248,266
Year Ended 4/30/2017	$41.62	26.02%	1.38%(f)	1.37%(e),(f)	0.12%	50%	$245,315
Advisor Class
Six Months Ended 10/31/2021 (Unaudited)	$57.04	2.60%	1.01%(c),(d)	1.01%(c),(d),(e)	0.36%(c)	25%	$72,560
Year Ended 4/30/2021	$57.47	84.74%	1.08%(d)	1.06%(d),(e)	0.87%	43%	$54,621
Year Ended 4/30/2020	$31.32	(23.49%)	1.12%(d),(f)	1.07%(d),(e),(f)	0.79%	60%	$19,077
Year Ended 4/30/2019	$42.37	(2.14%)	1.12%(d),(f)	1.07%(d),(e),(f)	0.48%	62%	$29,064
Year Ended 4/30/2018	$46.56	10.34%	1.10%(f)	1.08%(e),(f)	0.20%	51%	$11,734
Year Ended 4/30/2017	$46.89	26.30%	1.13%(f)	1.12%(e),(f)	0.34%	50%	$4,729
Class C
Six Months Ended 10/31/2021 (Unaudited)	$29.94	2.09%	2.01%(c),(d)	2.01%(c),(d),(e)	(0.63%)(c)	25%	$9,280
Year Ended 4/30/2021	$31.15	82.90%	2.08%(d)	2.05%(d),(e)	(0.19%)	43%	$8,516
Year Ended 4/30/2020	$17.06	(24.24%)	2.12%(d),(f)	2.07%(d),(e),(f)	(0.20%)	60%	$3,178
Year Ended 4/30/2019	$23.72	(3.15%)	2.10%(d),(f)	2.07%(d),(e),(f)	(0.59%)	62%	$7,969
Year Ended 4/30/2018	$27.55	9.24%	2.10%(f)	2.08%(e),(f)	(0.83%)	51%	$22,792
Year Ended 4/30/2017	$29.86	25.05%	2.12%(f)	2.12%(e),(f)	(0.65%)	50%	$26,703
Institutional Class
Six Months Ended 10/31/2021 (Unaudited)	$55.16	2.62%	1.01%(c),(d)	1.01%(c),(d),(e)	0.36%(c)	25%	$479,771
Year Ended 4/30/2021	$55.63	84.72%	1.07%(d)	1.05%(d),(e)	0.77%	43%	$440,126
Year Ended 4/30/2020	$30.33	(23.48%)	1.12%(d),(f)	1.07%(d),(e),(f)	0.79%	60%	$106,186
Year Ended 4/30/2019	$41.07	(2.16%)	1.11%(d),(f)	1.07%(d),(e),(f)	0.47%	62%	$192,878
Year Ended 4/30/2018	$45.24	10.32%	1.10%(f)	1.08%(e),(f)	0.17%	51%	$209,822
Year Ended 4/30/2017	$45.70	26.33%	1.13%(f)	1.12%(e),(f)	0.34%	50%	$239,246
Institutional 2 Class
Six Months Ended 10/31/2021 (Unaudited)	$57.13	2.66%	0.91%(c),(d)	0.91%(c),(d)	0.47%(c)	25%	$117,177
Year Ended 4/30/2021	$57.55	84.97%	0.95%(d)	0.93%(d)	0.93%	43%	$116,249
Year Ended 4/30/2020	$31.36	(23.39%)	0.98%(d),(f)	0.94%(d),(f)	0.96%	60%	$52,825
Year Ended 4/30/2019	$42.40	(2.01%)	0.97%(d),(f)	0.94%(d),(f)	0.61%	62%	$39,831
Year Ended 4/30/2018	$46.57	10.45%	0.97%(f)	0.96%(f)	0.35%	51%	$15,739
Year Ended 4/30/2017	$46.88	26.50%	0.97%(f)	0.97%(f)	0.52%	50%	$9,135
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2021	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2021 (Unaudited)	$56.01	0.14	1.37	1.51	(0.09)	(1.87)	(1.96)
Year Ended 4/30/2021	$30.53	0.39	25.43	25.82	(0.31)	(0.03)	(0.34)
Year Ended 4/30/2020	$41.30	0.37	(9.72)	(9.35)	(0.28)	(1.14)	(1.42)
Year Ended 4/30/2019	$45.45	0.28	(1.22)	(0.94)	(0.26)	(2.95)	(3.21)
Year Ended 4/30/2018	$45.86	0.17	4.37	4.54	(0.12)	(4.83)	(4.95)
Year Ended 4/30/2017	$40.83	0.09	9.87	9.96	(0.21)	(4.72)	(4.93)
Class R
Six Months Ended 10/31/2021 (Unaudited)	$49.08	(0.03)	1.19	1.16	—	(1.87)	(1.87)
Year Ended 4/30/2021	$26.79	0.11	22.30	22.41	(0.09)	(0.03)	(0.12)
Year Ended 4/30/2020	$36.50	0.10	(8.56)	(8.46)	(0.11)	(1.14)	(1.25)
Year Ended 4/30/2019	$40.61	(0.01)	(1.09)	(1.10)	(0.06)	(2.95)	(3.01)
Year Ended 4/30/2018	$41.63	(0.13)	3.94	3.81	—	(4.83)	(4.83)
Year Ended 4/30/2017	$37.54	(0.06)	8.87	8.81	—	(4.72)	(4.72)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Small Cap Value Fund I | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2021 (Unaudited)	$55.56	2.69%	0.86%(c),(d)	0.86%(c),(d)	0.52%(c)	25%	$192,845
Year Ended 4/30/2021	$56.01	85.03%	0.90%(d)	0.88%(d)	0.96%	43%	$178,586
Year Ended 4/30/2020	$30.53	(23.34%)	0.93%(d),(f)	0.89%(d),(f)	1.01%	60%	$96,875
Year Ended 4/30/2019	$41.30	(1.97%)	0.92%(d),(f)	0.89%(d),(f)	0.64%	62%	$108,132
Year Ended 4/30/2018	$45.45	10.50%	0.93%(f)	0.91%(f)	0.37%	51%	$115,296
Year Ended 4/30/2017	$45.86	26.57%	0.92%(f)	0.92%(f)	0.22%	50%	$64,230
Class R
Six Months Ended 10/31/2021 (Unaudited)	$48.37	2.35%	1.51%(c),(d)	1.51%(c),(d),(e)	(0.14%)(c)	25%	$2,798
Year Ended 4/30/2021	$49.08	83.85%	1.58%(d)	1.56%(d),(e)	0.30%	43%	$2,521
Year Ended 4/30/2020	$26.79	(23.87%)	1.62%(d),(f)	1.57%(d),(e),(f)	0.31%	60%	$1,487
Year Ended 4/30/2019	$36.50	(2.67%)	1.60%(d),(f)	1.57%(d),(e),(f)	(0.03%)	62%	$2,048
Year Ended 4/30/2018	$40.61	9.77%	1.60%(f)	1.58%(e),(f)	(0.31%)	51%	$3,790
Year Ended 4/30/2017	$41.63	25.71%	1.63%(f)	1.62%(e),(f)	(0.15%)	50%	$3,032
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2021	21

Notes to Financial Statements
October 31, 2021 (Unaudited)
Note 1. Organization
Columbia Small Cap Value Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
22	Columbia Small Cap Value Fund I | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Small Cap Value Fund I | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.85% to 0.73% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2021 was 0.82% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
24	Columbia Small Cap Value Fund I | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
The Fund is permitted to engage in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers under specified conditions outlined in a policy adopted by the Board, pursuant to Rule 17a-7 under the 1940 Act (cross-trades). The Board relies on quarterly written representation from the Fund’s Chief Compliance Officer that cross-trades complied with approved policy.
For the six months ended October 31, 2021, the Fund engaged in cross-trades as follows:
Purchases ($)	Sales ($)	Net realized gain (loss) ($)
6,560,341	—	—
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended October 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Advisor Class	0.16
Class C	0.16
Institutional Class	0.16
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.16
Columbia Small Cap Value Fund I | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2021, these minimum account balance fees reduced total expenses of the Fund by $2,544.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	90,766
Class C	—	1.00(b)	860

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2021 through August 31, 2022	Prior to September 1, 2021
Class A	1.27%	1.31%
Advisor Class	1.02	1.06
Class C	2.02	2.06
Institutional Class	1.02	1.06
Institutional 2 Class	0.93	0.93
Institutional 3 Class	0.88	0.88
Class R	1.52	1.56
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage
26	Columbia Small Cap Value Fund I | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
794,254,000	380,333,000	(15,397,000)	364,936,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(7,621,188)	—	(7,621,188)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
The Fund acquired $8,099,513 of capital loss carryforward in connection with the Columbia Disciplined Small Core Fund (the Acquired Fund) merger (Note 9). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital losses as a result of the merger. The yearly utilization of the acquired capital loss carryforward and unrealized losses may be limited by the Internal Revenue Code.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $331,261,962 and $282,989,776, respectively, for the six months ended October 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Columbia Small Cap Value Fund I | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	800,000	0.69	7
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended October 31, 2021.
Note 9. Fund reorganization
At the close of business on July 10, 2020, the Fund acquired the assets and assumed the identified liabilities of Columbia Disciplined Small Core Fund (the Acquired Fund), a series of Columbia Funds Series Trust I. The reorganization was completed after the Board of Trustees of the Acquired Fund approved a plan of reorganization at a meeting held in February 2020. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $437,882,159 and the combined net assets immediately after the reorganization were $505,293,532.
The reorganization was accomplished by a tax-free exchange of 16,812,075 shares of the Acquired Fund valued at $67,411,373 (including $(3,143,694) of unrealized appreciation/(depreciation)).
28	Columbia Small Cap Value Fund I | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	749,058
Advisor Class	23,850
Class C	97,768
Institutional Class	1,392,865(a)
Institutional 2 Class	14,915
Institutional 3 Class	6,037

(a)	1,101,599 shares of Institutional Class were issued in exchange of Class V shares of the Acquired Fund.
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on May 1, 2020, the Fund’s pro-forma results of operations for the year ended April 30, 2021 would have been approximately:
($)
Net investment income	5,436,000
Net realized gain	63,659,000
Net change in unrealized appreciation	403,525,000
Net increase in net assets from operations	472,620,000
Note 10. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
Columbia Small Cap Value Fund I | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At October 31, 2021, two unaffiliated shareholders of record owned 34.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 13.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
30	Columbia Small Cap Value Fund I | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Small Cap Value Fund I | Semiannual Report 2021	31

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Value Fund I (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
32	Columbia Small Cap Value Fund I | Semiannual Report 2021

Approval of Management Agreement  (continued)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Small Cap Value Fund I | Semiannual Report 2021	33

Approval of Management Agreement  (continued)

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
34	Columbia Small Cap Value Fund I | Semiannual Report 2021

Approval of Management Agreement  (continued)

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Small Cap Value Fund I | Semiannual Report 2021	35

Columbia Small Cap Value Fund I
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR287_04_L01_(12/21)

SemiAnnual Report
October 31, 2021
Columbia U.S. Treasury Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia U.S. Treasury Index Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia U.S. Treasury Index Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return that corresponds to the total return of the FTSE USBIG Treasury Index, before fees and expenses.
Portfolio management
Alan Erickson, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended October 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A		11/25/02	0.85	-2.74	2.10	1.88
Class C	Excluding sales charges	11/25/02	0.52	-3.37	1.40	1.22
	Including sales charges		-0.48	-4.33	1.40	1.22
Institutional Class		06/04/91	0.93	-2.59	2.27	2.08
Institutional 2 Class*		11/08/12	0.93	-2.60	2.25	2.07
Institutional 3 Class*		03/01/17	0.93	-2.65	2.24	2.07
FTSE USBIG Treasury Index			1.06	-2.42	2.44	2.26
Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The FTSE USBIG Treasury Index tracks the performance of US Dollar-denominated bonds issued in the US investment-grade bond market. The index includes fixed-rate U.S. Treasury bonds with USD 5 billion public amount outstanding and greater than one year to maturity. The index excludes U.S. Federal Reserve purchases, inflation-indexed securities and STRIPS.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia U.S. Treasury Index Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2021)
Money Market Funds	0.8
U.S. Treasury Obligations	99.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2021)
AAA rating	100.0
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia U.S. Treasury Index Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2021 — October 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,008.50	1,023.34	1.60	1.61	0.32
Class C	1,000.00	1,000.00	1,005.20	1,020.09	4.85	4.89	0.97
Institutional Class	1,000.00	1,000.00	1,009.30	1,024.08	0.85	0.86	0.17
Institutional 2 Class	1,000.00	1,000.00	1,009.30	1,024.08	0.85	0.86	0.17
Institutional 3 Class	1,000.00	1,000.00	1,009.30	1,024.08	0.85	0.86	0.17
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia U.S. Treasury Index Fund | Semiannual Report 2021	5

Portfolio of Investments
October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
U.S. Treasury Obligations 99.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
10/31/2022	0.125%	24,269,000	24,263,312
10/31/2022	1.875%	4,226,000	4,298,469
10/31/2022	2.000%	6,441,000	6,559,504
11/15/2022	1.625%	9,000,000	9,136,406
11/30/2022	0.125%	6,959,000	6,955,738
11/30/2022	2.000%	5,927,000	6,044,151
12/15/2022	1.625%	4,795,000	4,871,608
12/31/2022	0.125%	2,197,000	2,194,511
12/31/2022	2.125%	6,873,000	7,024,958
01/15/2023	1.500%	2,792,000	2,834,534
01/31/2023	0.125%	3,958,000	3,951,816
01/31/2023	1.750%	3,340,000	3,402,234
01/31/2023	2.375%	1,475,000	1,513,892
02/15/2023	1.375%	3,053,000	3,096,648
02/28/2023	1.500%	2,065,000	2,098,234
02/28/2023	2.625%	2,928,000	3,018,699
03/15/2023	0.500%	5,584,000	5,599,051
03/31/2023	0.125%	18,761,000	18,709,700
03/31/2023	1.500%	4,328,000	4,399,852
03/31/2023	2.500%	4,278,000	4,409,014
04/15/2023	0.250%	5,022,000	5,016,507
04/30/2023	2.750%	3,348,000	3,467,926
05/15/2023	0.125%	12,058,000	12,014,667
05/15/2023	1.750%	4,971,000	5,076,828
05/31/2023	1.625%	3,369,000	3,435,722
05/31/2023	2.750%	3,539,000	3,671,851
06/15/2023	0.250%	6,948,000	6,933,073
06/30/2023	1.375%	6,823,000	6,935,206
06/30/2023	2.625%	6,836,000	7,088,078
07/15/2023	0.125%	6,693,000	6,661,104
07/31/2023	1.250%	4,168,000	4,227,915
07/31/2023	2.750%	4,617,000	4,804,205
08/15/2023	0.125%	9,193,000	9,142,726
08/15/2023	2.500%	1,864,000	1,932,371
08/31/2023	1.375%	5,465,000	5,556,581
08/31/2023	2.750%	1,832,000	1,908,572
09/15/2023	0.125%	7,282,000	7,236,488
09/30/2023	1.375%	4,418,000	4,493,762
09/30/2023	2.875%	6,619,000	6,919,699
10/15/2023	0.125%	5,403,000	5,365,432
10/31/2023	1.625%	4,343,000	4,439,869
10/31/2023	2.875%	3,399,000	3,559,390
11/15/2023	0.250%	7,045,000	7,007,023
11/15/2023	2.750%	17,046,000	17,819,729
11/30/2023	2.125%	3,030,000	3,130,132
11/30/2023	2.875%	4,657,000	4,882,573
12/15/2023	0.125%	6,963,000	6,901,530
12/31/2023	2.250%	3,622,000	3,753,298
12/31/2023	2.625%	5,549,000	5,794,803
01/15/2024	0.125%	8,061,000	7,982,909
01/31/2024	2.250%	2,818,000	2,923,235
01/31/2024	2.500%	5,542,000	5,779,267
02/15/2024	0.125%	14,764,000	14,614,053
02/15/2024	2.750%	6,184,000	6,488,369
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/29/2024	2.125%	4,896,000	5,069,273
02/29/2024	2.375%	7,373,000	7,675,408
03/15/2024	0.250%	17,558,000	17,405,739
03/31/2024	2.125%	6,657,000	6,894,156
04/15/2024	0.375%	31,575,000	31,365,322
04/30/2024	2.000%	3,166,000	3,272,110
04/30/2024	2.250%	9,466,000	9,840,942
05/15/2024	0.250%	14,205,000	14,057,401
05/15/2024	2.500%	5,498,000	5,752,712
05/31/2024	2.000%	6,944,000	7,179,988
06/15/2024	0.250%	10,900,000	10,775,672
06/30/2024	1.750%	2,038,000	2,094,841
06/30/2024	2.000%	2,523,000	2,610,517
07/15/2024	0.375%	534,000	529,328
07/31/2024	1.750%	5,053,000	5,197,484
07/31/2024	2.125%	7,678,000	7,976,122
08/15/2024	0.375%	5,951,000	5,896,139
08/15/2024	2.375%	6,973,000	7,292,233
08/31/2024	1.250%	6,494,000	6,589,888
09/30/2024	1.500%	4,452,000	4,548,692
10/31/2024	1.500%	4,952,000	5,060,325
10/31/2024	2.250%	3,416,000	3,566,784
11/15/2024	2.250%	2,075,000	2,167,240
11/30/2024	1.500%	2,174,000	2,221,047
11/30/2024	2.125%	346,000	360,110
12/31/2024	1.750%	1,636,000	1,684,441
12/31/2024	2.250%	1,789,000	1,869,365
01/31/2025	1.375%	6,343,000	6,453,507
01/31/2025	2.500%	2,209,000	2,327,561
02/15/2025	2.000%	17,173,000	17,819,671
02/28/2025	1.125%	3,322,000	3,350,548
02/28/2025	2.750%	5,138,000	5,458,322
03/31/2025	0.500%	3,215,000	3,173,054
03/31/2025	2.625%	3,771,000	3,991,662
04/30/2025	0.375%	4,205,000	4,125,499
04/30/2025	2.875%	5,744,000	6,130,823
05/15/2025	2.125%	5,903,000	6,148,805
05/31/2025	0.250%	12,272,000	11,970,952
05/31/2025	2.875%	8,714,000	9,309,684
06/30/2025	0.250%	6,823,000	6,647,628
06/30/2025	2.750%	3,280,000	3,491,663
07/31/2025	0.250%	9,257,000	9,008,218
07/31/2025	2.875%	2,468,000	2,640,953
08/15/2025	2.000%	10,216,000	10,603,889
08/31/2025	0.250%	8,883,000	8,630,390
08/31/2025	2.750%	4,848,000	5,169,559
09/30/2025	0.250%	8,282,000	8,039,363
09/30/2025	3.000%	3,564,000	3,837,983
10/31/2025	0.250%	7,432,000	7,201,492
10/31/2025	3.000%	3,111,000	3,351,373
11/15/2025	2.250%	6,847,000	7,177,047
11/30/2025	0.375%	13,209,000	12,844,721
11/30/2025	2.875%	3,722,000	3,994,171
12/31/2025	0.375%	7,714,000	7,492,223
01/31/2026	0.375%	9,051,000	8,778,763
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia U.S. Treasury Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/31/2026	2.625%	4,569,000	4,862,059
02/15/2026	1.625%	5,126,000	5,240,935
02/15/2026	6.000%	2,388,000	2,879,219
02/28/2026	2.500%	4,259,000	4,512,211
03/31/2026	0.750%	22,395,000	22,032,831
03/31/2026	2.250%	6,048,000	6,345,203
04/30/2026	0.750%	7,190,000	7,067,545
04/30/2026	2.375%	6,787,000	7,158,694
05/15/2026	1.625%	5,906,000	6,034,732
05/31/2026	2.125%	4,135,000	4,318,168
06/30/2026	0.875%	1,645,000	1,623,538
06/30/2026	1.875%	3,287,000	3,396,395
07/31/2026	0.625%	8,552,000	8,335,527
07/31/2026	1.875%	3,061,000	3,162,635
08/15/2026	1.500%	8,703,000	8,836,945
08/31/2026	0.750%	4,634,000	4,540,958
08/31/2026	1.375%	5,002,000	5,050,848
09/30/2026	1.625%	3,624,000	3,701,576
10/31/2026	1.625%	2,647,000	2,703,662
11/15/2026	2.000%	8,262,000	8,586,025
11/30/2026	1.625%	3,260,000	3,328,511
12/31/2026	1.750%	2,844,000	2,921,099
01/31/2027	1.500%	6,535,000	6,626,898
02/15/2027	2.250%	5,499,000	5,782,972
02/28/2027	1.125%	5,093,000	5,062,362
03/31/2027	0.625%	2,295,000	2,218,978
04/30/2027	0.500%	3,196,000	3,063,666
05/15/2027	2.375%	13,557,000	14,350,296
05/31/2027	0.500%	5,916,000	5,662,721
06/30/2027	0.500%	7,037,000	6,729,131
07/31/2027	0.375%	9,213,000	8,740,834
08/15/2027	2.250%	7,510,000	7,900,755
08/31/2027	0.500%	10,005,000	9,539,142
09/30/2027	0.375%	9,622,000	9,096,549
10/31/2027	0.500%	13,366,000	12,711,275
11/15/2027	2.250%	8,740,000	9,197,484
11/30/2027	0.625%	13,598,000	13,012,649
12/31/2027	0.625%	5,653,000	5,401,265
01/31/2028	0.750%	10,850,000	10,432,106
02/15/2028	2.750%	8,150,000	8,823,012
02/29/2028	1.125%	11,723,000	11,537,081
03/31/2028	1.250%	9,588,000	9,493,618
04/30/2028	1.250%	9,978,000	9,875,881
05/15/2028	2.875%	7,901,000	8,623,201
06/30/2028	1.250%	4,719,000	4,660,750
07/31/2028	1.000%	8,813,000	8,556,872
08/15/2028	2.875%	7,563,000	8,270,850
08/31/2028	1.125%	7,179,000	7,023,081
11/15/2028	3.125%	7,800,000	8,675,062
11/15/2028	5.250%	2,293,000	2,878,073
02/15/2029	2.625%	9,624,000	10,395,424
02/15/2029	5.250%	6,351,000	8,012,183
05/15/2029	2.375%	11,278,000	12,000,497
08/15/2029	1.625%	6,694,000	6,774,537
11/15/2029	1.750%	5,207,000	5,320,090
02/15/2030	1.500%	9,313,000	9,323,186
05/15/2030	0.625%	15,387,000	14,297,889
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2030	6.250%	1,377,000	1,902,627
08/15/2030	0.625%	18,800,000	17,425,250
11/15/2030	0.875%	19,591,000	18,522,678
02/15/2031	1.125%	19,513,000	18,833,094
02/15/2031	5.375%	1,250,000	1,668,555
05/15/2031	1.625%	15,247,000	15,361,352
08/15/2031	1.250%	11,320,000	10,999,856
02/15/2036	4.500%	1,132,000	1,554,908
05/15/2038	4.500%	2,114,000	2,947,378
02/15/2039	3.500%	1,884,000	2,352,645
05/15/2039	4.250%	1,608,000	2,195,674
08/15/2039	4.500%	2,666,000	3,746,980
11/15/2039	4.375%	2,197,000	3,045,591
02/15/2040	4.625%	3,245,000	4,640,350
05/15/2040	1.125%	7,898,000	6,844,111
05/15/2040	4.375%	3,156,000	4,396,209
08/15/2040	1.125%	10,216,000	8,836,840
08/15/2040	3.875%	4,276,000	5,610,246
11/15/2040	1.375%	10,418,000	9,412,012
11/15/2040	4.250%	3,217,000	4,419,354
02/15/2041	1.875%	12,464,000	12,261,460
02/15/2041	4.750%	1,371,000	2,002,731
05/15/2041	2.250%	6,846,000	7,153,000
05/15/2041	4.375%	852,000	1,193,599
08/15/2041	1.750%	4,394,000	4,230,598
08/15/2041	3.750%	2,049,000	2,655,696
02/15/2042	3.125%	568,000	679,026
08/15/2042	2.750%	2,255,000	2,550,616
11/15/2042	2.750%	3,844,000	4,346,123
02/15/2043	3.125%	3,419,000	4,097,992
05/15/2043	2.875%	4,744,000	5,480,061
08/15/2043	3.625%	2,765,000	3,570,306
11/15/2043	3.750%	3,315,000	4,361,297
02/15/2044	3.625%	4,205,000	5,452,702
05/15/2044	3.375%	4,778,000	5,991,164
08/15/2044	3.125%	4,226,000	5,106,197
11/15/2044	3.000%	3,709,000	4,405,597
02/15/2045	2.500%	5,491,000	6,012,645
05/15/2045	3.000%	3,438,000	4,104,650
08/15/2045	2.875%	3,801,000	4,451,327
11/15/2045	3.000%	1,425,000	1,707,105
02/15/2046	2.500%	4,217,000	4,643,312
05/15/2046	2.500%	4,493,000	4,951,426
08/15/2046	2.250%	5,302,000	5,587,811
11/15/2046	2.875%	3,118,000	3,690,445
02/15/2047	3.000%	4,515,000	5,473,732
05/15/2047	3.000%	3,901,000	4,738,496
08/15/2047	2.750%	4,820,000	5,601,744
11/15/2047	2.750%	5,645,000	6,565,841
02/15/2048	3.000%	5,804,000	7,066,370
05/15/2048	3.125%	6,646,000	8,284,654
08/15/2048	3.000%	6,832,000	8,338,242
11/15/2048	3.375%	7,527,000	9,822,735
02/15/2049	3.000%	7,872,000	9,643,200
05/15/2049	2.875%	8,312,000	9,976,997
08/15/2049	2.250%	7,991,000	8,515,409
11/15/2049	2.375%	7,158,000	7,832,418

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2050	2.000%	7,545,000	7,629,881
05/15/2050	1.250%	9,776,000	8,271,413
08/15/2050	1.375%	10,576,000	9,220,950
11/15/2050	1.625%	11,313,000	10,496,343
02/15/2051	1.875%	11,678,000	11,490,057
05/15/2051	2.375%	8,622,000	9,480,158
08/15/2051	2.000%	4,535,000	4,601,608
Total U.S. Treasury Obligations (Cost $1,500,457,345)			1,524,632,557
Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.072%(a),(b)	12,724,357	12,723,085
Total Money Market Funds (Cost $12,722,890)		12,723,085
Total Investments in Securities (Cost: $1,513,180,235)		1,537,355,642
Other Assets & Liabilities, Net		(891,085)
Net Assets		1,536,464,557

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at October 31, 2021.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.072%
	5,961,437	75,586,837	(68,825,189)	—	12,723,085	—	2,802	12,724,357
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia U.S. Treasury Index Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
U.S. Treasury Obligations	1,524,632,557	—	—	1,524,632,557
Money Market Funds	12,723,085	—	—	12,723,085
Total Investments in Securities	1,537,355,642	—	—	1,537,355,642
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2021	9

Statement of Assets and Liabilities
October 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,500,457,345)	$1,524,632,557
Affiliated issuers (cost $12,722,890)	12,723,085
Receivable for:
Investments sold	6,548,016
Capital shares sold	1,832,348
Dividends	719
Interest	7,401,851
Expense reimbursement due from Investment Manager	9,723
Trustees’ deferred compensation plan	148,071
Total assets	1,553,296,370
Liabilities
Payable for:
Investments purchased	14,881,792
Capital shares purchased	301,795
Distributions to shareholders	1,471,519
Management services fees	16,818
Distribution and/or service fees	260
Compensation of board members	11,558
Trustees’ deferred compensation plan	148,071
Total liabilities	16,831,813
Net assets applicable to outstanding capital stock	$1,536,464,557
Represented by
Paid in capital	1,511,169,766
Total distributable earnings (loss)	25,294,791
Total - representing net assets applicable to outstanding capital stock	$1,536,464,557
Class A
Net assets	$40,734,141
Shares outstanding	3,522,561
Net asset value per share	$11.56
Class C
Net assets	$4,255,896
Shares outstanding	368,039
Net asset value per share	$11.56
Institutional Class
Net assets	$532,124,971
Shares outstanding	45,998,083
Net asset value per share	$11.57
Institutional 2 Class
Net assets	$53,015,377
Shares outstanding	4,592,423
Net asset value per share	$11.54
Institutional 3 Class
Net assets	$906,334,172
Shares outstanding	77,908,427
Net asset value per share	$11.63
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia U.S. Treasury Index Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended October 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$2,802
Interest	10,083,582
Total income	10,086,384
Expenses:
Management services fees	3,068,280
Distribution and/or service fees
Class A	47,579
Class C	25,110
Compensation of board members	16,214
Total expenses	3,157,183
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,780,475)
Fees waived by distributor
Class A	(15,011)
Class C	(3,836)
Expense reduction	(560)
Total net expenses	1,357,301
Net investment income	8,729,083
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,369,127
Net realized gain	2,369,127
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,895,129
Net change in unrealized appreciation (depreciation)	2,895,129
Net realized and unrealized gain	5,264,256
Net increase in net assets resulting from operations	$13,993,339
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2021	11

Statement of Changes in Net Assets
	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations
Net investment income	$8,729,083	$15,765,172
Net realized gain	2,369,127	4,878,183
Net change in unrealized appreciation (depreciation)	2,895,129	(77,711,771)
Net increase (decrease) in net assets resulting from operations	13,993,339	(57,068,416)
Distributions to shareholders
Net investment income and net realized gains
Class A	(218,046)	(1,007,331)
Class C	(9,212)	(102,605)
Institutional Class	(3,085,218)	(10,927,800)
Institutional 2 Class	(325,222)	(1,056,029)
Institutional 3 Class	(5,187,234)	(9,468,987)
Total distributions to shareholders	(8,824,932)	(22,562,752)
Increase in net assets from capital stock activity	293,040,796	210,255,941
Total increase in net assets	298,209,203	130,624,773
Net assets at beginning of period	1,238,255,354	1,107,630,581
Net assets at end of period	$1,536,464,557	$1,238,255,354
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia U.S. Treasury Index Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2021 (Unaudited)		April 30, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	397,617	4,611,545	2,503,519	30,279,238
Distributions reinvested	10,755	125,064	52,006	623,745
Redemptions	(1,080,286)	(12,524,198)	(2,581,410)	(30,736,169)
Net increase (decrease)	(671,914)	(7,787,589)	(25,885)	166,814
Class C
Subscriptions	14,078	164,214	463,270	5,632,251
Distributions reinvested	788	9,160	8,523	102,314
Redemptions	(226,527)	(2,630,769)	(454,200)	(5,406,784)
Net increase (decrease)	(211,661)	(2,457,395)	17,593	327,781
Institutional Class
Subscriptions	4,153,376	48,479,964	13,476,919	162,645,987
Distributions reinvested	256,840	2,988,543	877,042	10,532,133
Redemptions	(5,014,999)	(58,524,186)	(15,064,561)	(180,968,131)
Net decrease	(604,783)	(7,055,679)	(710,600)	(7,790,011)
Institutional 2 Class
Subscriptions	932,371	10,815,376	3,633,451	43,793,657
Distributions reinvested	6,653	77,274	24,726	296,679
Redemptions	(970,091)	(11,282,428)	(3,212,716)	(38,649,751)
Net increase (decrease)	(31,067)	(389,778)	445,461	5,440,585
Institutional 3 Class
Subscriptions	28,916,121	335,910,479	31,328,526	377,853,939
Distributions reinvested	442,611	5,178,772	785,573	9,460,633
Redemptions	(2,580,593)	(30,358,014)	(14,582,431)	(175,203,800)
Net increase	26,778,139	310,731,237	17,531,668	212,110,772
Total net increase	25,258,714	293,040,796	17,258,237	210,255,941
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2021 (Unaudited)	$11.52	0.06	0.04	0.10	(0.06)	—	(0.06)
Year Ended 4/30/2021	$12.30	0.14	(0.71)	(0.57)	(0.14)	(0.07)	(0.21)
Year Ended 4/30/2020	$11.00	0.21	1.30	1.51	(0.21)	—	(0.21)
Year Ended 4/30/2019	$10.75	0.21	0.25	0.46	(0.21)	—	(0.21)
Year Ended 4/30/2018	$11.06	0.16	(0.31)	(0.15)	(0.16)	—	(0.16)
Year Ended 4/30/2017	$11.34	0.14	(0.25)	(0.11)	(0.14)	(0.03)	(0.17)
Class C
Six Months Ended 10/31/2021 (Unaudited)	$11.52	0.02	0.04	0.06	(0.02)	—	(0.02)
Year Ended 4/30/2021	$12.29	0.06	(0.70)	(0.64)	(0.06)	(0.07)	(0.13)
Year Ended 4/30/2020	$11.00	0.13	1.29	1.42	(0.13)	—	(0.13)
Year Ended 4/30/2019	$10.75	0.13	0.25	0.38	(0.13)	—	(0.13)
Year Ended 4/30/2018	$11.06	0.09	(0.31)	(0.22)	(0.09)	—	(0.09)
Year Ended 4/30/2017	$11.34	0.06	(0.24)	(0.18)	(0.07)	(0.03)	(0.10)
Institutional Class
Six Months Ended 10/31/2021 (Unaudited)	$11.53	0.07	0.04	0.11	(0.07)	—	(0.07)
Year Ended 4/30/2021	$12.30	0.16	(0.70)	(0.54)	(0.16)	(0.07)	(0.23)
Year Ended 4/30/2020	$11.01	0.23	1.29	1.52	(0.23)	—	(0.23)
Year Ended 4/30/2019	$10.75	0.22	0.27	0.49	(0.23)	—	(0.23)
Year Ended 4/30/2018	$11.06	0.18	(0.31)	(0.13)	(0.18)	—	(0.18)
Year Ended 4/30/2017	$11.34	0.16	(0.25)	(0.09)	(0.16)	(0.03)	(0.19)
Institutional 2 Class
Six Months Ended 10/31/2021 (Unaudited)	$11.50	0.07	0.04	0.11	(0.07)	—	(0.07)
Year Ended 4/30/2021	$12.27	0.16	(0.70)	(0.54)	(0.16)	(0.07)	(0.23)
Year Ended 4/30/2020	$10.98	0.23	1.29	1.52	(0.23)	—	(0.23)
Year Ended 4/30/2019	$10.73	0.23	0.25	0.48	(0.23)	—	(0.23)
Year Ended 4/30/2018	$11.04	0.18	(0.31)	(0.13)	(0.18)	—	(0.18)
Year Ended 4/30/2017	$11.32	0.16	(0.25)	(0.09)	(0.16)	(0.03)	(0.19)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia U.S. Treasury Index Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2021 (Unaudited)	$11.56	0.85%	0.62%(c)	0.32%(c),(d)	0.99%(c)	13%	$40,734
Year Ended 4/30/2021	$11.52	(4.66%)	0.65%	0.32%(d)	1.20%	40%	$48,338
Year Ended 4/30/2020	$12.30	13.88%	0.65%	0.33%(d)	1.83%	54%	$51,890
Year Ended 4/30/2019	$11.00	4.32%	0.65%	0.35%(d)	1.93%	50%	$35,707
Year Ended 4/30/2018	$10.75	(1.35%)	0.65%	0.35%(d)	1.49%	27%	$45,074
Year Ended 4/30/2017	$11.06	(0.94%)	0.65%	0.35%(d)	1.27%	50%	$48,312
Class C
Six Months Ended 10/31/2021 (Unaudited)	$11.56	0.52%	1.34%(c)	0.97%(c),(d)	0.34%(c)	13%	$4,256
Year Ended 4/30/2021	$11.52	(5.22%)	1.40%	0.99%(d)	0.53%	40%	$6,680
Year Ended 4/30/2020	$12.29	13.00%	1.41%	1.03%(d)	1.12%	54%	$6,910
Year Ended 4/30/2019	$11.00	3.59%	1.40%	1.05%(d)	1.23%	50%	$2,801
Year Ended 4/30/2018	$10.75	(2.03%)	1.41%	1.05%(d)	0.78%	27%	$4,143
Year Ended 4/30/2017	$11.06	(1.63%)	1.40%	1.05%(d)	0.56%	50%	$6,938
Institutional Class
Six Months Ended 10/31/2021 (Unaudited)	$11.57	0.93%	0.40%(c)	0.17%(c),(d)	1.14%(c)	13%	$532,125
Year Ended 4/30/2021	$11.53	(4.44%)	0.40%	0.17%(d)	1.35%	40%	$537,273
Year Ended 4/30/2020	$12.30	13.95%	0.40%	0.18%(d)	1.98%	54%	$581,931
Year Ended 4/30/2019	$11.01	4.57%	0.40%	0.20%(d)	2.08%	50%	$323,226
Year Ended 4/30/2018	$10.75	(1.20%)	0.40%	0.20%(d)	1.64%	27%	$392,889
Year Ended 4/30/2017	$11.06	(0.79%)	0.40%	0.20%(d)	1.42%	50%	$380,519
Institutional 2 Class
Six Months Ended 10/31/2021 (Unaudited)	$11.54	0.93%	0.40%(c)	0.17%(c)	1.14%(c)	13%	$53,015
Year Ended 4/30/2021	$11.50	(4.45%)	0.40%	0.17%	1.35%	40%	$53,191
Year Ended 4/30/2020	$12.27	13.98%	0.40%	0.18%	1.98%	54%	$51,284
Year Ended 4/30/2019	$10.98	4.48%	0.40%	0.20%	2.10%	50%	$35,855
Year Ended 4/30/2018	$10.73	(1.20%)	0.40%	0.20%	1.65%	27%	$30,710
Year Ended 4/30/2017	$11.04	(0.80%)	0.41%	0.20%	1.45%	50%	$24,839
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2021	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2021 (Unaudited)	$11.59	0.07	0.04	0.11	(0.07)	—	(0.07)
Year Ended 4/30/2021	$12.37	0.16	(0.71)	(0.55)	(0.16)	(0.07)	(0.23)
Year Ended 4/30/2020	$11.07	0.23	1.30	1.53	(0.23)	—	(0.23)
Year Ended 4/30/2019	$10.81	0.23	0.26	0.49	(0.23)	—	(0.23)
Year Ended 4/30/2018	$11.13	0.18	(0.32)	(0.14)	(0.18)	—	(0.18)
Year Ended 4/30/2017(e)	$11.02	0.03	0.11(f)	0.14	(0.03)	—	(0.03)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia U.S. Treasury Index Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2021 (Unaudited)	$11.63	0.93%	0.40%(c)	0.17%(c)	1.15%(c)	13%	$906,334
Year Ended 4/30/2021	$11.59	(4.49%)	0.40%	0.17%	1.33%	40%	$592,772
Year Ended 4/30/2020	$12.37	13.97%	0.40%	0.18%	2.00%	54%	$415,616
Year Ended 4/30/2019	$11.07	4.56%	0.40%	0.20%	2.10%	50%	$445,200
Year Ended 4/30/2018	$10.81	(1.27%)	0.40%	0.20%	1.66%	27%	$401,768
Year Ended 4/30/2017(e)	$11.13	1.24%	0.40%(c)	0.20%(c)	1.52%(c)	50%	$252,341
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2021	17

Notes to Financial Statements
October 31, 2021 (Unaudited)
Note 1. Organization
Columbia U.S. Treasury Index Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
18	Columbia U.S. Treasury Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia U.S. Treasury Index Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2021, these minimum account balance fees reduced total expenses of the Fund by $560.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
20	Columbia U.S. Treasury Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Effective September 1, 2021, the Distributor has reduced the service fee for Class A and Class C shares to 0.15% annually of the average daily net assets attributable to each share class. Prior to September 1, 2021, the Distributor contractually waived a portion of the service fee for Class A and Class C shares so that the service fee did not exceed 0.15% annually of the average daily net assets attributable to each share class. This arrangement could have been modified or terminated at the sole discretion of the Board of Trustees.
Effective September 1, 2021, the Distributor has reduced the distribution fee for Class C shares to 0.65% annually of the average daily net assets attributable to Class C shares. Prior to September 1, 2021, the Distributor contractually waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement could have been modified or terminated at the sole discretion of the Board of Trustees.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class C	—	1.00(a)	529

(a)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2021 through August 31, 2022	Prior to September 1, 2021
Class A	0.32%	0.42%
Class C	0.97	1.17
Institutional Class	0.17	0.17
Institutional 2 Class	0.17	0.17
Institutional 3 Class	0.17	0.17
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Columbia U.S. Treasury Index Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Prior to September 1, 2021, Class A and Class C distribution and service fees waived by the Distributor, as discussed above, were in addition to the waiver/reimbursement commitment under the agreement. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,513,180,000	41,774,000	(17,598,000)	24,176,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at April 30, 2021 as arising on May 1, 2021.
Late year ordinary losses ($)	Post-October capital losses ($)
—	1,937,028
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $482,394,538 and $187,150,007, respectively, for the six months ended October 31, 2021, of which $482,394,538 and $187,150,007, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
22	Columbia U.S. Treasury Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended October 31, 2021.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Columbia U.S. Treasury Index Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its tracking index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At October 31, 2021, affiliated shareholders of record owned 88.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
24	Columbia U.S. Treasury Index Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia U.S. Treasury Index Fund | Semiannual Report 2021	25

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia U.S. Treasury Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
26	Columbia U.S. Treasury Index Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed the Fund’s tracking error versus its performance was within the range of management’s expectations given market conditions.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2021	27

Approval of Management Agreement  (continued)

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
28	Columbia U.S. Treasury Index Fund | Semiannual Report 2021

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Columbia U.S. Treasury Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR237_04_L01_(12/21)

SemiAnnual Report
October 31, 2021
Columbia Corporate Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Corporate Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Corporate Income Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.
Portfolio management
Tom Murphy, CFA
Lead Portfolio Manager
Managed Fund since 2011
Royce Wilson, CFA
Portfolio Manager
Managed Fund since 2020
John Dawson, CFA
Portfolio Manager
Managed Fund since 2020
Average annual total returns (%) (for the period ended October 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/31/00	2.35	2.77	4.88	4.58
	Including sales charges		-2.53	-2.09	3.86	4.07
Advisor Class*		11/08/12	2.39	3.02	5.12	4.84
Class C	Excluding sales charges	07/15/02	2.07	2.29	4.26	3.96
	Including sales charges		1.07	1.32	4.26	3.96
Institutional Class		03/05/86	2.48	3.02	5.14	4.84
Institutional 2 Class*		11/08/12	2.44	3.12	5.23	4.94
Institutional 3 Class*		11/08/12	2.46	3.17	5.28	4.99
Blended Benchmark			2.63	3.41	5.06	5.01
Bloomberg U.S. Corporate Bond Index			2.66	2.18	4.83	4.71
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark is a weighted custom benchmark, established by the Investment Manager, consisting of an 85% weighting in the Bloomberg U.S. Corporate Bond Index and a 15% weighting in the ICE Bank of America (ICE BofA) U.S. Cash Pay High Yield Constrained Index, which tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.
The Bloomberg U.S. Corporate Bond Index measures the investment-grade, fixed-rate, taxable, corporate bond market. Effective August 24, 2021, the Bloomberg Barclays U.S. Corporate Bond Index was re-branded as the Bloomberg U.S. Corporate Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Corporate Income Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2021)
Common Stocks	0.0(a)
Convertible Bonds	0.0(a)
Corporate Bonds & Notes	94.0
Foreign Government Obligations	0.0(a)
Money Market Funds	3.5
Senior Loans	0.2
U.S. Treasury Obligations	2.3
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2021)
AAA rating	3.5
AA rating	5.4
A rating	29.1
BBB rating	44.7
BB rating	9.5
B rating	5.8
CCC rating	2.0
CC rating	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Corporate Income Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2021 — October 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,023.50	1,020.59	4.39	4.38	0.87
Advisor Class	1,000.00	1,000.00	1,023.90	1,021.84	3.13	3.13	0.62
Class C	1,000.00	1,000.00	1,020.70	1,017.85	7.15	7.14	1.42
Institutional Class	1,000.00	1,000.00	1,024.80	1,021.84	3.13	3.13	0.62
Institutional 2 Class	1,000.00	1,000.00	1,024.40	1,022.34	2.62	2.62	0.52
Institutional 3 Class	1,000.00	1,000.00	1,024.60	1,022.59	2.37	2.37	0.47
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Corporate Income Fund | Semiannual Report 2021	5

Portfolio of Investments
October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(a)	1,782	78,123
WMI Holdings Corp. Escrow(a),(b),(c)	1,075	—
Total		78,123
Total Financials		78,123
Total Common Stocks (Cost $1,077,470)		78,123

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	238,000	242,483
Total Convertible Bonds (Cost $224,615)			242,483

Corporate Bonds & Notes 92.8%

Aerospace & Defense 3.1%
BAE Systems PLC(d)
02/15/2031	1.900%	17,155,000	16,377,247
Boeing Co. (The)
03/01/2029	3.200%	8,721,000	9,035,836
08/01/2059	3.950%	10,033,000	10,604,680
Bombardier, Inc.(d)
12/01/2024	7.500%	337,000	350,805
04/15/2027	7.875%	360,000	374,389
Moog, Inc.(d)
12/15/2027	4.250%	139,000	143,212
TransDigm, Inc.(d)
03/15/2026	6.250%	2,391,000	2,497,495
TransDigm, Inc.
06/15/2026	6.375%	622,000	643,534
11/15/2027	5.500%	710,000	727,964
05/01/2029	4.875%	664,000	666,211
United Technologies Corp.
11/16/2028	4.125%	3,396,000	3,848,667
06/01/2042	4.500%	2,410,000	2,969,376
Total			48,239,416
Airlines 0.2%
Air Canada(d)
08/15/2026	3.875%	520,000	526,854
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	865,000	907,095
04/20/2029	5.750%	132,255	142,351
Delta Air Lines, Inc.
01/15/2026	7.375%	491,000	577,240
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	482,739	506,876
United Airlines, Inc.(d)
04/15/2026	4.375%	219,000	226,758
04/15/2029	4.625%	245,000	252,653
Total			3,139,827
Automotive 0.8%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	441,000	453,139
Clarios Global LP(d)
05/15/2025	6.750%	80,000	84,249
Ford Motor Co.
04/21/2023	8.500%	68,000	74,514
04/22/2025	9.000%	486,000	584,470
04/22/2030	9.625%	20,000	28,814
07/16/2031	7.450%	252,000	333,434
Ford Motor Credit Co. LLC
09/08/2024	3.664%	1,168,000	1,211,739
06/16/2025	5.125%	256,000	278,041
11/13/2025	3.375%	1,251,000	1,285,530
08/17/2027	4.125%	554,000	586,866
11/13/2030	4.000%	214,000	223,438
General Motors Co.
04/01/2048	5.400%	2,835,000	3,618,568
IAA Spinco, Inc.(d)
06/15/2027	5.500%	910,000	947,671
Jaguar Land Rover Automotive PLC(d)
07/15/2029	5.500%	312,000	301,058
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	579,000	581,723
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	60,000	62,778
05/15/2027	8.500%	503,000	534,585
Real Hero Merger Sub 2, Inc.(d)
02/01/2029	6.250%	180,000	184,792
Tenneco, Inc.(d)
01/15/2029	7.875%	557,000	608,991
04/15/2029	5.125%	240,000	237,833
Total			12,222,233
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Corporate Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 19.4%
Bank of America Corp.(e)
07/23/2031	1.898%	19,015,000	18,168,770
10/24/2031	1.922%	34,690,000	33,075,864
Bank of Nova Scotia (The)
04/15/2024	0.700%	12,992,000	12,910,710
Citigroup, Inc.(e)
06/03/2031	2.572%	16,545,000	16,668,635
05/01/2032	2.561%	4,284,000	4,295,739
Citigroup, Inc.(e),(f)
11/03/2032	2.520%	7,445,000	7,417,544
Goldman Sachs Group, Inc. (The)(e)
05/01/2029	4.223%	19,695,000	22,060,966
07/21/2032	2.383%	13,232,000	13,007,482
HSBC Holdings PLC(e)
05/24/2032	2.804%	25,593,000	25,770,753
JPMorgan Chase & Co.(e)
10/15/2030	2.739%	16,187,000	16,622,425
11/19/2031	1.764%	3,635,000	3,441,174
04/22/2032	2.580%	30,210,000	30,427,044
Morgan Stanley(e)
07/21/2032	2.239%	16,330,000	15,943,156
10/20/2032	2.511%	18,517,000	18,480,641
Royal Bank of Canada
01/19/2024	0.425%	13,550,000	13,433,691
Truist Financial Corp.(e)
03/02/2027	1.267%	6,872,000	6,772,224
Washington Mutual Bank(b),(c),(g)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.(e)
10/30/2030	2.879%	13,846,000	14,347,411
02/11/2031	2.572%	30,044,000	30,386,388
Total			303,240,142
Brokerage/Asset Managers/Exchanges 0.1%
Aretec Escrow Issuer, Inc.(d)
04/01/2029	7.500%	178,000	184,336
Hightower Holding LLC(d)
04/15/2029	6.750%	455,000	465,319
NFP Corp.(d)
08/15/2028	4.875%	456,000	462,976
08/15/2028	6.875%	1,093,000	1,111,427
Total			2,224,058
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	455,000	462,905
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	550,000	569,970
05/15/2029	4.125%	291,000	287,882
CP Atlas Buyer Inc.(d)
12/01/2028	7.000%	245,000	237,016
Interface, Inc.(d)
12/01/2028	5.500%	210,000	219,130
James Hardie International Finance DAC(d)
01/15/2028	5.000%	572,000	598,074
SRS Distribution, Inc.(d)
07/01/2028	4.625%	226,000	231,255
07/01/2029	6.125%	439,000	451,572
White Cap Buyer LLC(d)
10/15/2028	6.875%	567,000	586,197
Total			3,644,001
Cable and Satellite 3.0%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	324,000	336,117
03/01/2030	4.750%	1,263,000	1,305,474
02/01/2031	4.250%	1,353,000	1,346,371
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	381,000	384,165
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	6,790,000	8,219,158
06/30/2062	3.950%	7,352,000	7,219,882
Comcast Corp.
02/15/2031	1.500%	16,780,000	15,722,789
Comcast Corp.(d)
11/01/2056	2.937%	1,483,000	1,430,094
CSC Holdings LLC(d)
01/15/2030	5.750%	664,000	654,571
12/01/2030	4.125%	1,316,000	1,260,412
02/15/2031	3.375%	504,000	458,872
DIRECTV Holdings LLC/Financing Co., Inc.(d)
08/15/2027	5.875%	278,000	288,525
DISH DBS Corp.
07/01/2026	7.750%	958,000	1,066,325
06/01/2029	5.125%	833,000	802,227
NBCUniversal Media LLC
01/15/2043	4.450%	1,810,000	2,191,622
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2028	6.500%	1,000,000	1,000,688
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	433,000	433,986
07/01/2030	4.125%	461,000	458,948
Videotron Ltd.(d)
06/15/2029	3.625%	255,000	256,858

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Finance PLC(d)
07/15/2030	5.000%	556,000	553,006
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	168,000	176,996
Ziggo Bond Co. BV(d)
02/28/2030	5.125%	509,000	514,840
Ziggo Bond Finance BV(d)
01/15/2027	6.000%	501,000	517,702
Ziggo BV(d)
01/15/2030	4.875%	1,000,000	1,015,693
Total			47,615,321
Chemicals 0.5%
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	650,000	618,431
Axalta Coating Systems LLC/Dutch Holding B BV(d)
06/15/2027	4.750%	265,000	273,766
Element Solutions, Inc.(d)
09/01/2028	3.875%	533,000	532,778
HB Fuller Co.
10/15/2028	4.250%	818,000	831,329
Herens Holdco Sarl(d)
05/15/2028	4.750%	338,000	335,528
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	355,000	384,639
INEOS Group Holdings SA(d)
08/01/2024	5.625%	398,000	398,416
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	401,000	433,449
Iris Holdings, Inc.(d),(h)
02/15/2026	8.750%	245,000	248,837
Minerals Technologies, Inc.(d)
07/01/2028	5.000%	189,000	194,922
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	432,000	425,218
10/01/2029	6.250%	190,000	189,457
SPCM SA(d)
03/15/2027	3.125%	46,000	45,856
Unifrax Escrow Issuer Corp.(d)
09/30/2028	5.250%	219,000	219,099
09/30/2029	7.500%	123,000	122,288
WR Grace Holdings LLC(d)
06/15/2027	4.875%	1,635,000	1,660,799
08/15/2029	5.625%	641,000	646,412
Total			7,561,224
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 2.7%
Caterpillar Financial Services Corp.
05/17/2024	0.450%	12,444,000	12,340,041
09/13/2024	0.600%	11,862,000	11,774,348
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	720,000	717,298
John Deere Capital Corp.
09/10/2024	0.625%	5,110,000	5,078,560
NESCO Holdings II, Inc.(d)
04/15/2029	5.500%	259,000	264,761
United Rentals North America, Inc.
05/15/2027	5.500%	97,000	101,652
11/15/2027	3.875%	10,420,000	10,905,879
02/15/2031	3.875%	181,000	182,254
01/15/2032	3.750%	211,000	210,583
Total			41,575,376
Consumer Cyclical Services 0.2%
APX Group, Inc.(d)
07/15/2029	5.750%	265,000	262,679
Match Group, Inc.(d)
06/01/2028	4.625%	174,000	180,930
Staples, Inc.(d)
04/15/2026	7.500%	254,000	257,234
04/15/2027	10.750%	56,000	53,458
Uber Technologies, Inc.(d)
05/15/2025	7.500%	778,000	829,092
01/15/2028	6.250%	257,000	275,832
08/15/2029	4.500%	1,635,000	1,647,150
Total			3,506,375
Consumer Products 0.2%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	432,000	457,555
Mattel, Inc.(d)
04/01/2026	3.375%	171,000	176,290
04/01/2029	3.750%	532,000	552,781
Mattel, Inc.
11/01/2041	5.450%	54,000	63,921
Newell Brands, Inc.
06/01/2025	4.875%	92,000	100,730
Prestige Brands, Inc.(d)
01/15/2028	5.125%	509,000	532,526
04/01/2031	3.750%	237,000	229,113
Scotts Miracle-Gro Co. (The)(d)
02/01/2032	4.375%	469,000	471,669
Spectrum Brands, Inc.
07/15/2025	5.750%	209,000	214,317

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Corporate Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempur Sealy International, Inc.(d)
10/15/2031	3.875%	223,000	221,022
Total			3,019,924
Diversified Manufacturing 2.4%
BWX Technologies, Inc.(d)
06/30/2028	4.125%	231,000	234,486
Carrier Global Corp.
02/15/2030	2.722%	15,488,000	15,891,120
CFX Escrow Corp.(d)
02/15/2026	6.375%	273,000	284,603
Gates Global LLC/Co.(d)
01/15/2026	6.250%	807,000	834,612
General Electric Co.
03/15/2032	6.750%	3,898,000	5,393,715
General Electric Co.(i)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	3.446%	4,010,000	3,909,816
Madison IAQ LLC(d)
06/30/2028	4.125%	600,000	596,535
06/30/2029	5.875%	538,000	533,885
Resideo Funding, Inc.(d)
09/01/2029	4.000%	422,000	403,394
Siemens Financieringsmaatschappij NV(d)
03/11/2024	0.650%	8,584,000	8,546,579
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	526,000	536,138
Welbilt, Inc.
02/15/2024	9.500%	103,000	105,784
WESCO Distribution, Inc.(d)
06/15/2025	7.125%	302,000	321,283
06/15/2028	7.250%	558,000	616,044
Total			38,207,994
Electric 12.3%
AEP Texas, Inc.
01/15/2050	3.450%	10,380,000	10,969,297
Calpine Corp.(d)
02/15/2028	4.500%	357,000	361,552
03/15/2028	5.125%	292,000	291,272
CenterPoint Energy, Inc.
09/01/2024	2.500%	3,517,000	3,647,869
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	2,560,000	2,706,868
02/15/2031	3.750%	1,052,000	1,049,950
01/15/2032	3.750%	215,000	213,578
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp.
03/01/2024	3.875%	2,124,000	2,247,972
11/15/2025	3.600%	8,564,000	9,186,374
Dominion Energy, Inc.
08/15/2031	2.250%	5,500,000	5,428,836
DTE Energy Co.
10/01/2026	2.850%	1,361,000	1,428,661
06/15/2029	3.400%	7,403,000	7,957,711
Duke Energy Corp.
10/15/2023	3.950%	6,183,000	6,517,991
06/15/2051	3.500%	4,382,000	4,633,371
Emera US Finance LP
06/15/2046	4.750%	4,303,000	5,175,670
Eversource Energy
10/01/2024	2.900%	5,000,000	5,239,945
01/15/2025	3.150%	2,695,000	2,842,280
08/15/2030	1.650%	17,836,000	16,830,685
Exelon Corp.
04/15/2050	4.700%	3,825,000	4,928,311
Georgia Power Co.
07/30/2023	2.100%	13,854,000	14,187,839
03/15/2042	4.300%	15,175,000	17,566,708
Jersey Central Power & Light Co.(d)
03/01/2032	2.750%	1,783,000	1,822,284
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	130,000	130,822
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	425,000	455,217
NRG Energy, Inc.
01/15/2028	5.750%	7,000	7,423
NRG Energy, Inc.(d)
06/15/2029	5.250%	2,298,000	2,444,041
02/15/2031	3.625%	600,000	584,380
02/15/2032	3.875%	549,000	537,990
Pacific Gas and Electric Co.
07/01/2050	4.950%	9,570,000	10,595,779
PG&E Corp.
07/01/2030	5.250%	398,000	415,946
Pinnacle West Capital Corp.
06/15/2025	1.300%	3,795,000	3,763,483
Progress Energy, Inc.
04/01/2022	3.150%	13,000,000	13,057,067
Southern California Edison Co.
10/01/2043	4.650%	295,000	350,333
04/01/2047	4.000%	1,665,000	1,854,251

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(d)
09/01/2026	5.500%	159,000	163,683
02/15/2027	5.625%	408,000	420,425
07/31/2027	5.000%	252,000	258,024
05/01/2029	4.375%	310,000	306,070
WEC Energy Group, Inc.
09/15/2023	0.550%	4,735,000	4,719,253
06/15/2025	3.550%	4,151,000	4,448,129
10/15/2027	1.375%	7,695,000	7,476,312
Xcel Energy, Inc.
12/01/2026	3.350%	1,200,000	1,286,884
12/01/2049	3.500%	7,935,000	8,658,250
Xcel Energy, Inc.(f)
11/15/2031	2.350%	5,588,000	5,572,577
Total			192,741,363
Environmental 1.1%
GFL Environmental, Inc.(d)
06/01/2025	4.250%	95,000	97,961
08/01/2025	3.750%	7,660,000	7,876,032
12/15/2026	5.125%	364,000	381,169
08/01/2028	4.000%	320,000	312,534
06/15/2029	4.750%	509,000	513,948
08/15/2029	4.375%	158,000	156,714
Waste Connections, Inc.
01/15/2032	2.200%	7,000,000	6,877,143
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	1,022,000	1,012,012
Total			17,227,513
Finance Companies 1.1%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	11,167,000	13,597,464
Global Aircraft Leasing Co., Ltd.(d),(h)
09/15/2024	6.500%	228,722	221,974
Navient Corp.
01/25/2023	5.500%	508,000	530,649
10/25/2024	5.875%	111,000	118,635
03/15/2028	4.875%	224,000	224,910
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	383,000	385,188
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	321,000	318,704
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	1,312,000	1,293,306
Springleaf Finance Corp.
03/15/2024	6.125%	585,000	622,201
06/01/2025	8.875%	102,000	110,320
Total			17,423,351
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 4.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	19,276,000	24,585,029
Bacardi Ltd.(d)
05/15/2038	5.150%	3,790,000	4,702,026
05/15/2048	5.300%	6,960,000	9,312,170
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	956,000	979,960
JBS USA LUX SA/Food Co./Finance, Inc.(d)
12/01/2031	3.750%	248,000	253,829
Kraft Heinz Foods Co.
06/01/2046	4.375%	3,491,000	4,074,550
Lamb Weston Holdings, Inc.(d),(f)
01/31/2030	4.125%	463,000	463,542
01/31/2032	4.375%	463,000	463,626
Mondelez International, Inc.
05/04/2025	1.500%	11,610,000	11,707,481
Pilgrim’s Pride Corp.(d)
09/30/2027	5.875%	261,000	275,086
04/15/2031	4.250%	992,000	1,046,817
03/01/2032	3.500%	1,145,000	1,152,588
Post Holdings, Inc.(d)
03/01/2027	5.750%	2,596,000	2,693,764
04/15/2030	4.625%	736,000	740,419
09/15/2031	4.500%	523,000	513,325
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	309,000	306,390
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	283,000	285,810
Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	501,000	500,661
US Foods, Inc.(d)
02/15/2029	4.750%	523,000	529,369
Total			64,586,442
Gaming 0.5%
Boyd Gaming Corp.(d)
06/01/2025	8.625%	90,000	97,343
06/15/2031	4.750%	503,000	517,826
Boyd Gaming Corp.
12/01/2027	4.750%	205,000	211,151
Caesars Entertainment, Inc.(d)
10/15/2029	4.625%	766,000	770,572
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	607,000	637,686
07/01/2025	6.250%	682,000	717,882
07/01/2027	8.125%	56,000	62,742

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Corporate Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Game Technology PLC(d)
04/15/2026	4.125%	203,000	209,732
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(d)
06/15/2025	4.625%	166,000	178,676
02/15/2029	3.875%	103,000	109,089
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
02/01/2027	5.750%	154,000	175,820
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	414,000	417,771
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	242,000	237,278
Scientific Games International, Inc.(d)
07/01/2025	8.625%	104,000	112,413
10/15/2025	5.000%	922,000	949,899
03/15/2026	8.250%	695,000	737,533
11/15/2029	7.250%	579,000	654,389
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	176,000	182,397
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	92,000	93,598
Wynn Resorts Finance LLC/Capital Corp.(d)
04/15/2025	7.750%	94,000	99,039
10/01/2029	5.125%	126,000	126,693
Total			7,299,529
Health Care 3.1%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	1,258,000	1,318,431
04/15/2029	5.000%	109,000	111,197
AdaptHealth LLC(d)
03/01/2030	5.125%	749,000	753,237
Avantor Funding, Inc.(d)
07/15/2028	4.625%	914,000	948,366
11/01/2029	3.875%	941,000	942,251
Becton Dickinson and Co.
06/06/2024	3.363%	5,698,000	6,007,958
02/11/2031	1.957%	6,540,000	6,337,190
Catalent Pharma Solutions, Inc.(d)
04/01/2030	3.500%	288,000	285,803
Charles River Laboratories International, Inc.(d)
03/15/2029	3.750%	148,000	149,487
03/15/2031	4.000%	119,000	123,144
CHS/Community Health Systems, Inc.(d)
02/15/2025	6.625%	323,000	337,160
03/15/2026	8.000%	394,000	416,231
04/15/2029	6.875%	459,000	472,160
CVS Health Corp.
09/15/2031	2.125%	12,678,000	12,364,476
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
02/01/2029	5.875%	863,000	1,027,172
09/01/2030	3.500%	730,000	768,660
07/15/2051	3.500%	5,430,000	5,514,866
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	202,014
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	215,000	218,523
Radiology Partners, Inc.(d)
02/01/2028	9.250%	151,000	160,114
RP Escrow Issuer LLC(d)
12/15/2025	5.250%	420,000	420,278
Select Medical Corp.(d)
08/15/2026	6.250%	1,121,000	1,173,252
Tenet Healthcare Corp.(d)
01/01/2026	4.875%	405,000	416,439
02/01/2027	6.250%	394,000	409,211
11/01/2027	5.125%	1,793,000	1,874,668
10/01/2028	6.125%	674,000	707,837
Thermo Fisher Scientific, Inc.
10/15/2031	2.000%	5,066,000	4,954,530
Total			48,414,655
Healthcare Insurance 0.9%
Aetna, Inc.
08/15/2047	3.875%	2,502,000	2,853,273
Centene Corp.
02/15/2030	3.375%	7,594,000	7,806,940
10/15/2030	3.000%	2,046,000	2,079,084
03/01/2031	2.500%	612,000	596,281
08/01/2031	2.625%	825,000	812,448
Total			14,148,026
Home Construction 0.1%
Meritage Homes Corp.
06/01/2025	6.000%	330,000	369,669
Meritage Homes Corp.(d)
04/15/2029	3.875%	423,000	438,199
Shea Homes LP/Funding Corp.(d)
02/15/2028	4.750%	171,000	172,360
04/01/2029	4.750%	65,000	65,606
Taylor Morrison Communities, Inc.(d)
01/15/2028	5.750%	193,000	212,389
08/01/2030	5.125%	355,000	378,032
Total			1,636,255

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 1.2%
Apache Corp.
11/15/2027	4.875%	190,000	206,693
09/01/2040	5.100%	184,000	206,144
02/01/2042	5.250%	748,000	841,946
04/15/2043	4.750%	403,000	443,926
Callon Petroleum Co.
07/01/2026	6.375%	922,000	885,581
Callon Petroleum Co.(d)
08/01/2028	8.000%	326,000	328,457
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,885,000	5,297,355
CNX Resources Corp.(d)
03/14/2027	7.250%	610,000	647,746
01/15/2029	6.000%	519,000	547,677
Comstock Resources, Inc.(d)
03/01/2029	6.750%	235,000	252,562
01/15/2030	5.875%	174,000	180,986
CrownRock LP/Finance, Inc.(d)
10/15/2025	5.625%	219,000	224,102
05/01/2029	5.000%	153,000	157,713
Endeavor Energy Resources LP/Finance, Inc.(d)
01/30/2028	5.750%	158,000	165,840
EQT Corp.
01/15/2029	5.000%	252,000	280,296
EQT Corp.(e)
02/01/2030	7.500%	510,000	653,081
EQT Corp.(d)
05/15/2031	3.625%	230,000	235,115
Hilcorp Energy I LP/Finance Co.(d)
02/01/2029	5.750%	281,000	286,327
02/01/2031	6.000%	300,000	308,084
Matador Resources Co.
09/15/2026	5.875%	520,000	536,615
Newfield Exploration Co.
01/01/2026	5.375%	270,000	300,335
Occidental Petroleum Corp.
07/15/2025	8.000%	786,000	929,779
09/01/2030	6.625%	593,000	726,654
01/01/2031	6.125%	648,000	775,223
09/15/2036	6.450%	208,000	265,071
03/15/2046	6.600%	1,048,000	1,343,014
04/15/2046	4.400%	358,000	362,333
03/15/2048	4.200%	240,000	233,871
08/15/2049	4.400%	235,000	234,900
SM Energy Co.
01/15/2027	6.625%	88,000	90,912
07/15/2028	6.500%	175,000	183,734
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Energy Co.(d)
02/01/2029	5.375%	227,000	238,993
Total			18,371,065
Integrated Energy 0.5%
BP Capital Markets America, Inc.
02/08/2061	3.379%	2,525,000	2,600,188
Cenovus Energy, Inc.
07/15/2025	5.375%	80,000	89,885
04/15/2027	4.250%	10,000	10,984
11/15/2039	6.750%	250,000	342,998
02/15/2052	3.750%	4,098,000	4,135,722
Total			7,179,777
Leisure 0.5%
Carnival Corp.(d)
03/01/2026	7.625%	216,000	227,478
03/01/2027	5.750%	1,059,000	1,077,528
08/01/2028	4.000%	740,000	739,525
Carnival Corp.(d),(f)
05/01/2029	6.000%	572,000	572,808
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	211,000	212,851
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(d)
05/01/2025	5.500%	300,000	311,996
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	472,000	505,892
Cinemark USA, Inc.(d)
05/01/2025	8.750%	121,000	129,780
03/15/2026	5.875%	481,000	483,513
07/15/2028	5.250%	225,000	219,619
Live Nation Entertainment, Inc.(d)
05/15/2027	6.500%	258,000	283,072
10/15/2027	4.750%	398,000	405,881
NCL Corp Ltd.(d)
03/15/2026	5.875%	210,000	210,862
NCL Finance Ltd.(d)
03/15/2028	6.125%	117,000	118,777
Royal Caribbean Cruises Ltd.(d)
06/15/2023	9.125%	143,000	155,301
07/01/2026	4.250%	292,000	283,282
08/31/2026	5.500%	375,000	382,393
04/01/2028	5.500%	388,000	394,325
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	292,000	276,956
Six Flags Entertainment Corp.(d)
07/31/2024	4.875%	471,000	476,717

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Corporate Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viking Cruises Ltd.(d)
09/15/2027	5.875%	362,000	351,045
Total			7,819,601
Life Insurance 8.7%
AIG Global Funding(d)
09/22/2025	0.900%	6,680,000	6,519,441
Five Corners Funding Trust(d)
11/15/2023	4.419%	23,065,000	24,749,337
Guardian Life Global Funding(d)
12/10/2025	0.875%	13,510,000	13,243,301
Guardian Life Insurance Co. of America (The)(d)
Subordinated
06/19/2064	4.875%	980,000	1,306,761
Massachusetts Mutual Life Insurance Co.(d)
Subordinated
10/15/2070	3.729%	3,418,000	3,801,236
New York Life Global Funding(d)
01/15/2026	0.850%	9,189,000	8,995,715
New York Life Insurance Co.(d)
Subordinated
05/15/2050	3.750%	1,015,000	1,161,805
Northwestern Mutual Global Funding(d)
01/14/2026	0.800%	8,667,000	8,441,768
Northwestern Mutual Life Insurance Co. (The)(d)
Subordinated
09/30/2059	3.625%	6,958,000	7,747,683
Pacific Life Global Funding II(d)
09/23/2023	0.500%	4,635,000	4,623,336
04/14/2026	1.375%	17,139,000	17,122,997
Peachtree Corners Funding Trust(d)
02/15/2025	3.976%	16,462,000	17,715,155
Principal Life Global Funding II(d)
11/21/2024	2.250%	7,165,000	7,394,429
Teachers Insurance & Annuity Association of America(d)
Subordinated
09/15/2044	4.900%	4,715,000	6,170,082
05/15/2050	3.300%	6,368,000	6,745,612
Voya Financial, Inc.
06/15/2046	4.800%	825,000	1,062,815
Total			136,801,473
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(d)
05/01/2025	5.375%	310,000	323,465
Marriott Ownership Resorts, Inc.(d)
06/15/2029	4.500%	128,000	128,492
Total			451,957
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 1.7%
Cengage Learning, Inc.(d)
06/15/2024	9.500%	524,000	537,104
Clear Channel International BV(d)
08/01/2025	6.625%	274,000	285,125
Clear Channel Outdoor Holdings, Inc.(d)
04/15/2028	7.750%	708,000	733,403
06/01/2029	7.500%	433,000	443,342
Diamond Sports Group LLC/Finance Co.(d)
08/15/2027	6.625%	79,000	23,627
Discovery Communications LLC
05/15/2049	5.300%	1,432,000	1,820,482
iHeartCommunications, Inc.
05/01/2026	6.375%	261,962	274,432
05/01/2027	8.375%	884,518	942,012
iHeartCommunications, Inc.(d)
08/15/2027	5.250%	102,000	104,410
01/15/2028	4.750%	749,000	755,235
Lamar Media Corp.
02/15/2028	3.750%	404,000	409,010
Netflix, Inc.
11/15/2028	5.875%	995,000	1,211,570
05/15/2029	6.375%	388,000	488,605
Netflix, Inc.(d)
11/15/2029	5.375%	6,792,000	8,189,394
06/15/2030	4.875%	725,000	850,257
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	216,000	211,628
03/15/2030	4.625%	367,000	366,884
Playtika Holding Corp.(d)
03/15/2029	4.250%	283,000	283,506
Roblox Corp.(d)
05/01/2030	3.875%	453,000	451,361
Scripps Escrow, Inc.(d)
07/15/2027	5.875%	564,000	575,785
Univision Communications, Inc.(d)
05/01/2029	4.500%	248,000	250,774
ViacomCBS, Inc.
01/15/2031	4.950%	1,330,000	1,578,198
05/19/2032	4.200%	795,000	902,208
Walt Disney Co. (The)
09/15/2044	4.750%	3,480,000	4,469,125
Total			26,157,477
Metals and Mining 0.9%
Alcoa Nederland Holding BV(d)
03/31/2029	4.125%	194,000	201,803

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Allegheny Technologies, Inc.
10/01/2029	4.875%	122,000	121,691
10/01/2031	5.125%	590,000	588,155
Constellium NV(d)
02/15/2026	5.875%	624,000	635,403
Constellium SE(d)
06/15/2028	5.625%	893,000	936,110
04/15/2029	3.750%	491,000	474,956
Freeport-McMoRan, Inc.
03/01/2028	4.125%	5,600,000	5,794,387
09/01/2029	5.250%	386,000	421,977
03/15/2043	5.450%	1,001,000	1,258,849
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	344,000	343,016
04/01/2029	6.125%	403,000	424,272
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	719,000	707,375
Novelis Corp.(d)
11/15/2026	3.250%	305,000	304,877
01/30/2030	4.750%	836,000	868,761
08/15/2031	3.875%	367,000	358,939
Total			13,440,571
Midstream 3.0%
Cheniere Energy Partners LP(d)
03/01/2031	4.000%	283,000	294,485
01/31/2032	3.250%	992,000	984,006
Cheniere Energy, Inc.
10/15/2028	4.625%	567,000	595,318
CNX Midstream Partners LP(d)
04/15/2030	4.750%	485,000	485,629
DCP Midstream Operating LP
05/15/2029	5.125%	341,000	386,942
04/01/2044	5.600%	230,000	276,082
DT Midstream, Inc.(d)
06/15/2029	4.125%	318,000	320,487
06/15/2031	4.375%	637,000	646,496
Energy Transfer Operating LP
03/15/2023	4.250%	260,000	269,615
Enterprise Products Operating LLC
01/31/2060	3.950%	2,710,000	2,968,509
EQM Midstream Partners LP(d)
07/01/2025	6.000%	212,000	230,915
07/01/2027	6.500%	307,000	341,615
01/15/2029	4.500%	333,000	342,539
01/15/2031	4.750%	932,000	965,020
Hess Midstream Operations LP(d)
02/15/2030	4.250%	143,000	143,077
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ITT Holdings LLC(d)
08/01/2029	6.500%	210,000	210,529
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	5,946,000	7,075,096
Kinder Morgan, Inc.
02/15/2046	5.050%	1,724,000	2,095,969
MPLX LP
04/15/2048	4.700%	4,390,000	5,144,218
NuStar Logistics LP
10/01/2025	5.750%	182,000	194,869
06/01/2026	6.000%	132,000	140,789
04/28/2027	5.625%	247,000	259,923
10/01/2030	6.375%	198,000	217,037
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	6,975,000	7,542,593
Sunoco LP/Finance Corp.
04/15/2027	6.000%	316,000	331,085
Targa Resources Partners LP/Finance Corp.
04/15/2026	5.875%	348,000	364,028
02/01/2027	5.375%	123,000	127,311
01/15/2028	5.000%	357,000	375,493
03/01/2030	5.500%	869,000	955,488
02/01/2031	4.875%	242,000	260,951
Targa Resources Partners LP/Finance Corp.(d)
01/15/2032	4.000%	301,000	310,486
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	363,000	369,830
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	681,000	693,628
08/15/2031	4.125%	499,000	516,882
Western Gas Partners LP
08/15/2048	5.500%	2,776,000	3,282,099
Williams Companies, Inc. (The)
09/15/2045	5.100%	2,955,000	3,708,185
10/15/2051	3.500%	3,512,000	3,594,213
Total			47,021,437
Natural Gas 1.5%
NiSource, Inc.
09/01/2029	2.950%	22,775,000	23,740,870
05/15/2047	4.375%	84,000	101,665
Total			23,842,535
Oil Field Services 0.1%
Apergy Corp.
05/01/2026	6.375%	103,000	107,709
Nabors Industries Ltd.(d)
01/15/2026	7.250%	220,000	214,561

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Corporate Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Guardian Ltd.(d)
01/15/2024	5.875%	84,420	83,055
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	438,350	430,621
Total			835,946
Other Industry 0.0%
Dycom Industries, Inc.(d)
04/15/2029	4.500%	286,000	291,139
Hillenbrand, Inc.
03/01/2031	3.750%	215,000	212,238
Total			503,377
Other REIT 0.3%
Blackstone Mortgage Trust, Inc.(d)
01/15/2027	3.750%	621,000	617,435
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	558,000	565,170
02/01/2027	4.250%	390,000	391,779
06/15/2029	4.750%	776,000	782,478
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(d)
10/01/2028	5.875%	384,000	403,170
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	317,000	321,813
RHP Hotel Properties LP/Finance Corp.(d)
02/15/2029	4.500%	216,000	214,711
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	222,000	224,246
09/15/2029	4.000%	275,000	274,315
Service Properties Trust
03/15/2024	4.650%	209,000	210,984
10/01/2024	4.350%	98,000	98,758
12/15/2027	5.500%	129,000	135,174
Total			4,240,033
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	769,000	765,647
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
08/15/2026	4.125%	594,000	606,029
08/15/2027	5.250%	420,000	419,005
08/15/2027	5.250%	366,000	366,050
Canpack SA/US LLC(d)
11/15/2029	3.875%	898,000	892,105
Flex Acquisition Co., Inc.(d)
07/15/2026	7.875%	299,000	312,633
LABL, Inc.(d)
11/01/2028	5.875%	70,000	70,563
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	178,000	185,190
08/15/2027	8.500%	399,000	421,065
Total			4,038,287
Pharmaceuticals 3.0%
AbbVie, Inc.
11/06/2042	4.400%	6,305,000	7,562,027
11/21/2049	4.250%	7,978,000	9,611,414
Amgen, Inc.
02/21/2040	3.150%	3,515,000	3,596,437
08/15/2041	2.800%	3,660,000	3,555,906
AstraZeneca Finance LLC
05/28/2026	1.200%	9,485,000	9,404,191
Bausch Health Companies, Inc.(d)
04/15/2025	6.125%	358,000	364,886
04/01/2026	9.250%	269,000	286,217
01/31/2027	8.500%	253,000	269,224
01/15/2028	7.000%	514,000	521,002
06/01/2028	4.875%	152,000	156,519
02/15/2031	5.250%	649,000	584,327
Endo Dac/Finance LLC/Finco, Inc.(d)
07/31/2027	9.500%	176,000	174,758
06/30/2028	6.000%	260,000	180,987
Endo Luxembourg Finance Co I Sarl/US, Inc.(d)
04/01/2029	6.125%	356,000	350,636
Gilead Sciences, Inc.
10/01/2040	2.600%	6,890,000	6,582,470
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	295,000	299,791
Mylan NV
06/15/2046	5.250%	585,000	726,969
Organon Finance 1 LLC(d)
04/30/2028	4.125%	918,000	930,431
04/30/2031	5.125%	683,000	704,449
Par Pharmaceutical, Inc.(d)
04/01/2027	7.500%	267,000	269,362
Total			46,132,003
Property & Casualty 0.4%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	6.750%	780,000	806,940
Alliant Holdings Intermediate LLC/Co-Issuer(d),(f)
11/01/2029	5.875%	332,000	334,381
American International Group, Inc.
07/10/2025	3.750%	3,970,000	4,280,440
AssuredPartners, Inc.(d)
01/15/2029	5.625%	608,000	605,282

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BroadStreet Partners, Inc.(d)
04/15/2029	5.875%	716,000	703,659
Total			6,730,702
Railroads 1.2%
Canadian Pacific Railway Co.
03/05/2030	2.050%	5,000,000	4,915,160
CSX Corp.
11/01/2046	3.800%	6,715,000	7,728,261
Union Pacific Corp.
08/15/2059	3.950%	2,256,000	2,723,465
03/20/2060	3.839%	2,660,000	3,150,644
04/06/2071	3.799%	700,000	821,046
Total			19,338,576
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(d)
01/15/2028	3.875%	578,000	576,585
10/15/2030	4.000%	294,000	285,209
IRB Holding Corp.(d)
06/15/2025	7.000%	874,000	925,876
02/15/2026	6.750%	624,000	638,589
Papa John’s International, Inc.(d)
09/15/2029	3.875%	145,000	141,759
Total			2,568,018
Retailers 1.3%
Amazon.com, Inc.
05/12/2061	3.250%	8,525,000	9,282,004
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	100,000	100,011
L Brands, Inc.(d)
07/01/2025	9.375%	37,000	46,052
10/01/2030	6.625%	498,000	557,271
L Brands, Inc.
06/15/2029	7.500%	113,000	127,674
11/01/2035	6.875%	227,000	275,728
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	273,000	280,297
Lowe’s Companies, Inc.
09/15/2041	2.800%	4,070,000	3,995,753
05/03/2047	4.050%	4,470,000	5,216,284
Macy’s Retail Holdings LLC(d)
04/01/2029	5.875%	146,000	155,642
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	423,000	434,750
02/15/2029	7.750%	118,000	127,710
Total			20,599,176
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	7.500%	147,000	158,383
02/15/2028	5.875%	378,000	402,101
03/15/2029	3.500%	486,000	478,968
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	3.250%	223,000	226,776
01/15/2027	4.625%	339,000	354,688
02/15/2030	4.875%	124,000	132,894
Total			1,753,810
Technology 4.9%
Apple, Inc.
02/09/2045	3.450%	4,555,000	5,116,241
08/05/2061	2.850%	5,873,000	5,875,413
Ascend Learning LLC(d)
08/01/2025	6.875%	280,000	284,993
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	185,000	184,295
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	82,000	86,996
Broadcom, Inc.(d)
11/15/2036	3.187%	2,881,000	2,827,666
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	258,000	255,070
07/01/2029	4.875%	640,000	637,117
Everi Holdings, Inc.(d)
07/15/2029	5.000%	55,000	56,326
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,932,000	1,916,292
Gartner, Inc.(d)
07/01/2028	4.500%	2,178,000	2,269,978
06/15/2029	3.625%	195,000	195,924
HealthEquity, Inc.(d)
10/01/2029	4.500%	435,000	440,347
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	476,000	470,094
International Business Machines Corp.
05/15/2050	2.950%	5,255,000	5,225,124
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	421,000	433,493
Iron Mountain, Inc.(d)
07/15/2030	5.250%	827,000	864,455
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	1,248,000	1,249,969
Microchip Technology, Inc.(d)
02/15/2024	0.972%	8,629,000	8,579,598

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Corporate Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MSCI, Inc.(d)
11/01/2031	3.625%	7,585,000	7,806,670
NCR Corp.(d)
09/01/2027	5.750%	274,000	287,933
10/01/2028	5.000%	290,000	295,323
04/15/2029	5.125%	603,000	616,806
09/01/2029	6.125%	215,000	231,102
10/01/2030	5.250%	194,000	200,205
Nielsen Finance LLC/Co.(d)
10/01/2028	5.625%	224,000	233,084
07/15/2029	4.500%	254,000	248,320
10/01/2030	5.875%	37,000	38,823
07/15/2031	4.750%	317,000	309,227
NXP BV/Funding LLC/USA, Inc.(d)
05/01/2030	3.400%	1,375,000	1,474,705
Oracle Corp.
03/25/2041	3.650%	6,388,000	6,698,068
04/01/2050	3.600%	9,000,000	9,194,286
Plantronics, Inc.(d)
03/01/2029	4.750%	963,000	886,264
QUALCOMM, Inc.
05/20/2032	1.650%	2,355,000	2,227,240
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	912,000	947,990
Square, Inc.(d)
06/01/2026	2.750%	103,000	104,214
06/01/2031	3.500%	217,000	222,514
Switch Ltd.(d)
06/15/2029	4.125%	255,000	256,821
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	175,000	183,205
VeriSign, Inc.
06/15/2031	2.700%	4,864,000	4,910,271
Verscend Escrow Corp.(d)
08/15/2026	9.750%	505,000	535,067
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	1,098,000	1,090,850
Total			75,968,379
Tobacco 0.1%
BAT Capital Corp.
08/15/2047	4.540%	1,430,000	1,503,091
Transportation Services 0.2%
FedEx Corp.
05/15/2041	3.250%	3,150,000	3,211,084
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 2.6%
Altice France Holding SA(d)
05/15/2027	10.500%	329,000	356,487
02/15/2028	6.000%	343,000	325,740
Altice France SA(d)
02/01/2027	8.125%	372,000	399,772
01/15/2028	5.500%	1,647,000	1,650,915
07/15/2029	5.125%	309,000	300,900
10/15/2029	5.500%	120,000	117,647
American Tower Corp.
07/15/2027	3.550%	4,395,000	4,739,853
08/15/2029	3.800%	5,130,000	5,640,084
Crown Castle International Corp.
04/01/2031	2.100%	6,110,000	5,858,174
Rogers Communications, Inc.
11/15/2049	3.700%	4,750,000	4,927,845
SBA Communications Corp.
09/01/2024	4.875%	470,000	475,870
02/15/2027	3.875%	277,000	285,540
SBA Communications Corp.(d)
02/01/2029	3.125%	488,000	468,582
Sprint Capital Corp.
03/15/2032	8.750%	125,000	186,583
Sprint Corp.
06/15/2024	7.125%	316,000	357,016
03/01/2026	7.625%	552,000	662,476
T-Mobile USA, Inc.
02/15/2026	2.250%	147,000	147,833
02/15/2029	2.625%	602,000	596,516
04/15/2030	3.875%	9,700,000	10,611,442
02/15/2031	2.875%	334,000	332,588
04/15/2031	3.500%	671,000	695,611
T-Mobile USA, Inc.(d)
04/15/2031	3.500%	303,000	313,633
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	1,059,000	1,031,422
07/15/2031	4.750%	849,000	853,519
Total			41,336,048
Wirelines 4.1%
AT&T, Inc.
09/15/2055	3.550%	8,022,000	8,126,429
12/01/2057	3.800%	14,920,000	15,677,252
Cablevision Lightpath LLC(d)
09/15/2027	3.875%	373,000	363,004
CenturyLink, Inc.
03/15/2022	5.800%	370,000	375,015
12/01/2023	6.750%	355,000	389,820
04/01/2025	5.625%	155,000	166,692

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2021	17

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenturyLink, Inc.(d)
02/15/2027	4.000%	205,000	205,826
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	984,000	955,492
03/01/2028	6.125%	413,000	403,533
Iliad Holding SAS(d)
10/15/2026	6.500%	470,000	484,274
10/15/2028	7.000%	576,000	593,333
Lumen Technologies, Inc.(d)
06/15/2029	5.375%	256,000	257,390
Northwest Fiber LLC/Finance Sub, Inc.(d)
02/15/2028	6.000%	222,000	213,013
Telefonica Emisiones SAU
03/06/2048	4.895%	5,905,000	7,211,115
Verizon Communications, Inc.(d)
03/15/2032	2.355%	16,077,000	15,832,551
Verizon Communications, Inc.
03/22/2061	3.700%	12,495,000	13,592,853
Total			64,847,592
Total Corporate Bonds & Notes (Cost $1,422,592,124)			1,452,365,040

Foreign Government Obligations(j) 0.0%

Canada 0.0%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	251,000	263,578
05/15/2029	4.250%	198,000	195,738
Total			459,316
Total Foreign Government Obligations (Cost $452,949)			459,316

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace & Co.(i),(k)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.250%	388,000	388,873
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(i),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	3.838%	242,398	241,035
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.838%	78,084	77,239
Total			318,274
Consumer Products 0.1%
SWF Holdings I Corp.(i),(k)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	740,000	733,525
Food and Beverage 0.0%
BellRing Brands LLC(i),(k)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	163,815	164,348
Health Care 0.0%
Radiology Partners, Inc.(i),(k)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	4.335%	85,000	84,858
Media and Entertainment 0.1%
Cengage Learning, Inc.(i),(k),(l)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	466,317	468,406
Technology 0.0%
DCert Buyer, Inc.(i),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.087%	357,000	359,613
Epicore Software Corp.(i),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	101,000	103,550
Total			463,163
Total Senior Loans (Cost $2,612,984)			2,621,447

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Corporate Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
U.S. Treasury Obligations 2.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2022	0.125%	5,640,000	5,641,322
06/30/2025	0.250%	3,450,000	3,361,324
11/30/2025	0.375%	3,600,000	3,500,719
12/31/2025	0.375%	11,000,000	10,683,750
06/30/2027	0.500%	8,300,000	7,936,875
12/31/2027	0.625%	4,000,000	3,821,875
Total U.S. Treasury Obligations (Cost $35,988,126)			34,945,865
Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.072%(m),(n)	54,506,441	54,500,991
Total Money Market Funds (Cost $54,500,815)		54,500,991
Total Investments in Securities (Cost: $1,517,449,083)		1,545,213,265
Other Assets & Liabilities, Net		20,488,551
Net Assets		1,565,701,816

At October 31, 2021, securities and/or cash totaling $1,801,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	635	12/2021	USD	102,135,781	—	(1,555,963)
U.S. Treasury 2-Year Note	151	12/2021	USD	33,106,750	13,000	—
U.S. Treasury 2-Year Note	72	12/2021	USD	15,786,000	—	(67,067)
U.S. Treasury 5-Year Note	1,012	12/2021	USD	123,211,000	—	(1,422,582)
Total					13,000	(3,045,612)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(179)	12/2021	USD	(23,395,859)	465,340	—
U.S. Ultra Bond 10-Year Note	(1,233)	12/2021	USD	(178,823,531)	3,446,864	—
U.S. Ultra Treasury Bond	(93)	12/2021	USD	(18,265,781)	90,034	—
Total					4,002,238	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2021, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $393,849,743, which represents 25.15% of total net assets.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2021.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2021, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Variable rate security. The interest rate shown was the current rate as of October 31, 2021.
(j)	Principal and interest may not be guaranteed by a governmental entity.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2021	19

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	The stated interest rate represents the weighted average interest rate at October 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	Represents a security purchased on a forward commitment basis.
(m)	The rate shown is the seven-day current annualized yield at October 31, 2021.
(n)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.072%
	10,464,850	289,183,473	(245,147,332)	—	54,500,991	—	22,267	54,506,441
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Corporate Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Financials	78,123	—	—	78,123
Total Common Stocks	78,123	—	—	78,123
Convertible Bonds	—	242,483	—	242,483
Corporate Bonds & Notes	—	1,452,355,515	9,525	1,452,365,040
Foreign Government Obligations	—	459,316	—	459,316
Senior Loans	—	2,621,447	—	2,621,447
U.S. Treasury Obligations	34,945,865	—	—	34,945,865
Money Market Funds	54,500,991	—	—	54,500,991
Total Investments in Securities	89,524,979	1,455,678,761	9,525	1,545,213,265
Investments in Derivatives
Asset
Futures Contracts	4,015,238	—	—	4,015,238
Liability
Futures Contracts	(3,045,612)	—	—	(3,045,612)
Total	90,494,605	1,455,678,761	9,525	1,546,182,891
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2021	21

Statement of Assets and Liabilities
October 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,462,948,268)	$1,490,712,274
Affiliated issuers (cost $54,500,815)	54,500,991
Cash	3,376
Margin deposits on:
Futures contracts	1,801,000
Receivable for:
Investments sold	25,667,327
Capital shares sold	3,054,304
Dividends	2,286
Interest	11,395,425
Foreign tax reclaims	61,276
Variation margin for futures contracts	279,433
Expense reimbursement due from Investment Manager	1,599
Prepaid expenses	16,112
Trustees’ deferred compensation plan	212,391
Other assets	24,212
Total assets	1,587,732,006
Liabilities
Payable for:
Investments purchased	2,705,451
Investments purchased on a delayed delivery basis	15,042,547
Capital shares purchased	626,883
Distributions to shareholders	2,984,296
Variation margin for futures contracts	268,889
Management services fees	21,051
Distribution and/or service fees	691
Transfer agent fees	114,130
Compensation of board members	11,784
Compensation of chief compliance officer	29
Other expenses	42,048
Trustees’ deferred compensation plan	212,391
Total liabilities	22,030,190
Net assets applicable to outstanding capital stock	$1,565,701,816
Represented by
Paid in capital	1,506,809,433
Total distributable earnings (loss)	58,892,383
Total - representing net assets applicable to outstanding capital stock	$1,565,701,816
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Corporate Income Fund | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
October 31, 2021 (Unaudited)
Class A
Net assets	$88,931,483
Shares outstanding	8,143,484
Net asset value per share	$10.92
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.46
Advisor Class
Net assets	$11,846,108
Shares outstanding	1,086,465
Net asset value per share	$10.90
Class C
Net assets	$3,754,329
Shares outstanding	343,875
Net asset value per share	$10.92
Institutional Class
Net assets	$435,350,831
Shares outstanding	39,870,435
Net asset value per share	$10.92
Institutional 2 Class
Net assets	$49,031,171
Shares outstanding	4,496,684
Net asset value per share	$10.90
Institutional 3 Class
Net assets	$976,787,894
Shares outstanding	89,494,811
Net asset value per share	$10.91
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2021	23

Statement of Operations
Six Months Ended October 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$22,267
Interest	21,216,807
Total income	21,239,074
Expenses:
Management services fees	3,858,723
Distribution and/or service fees
Class A	111,646
Class C	19,232
Transfer agent fees
Class A	68,629
Advisor Class	8,543
Class C	3,147
Institutional Class	333,659
Institutional 2 Class	14,509
Institutional 3 Class	26,241
Compensation of board members	16,742
Custodian fees	7,603
Printing and postage fees	15,037
Registration fees	55,245
Audit fees	14,750
Legal fees	14,124
Compensation of chief compliance officer	200
Other	13,944
Total expenses	4,581,974
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(358,651)
Fees waived by distributor
Class C	(2,837)
Fees waived by transfer agent
Institutional 2 Class	(203)
Institutional 3 Class	(8,380)
Expense reduction	(794)
Total net expenses	4,211,109
Net investment income	17,027,965
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	16,301,750
Futures contracts	339,533
Net realized gain	16,641,283
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	5,575,912
Futures contracts	(863,430)
Net change in unrealized appreciation (depreciation)	4,712,482
Net realized and unrealized gain	21,353,765
Net increase in net assets resulting from operations	$38,381,730
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Corporate Income Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations
Net investment income	$17,027,965	$30,385,975
Net realized gain	16,641,283	52,823,472
Net change in unrealized appreciation (depreciation)	4,712,482	(23,119,699)
Net increase in net assets resulting from operations	38,381,730	60,089,748
Distributions to shareholders
Net investment income and net realized gains
Class A	(845,230)	(5,331,630)
Advisor Class	(119,488)	(1,101,540)
Class C	(27,301)	(368,028)
Institutional Class	(4,658,282)	(31,133,094)
Institutional 2 Class	(579,959)	(545,291)
Institutional 3 Class	(11,266,504)	(42,137,931)
Total distributions to shareholders	(17,496,764)	(80,617,514)
Increase in net assets from capital stock activity	85,100,790	460,373,330
Total increase in net assets	105,985,756	439,845,564
Net assets at beginning of period	1,459,716,060	1,019,870,496
Net assets at end of period	$1,565,701,816	$1,459,716,060
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2021	25

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2021 (Unaudited)		April 30, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	370,122	4,052,307	2,697,195	30,058,077
Distributions reinvested	71,322	781,772	442,851	4,930,570
Redemptions	(514,871)	(5,640,464)	(1,261,240)	(14,061,169)
Net increase (decrease)	(73,427)	(806,385)	1,878,806	20,927,478
Advisor Class
Subscriptions	139,791	1,542,029	410,874	4,590,830
Distributions reinvested	8,759	95,884	85,525	953,153
Redemptions	(49,690)	(543,941)	(1,175,449)	(13,101,669)
Net increase (decrease)	98,860	1,093,972	(679,050)	(7,557,686)
Class C
Subscriptions	22,909	250,318	233,445	2,613,615
Distributions reinvested	2,408	26,391	31,893	355,172
Redemptions	(94,522)	(1,032,447)	(371,965)	(4,115,281)
Net decrease	(69,205)	(755,738)	(106,627)	(1,146,494)
Institutional Class
Subscriptions	3,200,847	35,177,556	21,574,553	239,072,587
Distributions reinvested	319,519	3,502,134	2,133,747	23,768,542
Redemptions	(3,685,180)	(40,393,974)	(17,252,995)	(191,452,395)
Net increase (decrease)	(164,814)	(1,714,284)	6,455,305	71,388,734
Institutional 2 Class
Subscriptions	1,040,134	11,437,116	4,076,722	43,998,512
Distributions reinvested	52,860	579,008	49,219	545,225
Redemptions	(1,173,810)	(12,900,349)	(125,903)	(1,385,958)
Net increase (decrease)	(80,816)	(884,225)	4,000,038	43,157,779
Institutional 3 Class
Subscriptions	12,309,742	133,474,942	36,922,199	409,476,388
Distributions reinvested	917,815	10,059,919	3,039,549	33,789,874
Redemptions	(5,032,125)	(55,367,411)	(9,856,703)	(109,662,743)
Net increase	8,195,432	88,167,450	30,105,045	333,603,519
Total net increase	7,906,030	85,100,790	41,653,517	460,373,330
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Corporate Income Fund | Semiannual Report 2021

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Columbia Corporate Income Fund | Semiannual Report 2021	27

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2021 (Unaudited)	$10.77	0.10	0.15	0.25	(0.10)	—	(0.10)
Year Ended 4/30/2021	$10.87	0.23	0.38	0.61	(0.24)	(0.47)	(0.71)
Year Ended 4/30/2020	$10.15	0.29	0.72	1.01	(0.29)	—	(0.29)
Year Ended 4/30/2019	$9.88	0.30	0.27	0.57	(0.30)	—	(0.30)
Year Ended 4/30/2018	$10.11	0.26	(0.23)	0.03	(0.26)	—	(0.26)
Year Ended 4/30/2017	$10.00	0.26	0.11	0.37	(0.26)	—	(0.26)
Advisor Class
Six Months Ended 10/31/2021 (Unaudited)	$10.76	0.11	0.15	0.26	(0.12)	—	(0.12)
Year Ended 4/30/2021	$10.85	0.27	0.37	0.64	(0.26)	(0.47)	(0.73)
Year Ended 4/30/2020	$10.14	0.32	0.71	1.03	(0.32)	—	(0.32)
Year Ended 4/30/2019	$9.87	0.33	0.27	0.60	(0.33)	—	(0.33)
Year Ended 4/30/2018	$10.10	0.28	(0.23)	0.05	(0.28)	—	(0.28)
Year Ended 4/30/2017	$9.99	0.28	0.11	0.39	(0.28)	—	(0.28)
Class C
Six Months Ended 10/31/2021 (Unaudited)	$10.77	0.07	0.15	0.22	(0.07)	—	(0.07)
Year Ended 4/30/2021	$10.86	0.17	0.38	0.55	(0.17)	(0.47)	(0.64)
Year Ended 4/30/2020	$10.15	0.23	0.71	0.94	(0.23)	—	(0.23)
Year Ended 4/30/2019	$9.88	0.24	0.27	0.51	(0.24)	—	(0.24)
Year Ended 4/30/2018	$10.11	0.20	(0.23)	(0.03)	(0.20)	—	(0.20)
Year Ended 4/30/2017	$10.00	0.20	0.11	0.31	(0.20)	—	(0.20)
Institutional Class
Six Months Ended 10/31/2021 (Unaudited)	$10.77	0.11	0.16	0.27	(0.12)	—	(0.12)
Year Ended 4/30/2021	$10.87	0.26	0.37	0.63	(0.26)	(0.47)	(0.73)
Year Ended 4/30/2020	$10.15	0.32	0.72	1.04	(0.32)	—	(0.32)
Year Ended 4/30/2019	$9.88	0.33	0.27	0.60	(0.33)	—	(0.33)
Year Ended 4/30/2018	$10.11	0.28	(0.23)	0.05	(0.28)	—	(0.28)
Year Ended 4/30/2017	$10.00	0.28	0.11	0.39	(0.28)	—	(0.28)
Institutional 2 Class
Six Months Ended 10/31/2021 (Unaudited)	$10.76	0.12	0.14	0.26	(0.12)	—	(0.12)
Year Ended 4/30/2021	$10.85	0.27	0.38	0.65	(0.27)	(0.47)	(0.74)
Year Ended 4/30/2020	$10.14	0.33	0.71	1.04	(0.33)	—	(0.33)
Year Ended 4/30/2019	$9.87	0.35	0.26	0.61	(0.34)	—	(0.34)
Year Ended 4/30/2018	$10.09	0.29	(0.22)	0.07	(0.29)	—	(0.29)
Year Ended 4/30/2017	$9.98	0.29	0.11	0.40	(0.29)	—	(0.29)
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Corporate Income Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2021 (Unaudited)	$10.92	2.35%	0.91%(c)	0.87%(c),(d)	1.84%(c)	35%	$88,931
Year Ended 4/30/2021	$10.77	5.47%	0.93%	0.88%(d)	2.10%	74%	$88,537
Year Ended 4/30/2020	$10.87	10.10%	0.95%	0.91%(d)	2.77%	91%	$68,880
Year Ended 4/30/2019	$10.15	5.93%	0.93%	0.91%(d)	3.07%	65%	$60,085
Year Ended 4/30/2018	$9.88	0.22%	0.95%	0.92%(d)	2.52%	78%	$63,283
Year Ended 4/30/2017	$10.11	3.72%	0.98%(e)	0.91%(d),(e)	2.56%	76%	$81,802
Advisor Class
Six Months Ended 10/31/2021 (Unaudited)	$10.90	2.39%	0.66%(c)	0.62%(c),(d)	2.09%(c)	35%	$11,846
Year Ended 4/30/2021	$10.76	5.83%	0.68%	0.63%(d)	2.38%	74%	$10,624
Year Ended 4/30/2020	$10.85	10.28%	0.70%	0.66%(d)	3.02%	91%	$18,086
Year Ended 4/30/2019	$10.14	6.20%	0.68%	0.66%(d)	3.32%	65%	$8,289
Year Ended 4/30/2018	$9.87	0.46%	0.70%	0.67%(d)	2.75%	78%	$9,009
Year Ended 4/30/2017	$10.10	3.98%	0.73%(e)	0.66%(d),(e)	2.81%	76%	$12,534
Class C
Six Months Ended 10/31/2021 (Unaudited)	$10.92	2.07%	1.60%(c)	1.42%(c),(d)	1.28%(c)	35%	$3,754
Year Ended 4/30/2021	$10.77	4.96%	1.68%	1.45%(d)	1.53%	74%	$4,450
Year Ended 4/30/2020	$10.86	9.35%	1.70%	1.51%(d)	2.17%	91%	$5,646
Year Ended 4/30/2019	$10.15	5.29%	1.68%	1.51%(d)	2.45%	65%	$5,045
Year Ended 4/30/2018	$9.88	(0.38%)	1.70%	1.52%(d)	1.92%	78%	$7,856
Year Ended 4/30/2017	$10.11	3.10%	1.73%(e)	1.51%(d),(e)	1.96%	76%	$10,543
Institutional Class
Six Months Ended 10/31/2021 (Unaudited)	$10.92	2.48%	0.66%(c)	0.62%(c),(d)	2.09%(c)	35%	$435,351
Year Ended 4/30/2021	$10.77	5.73%	0.68%	0.63%(d)	2.36%	74%	$431,331
Year Ended 4/30/2020	$10.87	10.37%	0.70%	0.66%(d)	3.02%	91%	$364,875
Year Ended 4/30/2019	$10.15	6.19%	0.68%	0.66%(d)	3.31%	65%	$579,312
Year Ended 4/30/2018	$9.88	0.47%	0.69%	0.66%(d)	2.78%	78%	$760,048
Year Ended 4/30/2017	$10.11	3.98%	0.73%(e)	0.66%(d),(e)	2.81%	76%	$586,861
Institutional 2 Class
Six Months Ended 10/31/2021 (Unaudited)	$10.90	2.44%	0.56%(c)	0.52%(c)	2.18%(c)	35%	$49,031
Year Ended 4/30/2021	$10.76	5.94%	0.58%	0.53%	2.45%	74%	$49,251
Year Ended 4/30/2020	$10.85	10.39%	0.58%	0.56%	3.13%	91%	$6,267
Year Ended 4/30/2019	$10.14	6.29%	0.59%	0.58%	3.52%	65%	$8,052
Year Ended 4/30/2018	$9.87	0.67%	0.59%	0.57%	2.86%	78%	$1,782
Year Ended 4/30/2017	$10.09	4.09%	0.57%(e)	0.55%(e)	2.92%	76%	$2,076
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2021	29

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2021 (Unaudited)	$10.77	0.12	0.15	0.27	(0.13)	—	(0.13)
Year Ended 4/30/2021	$10.86	0.28	0.38	0.66	(0.28)	(0.47)	(0.75)
Year Ended 4/30/2020	$10.15	0.33	0.72	1.05	(0.34)	—	(0.34)
Year Ended 4/30/2019	$9.88	0.34	0.27	0.61	(0.34)	—	(0.34)
Year Ended 4/30/2018	$10.11	0.30	(0.23)	0.07	(0.30)	—	(0.30)
Year Ended 4/30/2017	$10.00	0.29	0.12	0.41	(0.30)	—	(0.30)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
04/30/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Corporate Income Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2021 (Unaudited)	$10.91	2.46%	0.51%(c)	0.47%(c)	2.24%(c)	35%	$976,788
Year Ended 4/30/2021	$10.77	5.99%	0.52%	0.47%	2.49%	74%	$875,524
Year Ended 4/30/2020	$10.86	10.44%	0.53%	0.50%	3.17%	91%	$556,117
Year Ended 4/30/2019	$10.15	6.34%	0.53%	0.52%	3.44%	65%	$442,521
Year Ended 4/30/2018	$9.88	0.62%	0.53%	0.51%	2.93%	78%	$622,383
Year Ended 4/30/2017	$10.11	4.14%	0.54%(e)	0.51%(e)	2.91%	76%	$542,814
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2021	31

Notes to Financial Statements
October 31, 2021 (Unaudited)
Note 1. Organization
Columbia Corporate Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to other expenses on the Statement of Operations. All fee waivers and expense reimbursements by Columbia Management Investment Advisers, LLC and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
32	Columbia Corporate Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Corporate Income Fund | Semiannual Report 2021	33

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
34	Columbia Corporate Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,015,238*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,045,612*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	339,533
Total	339,533

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(863,430)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	288,674,215
Futures contracts — short	226,060,117

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2021.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
Columbia Corporate Income Fund | Semiannual Report 2021	35

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Corporate actions and dividend income are recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
36	Columbia Corporate Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2021 was 0.49% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Columbia Corporate Income Fund | Semiannual Report 2021	37

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective September 1, 2021 through August 31, 2023, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended October 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.06
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2021, these minimum account balance fees reduced total expenses of the Fund by $794.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
38	Columbia Corporate Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Effective September 1, 2021, the Distributor has reduced the distribution fee for Class C shares to 0.55% annually of the average daily net assets attributable to Class C shares. Prior to  September 1, 2021, the Distributor contractually waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.55% annually of the average daily net assets attributable to Class C shares. This arrangement could have been modified or terminated at the sole discretion of the Board of Trustees.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	38,196
Class C	—	1.00(b)	1,025

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2021 through August 31, 2023	Prior to September 1, 2021
Class A	0.87%	0.90%
Advisor Class	0.62	0.65
Class C	1.42	1.65
Institutional Class	0.62	0.65
Institutional 2 Class	0.52	0.52
Institutional 3 Class	0.47	0.47
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective September 1, 2021 through August 31, 2023, is the Transfer
Columbia Corporate Income Fund | Semiannual Report 2021	39

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Prior to September 1, 2021, Class C distribution fees waived by the Distributor, as discussed above, were in addition to the waiver/reimbursement commitment under the agreement. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,517,449,000	48,702,000	(19,968,000)	28,734,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $542,041,160 and $514,811,088, respectively, for the six months ended October 31, 2021, of which $9,984,766 and $14,576,418, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2021.
40	Columbia Corporate Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended October 31, 2021.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the
Columbia Corporate Income Fund | Semiannual Report 2021	41

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At October 31, 2021, affiliated shareholders of record owned 74.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
42	Columbia Corporate Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Corporate Income Fund | Semiannual Report 2021	43

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Corporate Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
44	Columbia Corporate Income Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Corporate Income Fund | Semiannual Report 2021	45

Approval of Management Agreement  (continued)

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
46	Columbia Corporate Income Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Corporate Income Fund | Semiannual Report 2021	47

Columbia Corporate Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR136_04_L01_(12/21)

SemiAnnual Report
October 31, 2021
Columbia Total Return Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Total Return Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Total Return Bond Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation.
Portfolio management
Jason Callan
Lead Portfolio Manager
Managed Fund since 2016
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2017
Alex Christensen, CFA
Portfolio Manager
Managed Fund since March 2021
Average annual total returns (%) (for the period ended October 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/31/00	0.39	3.02	4.43	3.89
	Including sales charges		-2.63	-0.06	3.80	3.57
Advisor Class*		11/08/12	0.51	3.25	4.71	4.14
Class C	Excluding sales charges	02/01/02	-0.02	2.22	3.66	3.16
	Including sales charges		-1.01	1.27	3.66	3.16
Institutional Class		12/05/78	0.52	3.25	4.70	4.15
Institutional 2 Class*		11/08/12	0.52	3.31	4.78	4.21
Institutional 3 Class*		11/08/12	0.54	3.36	4.83	4.26
Class R		01/23/06	0.24	2.74	4.18	3.63
Bloomberg U.S. Aggregate Bond Index			1.06	-0.48	3.10	3.00
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. Effective August 24, 2021, the Bloomberg Barclays U.S. Aggregate Bond Index was re-branded as the Bloomberg U.S. Aggregate Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Total Return Bond Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2021)
Asset-Backed Securities — Non-Agency	15.1
Commercial Mortgage-Backed Securities - Agency	0.3
Commercial Mortgage-Backed Securities - Non-Agency	6.5
Common Stocks	0.0(a)
Convertible Bonds	0.1
Corporate Bonds & Notes	24.1
Foreign Government Obligations	2.9
Money Market Funds	4.1
Options Purchased Calls	0.0(a)
Options Purchased Puts	0.3
Residential Mortgage-Backed Securities - Agency	13.7
Residential Mortgage-Backed Securities - Non-Agency	32.4
Senior Loans	0.1
U.S. Treasury Obligations	0.4
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2021)
AAA rating	18.0
AA rating	4.7
A rating	9.0
BBB rating	23.3
BB rating	17.9
B rating	7.3
CCC rating	1.4
CC rating	0.0(a)
Not rated	18.4
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Market exposure through derivatives investments (% of notional exposure) (at October 31, 2021)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	148.8	(48.5)	100.3
Foreign Currency Derivative Contracts	—	(0.3)	(0.3)
Total Notional Market Value of Derivative Contracts	148.8	(48.8)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

4	Columbia Total Return Bond Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2021 — October 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,003.90	1,021.24	3.70	3.73	0.74
Advisor Class	1,000.00	1,000.00	1,005.10	1,022.49	2.45	2.47	0.49
Class C	1,000.00	1,000.00	999.80	1,017.50	7.43	7.49	1.49
Institutional Class	1,000.00	1,000.00	1,005.20	1,022.49	2.45	2.47	0.49
Institutional 2 Class	1,000.00	1,000.00	1,005.20	1,022.79	2.15	2.17	0.43
Institutional 3 Class	1,000.00	1,000.00	1,005.40	1,023.04	1.90	1.92	0.38
Class R	1,000.00	1,000.00	1,002.40	1,020.00	4.94	4.99	0.99
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Total Return Bond Fund | Semiannual Report 2021	5

Portfolio of Investments
October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 16.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-4 Class E
12/14/2026	3.650%	6,970,000	7,166,132
Subordinated Series 2018-1 Class F
12/10/2024	6.550%	10,100,000	10,178,781
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	1.474%	7,780,000	7,780,506
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	1.624%	2,250,000	2,253,469
Avant Loans Funding Trust(a)
Series 2020-REV1 Class A
05/15/2029	2.170%	8,640,000	8,662,170
Series 2020-REV1 Class B
05/15/2029	2.680%	5,600,000	5,610,041
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class DR
3-month USD LIBOR + 3.250% Floor 3.250% 10/23/2034	3.450%	8,250,000	8,251,691
Series 2020-4A Class D
3-month USD LIBOR + 4.250% Floor 4.250% 10/20/2033	4.382%	3,750,000	3,784,804
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.600% 04/20/2031	1.732%	2,575,000	2,575,054
Carlyle Global Market Strategies CLO(a),(b)
Series 2016-3A Class ERR
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	7.148%	5,000,000	4,992,975
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.532%	3,810,000	3,787,087
Carlyle US CLO Ltd.(a),(b)
Series 2020-2A Class C
3-month USD LIBOR + 4.000% Floor 4.000% 10/25/2031	4.174%	5,975,000	5,985,116
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	1.732%	9,300,000	9,300,000
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.475%	7,000,000	7,000,217
Series 2020-83A Class D
3-month USD LIBOR + 3.500% Floor 3.500% 01/18/2032	3.622%	4,000,000	4,005,780
Enva LLC(a)
Subordinated Series 2018-A Class B
05/20/2026	7.370%	277,179	278,323
ENVA LLC(a)
Series 2019-A Class B
06/22/2026	6.170%	940,168	943,451
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class E
08/17/2026	3.440%	6,300,000	6,507,407
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	6,000,000	5,958,394
FREED ABS Trust(a)
Series 2019-1 Class C
06/18/2026	5.390%	6,300,000	6,389,982
Subordinated Series 2019-2 Class C
11/18/2026	4.860%	3,300,000	3,369,354
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-3A Class E
07/15/2027	4.310%	1,450,000	1,511,037
Goldentree Loan Management US CLO 10 Ltd.(a),(b)
Series 2021-10A Class D
3-month USD LIBOR + 3.050% Floor 3.050% 07/20/2034	3.182%	12,750,000	12,756,388
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	1.472%	5,000,000	5,000,215
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	1,902,511	1,931,894
Series 2019-2 Class A
08/15/2025	4.000%	2,409,715	2,441,513
Series 2019-3 Class A
10/15/2025	3.750%	2,880,411	2,916,398
Series 2019-7 Class A
01/15/2027	3.750%	2,863,682	2,884,905
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Total Return Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-1 Class A
01/16/2046	3.500%	2,213,183	2,224,863
Series 2020-2 Class A
02/15/2046	3.600%	1,912,624	1,924,716
Series 2020-T1 Class A
02/15/2046	3.500%	2,505,157	2,509,424
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-JPSL Class R
02/15/2025	0.000%	50,000	1,283,500
Lendingpoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	9,769,387	9,767,617
LendingPoint Asset Securitization Trust(a)
Series 2021-1 Class A
04/15/2027	1.750%	9,759,579	9,795,881
LendingPoint Asset Securitization Trust(a),(c),(e)
Subordinated Series 2021-1 Class B
04/15/2027	2.853%	5,050,000	5,060,100
LL ABS Trust(a)
Series 2020-1A Class A
01/17/2028	2.330%	1,885,298	1,893,288
Series 2021-1A Class A
05/15/2029	1.070%	5,414,188	5,396,337
LP LMS Asset Securitization Trust(a),(c),(e)
Series 2021-2A Class A
01/15/2029	1.750%	12,829,440	12,809,394
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	3.838%	5,000,000	5,003,290
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class D
3-month USD LIBOR + 4.000% Floor 4.000% 01/19/2034	4.246%	6,800,000	6,895,649
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.882%	9,875,000	9,877,469
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	1.482%	14,000,000	13,966,050
Marlette Funding Trust(a)
Series 2019-1A Class B
04/16/2029	3.940%	2,234,986	2,242,724
Series 2020-2A Class D
09/16/2030	4.650%	2,000,000	2,092,476
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-1A Class B
06/16/2031	1.000%	3,950,000	3,947,395
Subordinated Series 2020-2A Class C
09/16/2030	2.830%	3,550,000	3,612,446
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class D
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	3.214%	8,750,000	8,745,406
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	1.532%	9,350,000	9,311,226
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	1.578%	22,000,000	22,013,794
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	15,100,000	15,107,262
Subordinated Series 2021-B Class B
05/08/2031	1.960%	3,100,000	3,099,020
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.378%	1,000,000	992,312
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.582%	11,475,000	11,430,431
Pagaya AI Debt Selection Trust(a),(e)
Series 2019-1 Class A
06/15/2026	3.690%	77,660	77,757
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	2,312,171	2,331,156
Series 2021-2 Class NOTE
01/25/2029	3.000%	11,045,125	11,015,797
Series 2021-3 Class A
05/15/2029	1.150%	24,000,000	23,963,304
Series 2021-HG1 Class A
01/16/2029	1.220%	6,866,003	6,854,942
Subordinated Series 2020-3 Class C
05/17/2027	6.430%	8,300,000	8,599,032
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	6,200,000	6,142,687

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	1,612,964	1,613,698
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/15/2029	2.000%	15,000,000	15,002,250
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	11,491,889	11,514,365
Prosper Pass-Through Trust(a),(e)
Series 2019-ST2 Class A
11/15/2025	3.750%	2,010,402	2,020,454
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	7,100,000	7,100,000
Rockland Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 04/20/2034	1.252%	23,000,000	23,023,736
RR 1 LLC(a),(b)
Series 2017-1A Class D1B
3-month USD LIBOR + 6.350% Floor 6.350% 07/15/2035	6.474%	5,000,000	5,000,630
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	1.494%	5,828,571	5,825,762
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	2,388,280	2,394,059
Series 2020-1A Class B
10/15/2026	3.950%	3,000,000	3,048,515
Series 2021-1A Class A
12/15/2027	1.210%	13,758,034	13,733,746
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	4,102,968	4,136,392
Series 2021-ST4 Class A
07/20/2027	2.000%	8,434,285	8,393,534
Series 2021-ST5 Class A
07/20/2027	2.000%	8,036,908	7,997,252
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	7,321,096	7,389,267
Series 2021-4 Class A
09/20/2031	0.840%	15,750,000	15,692,109
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	7,810,000	7,725,984
Voya CLO Ltd.(a),(b)
Series 2021-1A Class D
3-month USD LIBOR + 3.150% Floor 3.150% 07/15/2034	3.261%	8,350,000	8,352,630
Series 2021-2A Class E
3-month USD LIBOR + 6.600% Floor 6.600% 10/20/2034	6.900%	4,724,403	4,725,343
Total Asset-Backed Securities — Non-Agency (Cost $527,229,603)			528,899,555

Commercial Mortgage-Backed Securities - Agency 0.3%

FRESB Mortgage Trust(f)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	5,408,721	5,611,374
Government National Mortgage Association(f),(g)
Series 2019-147 Class IO
06/16/2061	0.542%	66,296,194	3,551,799
Total Commercial Mortgage-Backed Securities - Agency (Cost $11,391,930)			9,163,173

Commercial Mortgage-Backed Securities - Non-Agency 7.1%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,397,304	1,458,108
BAMLL Commercial Mortgage Securities Trust(a),(f)
Series 2013-WBRK Class A
03/10/2037	3.652%	3,000,000	3,143,204
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	2.040%	7,730,000	7,401,013
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	2.340%	4,790,000	4,680,872
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.040%	1,750,000	1,684,374
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.630%	1,800,000	1,750,347

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Total Return Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	1.930%	1,600,000	1,587,947
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class C
1-month USD LIBOR + 1.900% Floor 1.900% 07/15/2035	1.991%	7,700,000	7,675,949
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.491%	6,850,000	6,609,594
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.891%	3,100,000	3,094,343
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	2.510%	5,900,000	5,859,459
Series 2018-GW Class G
1-month USD LIBOR + 2.920% Floor 2.920% 05/15/2035	3.010%	2,160,000	2,143,826
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.677%	4,361,000	4,317,419
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	1.977%	3,801,000	3,753,526
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	2,850,000	2,863,667
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	1.490%	3,000,000	2,999,063
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.590%	5,000,000	4,998,438
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.340%	2,000,000	1,999,375
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.090%	11,500,000	11,496,406
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	1.219%	5,000,000	4,999,986
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.811%	8,500,000	8,425,698
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.493% Floor 3.333% 11/15/2023	3.583%	7,618,177	7,655,093
COMM Mortgage Trust(a),(f)
Series 2020-CBM Class E
02/10/2037	3.633%	4,850,000	4,736,795
Subordinated Series 2020-CX Class D
11/10/2046	2.684%	5,600,000	5,478,982
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	3.831%	6,392,000	6,394,151
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	1,400,000	1,315,430
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	8,285,000	7,405,241
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,750,000	5,937,342
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	2.340%	13,479,872	13,505,124
Hilton USA Trust(a),(f)
Series 2016-HHV Class F
11/05/2038	4.194%	2,500,000	2,479,211
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	5,500,000	5,510,883
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.283%	6,200,000	5,924,817

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	5,265,000	5,303,925
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,750,000	8,880,840
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	1,400,000	1,416,049
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	1,225,000	1,235,127
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	765,000	773,478
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	2,800,000	2,930,837
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	1.240%	19,000,000	19,006,017
Subordinated Series 2021-555 Class C
1-month USD LIBOR + 1.800% Floor 1.800% 05/15/2038	1.890%	7,500,000	7,509,365
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	1.340%	4,800,000	4,778,984
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	2.990%	5,737,000	5,589,818
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.750% 12/15/2034	0.965%	4,555,000	4,549,565
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	1.290%	6,250,000	6,249,998
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $224,686,323)			227,509,686
Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(h)	4,518	198,069
WMI Holdings Corp. Escrow(c),(e),(h)	2,725	—
Total		198,069
Total Financials		198,069
Industrials 0.0%
Airlines 0.0%
United Airlines Holdings, Inc.(h)	1,493	68,887
Total Industrials		68,887
Total Common Stocks (Cost $1,511,077)		266,956

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.1%
BBVA Bancomer SA(a),(i)
Subordinated
11/12/2029	5.350%	1,405,000	1,470,843
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	440,000	448,288
Total Convertible Bonds (Cost $1,826,028)			1,919,131

Corporate Bonds & Notes 26.5%

Aerospace & Defense 0.6%
Boeing Co. (The)
05/01/2060	5.930%	5,000,000	7,032,225
Bombardier, Inc.(a)
12/01/2024	7.500%	589,000	613,127
04/15/2027	7.875%	563,000	585,502
Moog, Inc.(a)
12/15/2027	4.250%	229,000	235,940
Northrop Grumman Corp.
01/15/2028	3.250%	3,490,000	3,757,158
TransDigm, Inc.(a)
12/15/2025	8.000%	394,000	419,071
03/15/2026	6.250%	2,697,000	2,817,124
TransDigm, Inc.
06/15/2026	6.375%	993,000	1,027,378
03/15/2027	7.500%	73,000	76,683
11/15/2027	5.500%	457,000	468,563
01/15/2029	4.625%	75,000	74,524

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Total Return Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/2029	4.875%	906,000	909,017
United Technologies Corp.
11/16/2028	4.125%	2,270,000	2,572,578
Total			20,588,890
Airlines 0.1%
Air Canada(a)
08/15/2026	3.875%	647,000	655,528
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	1,257,000	1,318,171
04/20/2029	5.750%	192,066	206,728
Delta Air Lines, Inc.
01/15/2026	7.375%	380,000	446,744
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	657,100	689,955
United Airlines, Inc.(a)
04/15/2026	4.375%	320,000	331,336
04/15/2029	4.625%	357,000	368,152
Total			4,016,614
Automotive 0.4%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	494,000	507,598
04/01/2027	6.500%	29,000	30,283
Clarios Global LP(a)
05/15/2025	6.750%	118,000	124,268
Ford Motor Co.
04/21/2023	8.500%	50,000	54,790
04/22/2025	9.000%	446,000	536,365
04/22/2030	9.625%	15,000	21,610
07/16/2031	7.450%	370,000	489,566
Ford Motor Credit Co. LLC
03/18/2024	5.584%	1,014,000	1,092,531
09/08/2024	3.664%	934,000	968,976
11/13/2025	3.375%	1,019,000	1,047,126
01/09/2027	4.271%	630,000	668,526
08/17/2027	4.125%	540,000	572,036
02/16/2028	2.900%	329,000	326,252
IAA Spinco, Inc.(a)
06/15/2027	5.500%	740,000	770,633
Jaguar Land Rover Automotive PLC(a)
07/15/2029	5.500%	486,000	468,956
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	2,164,000	2,174,178
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	987,000	1,032,703
05/15/2027	8.500%	592,000	629,173
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	168,000	172,473
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenneco, Inc.(a)
01/15/2029	7.875%	618,000	675,684
04/15/2029	5.125%	347,000	343,867
Total			12,707,594
Banking 3.3%
Bank of America Corp.(i)
07/23/2031	1.898%	18,920,000	18,077,998
Citigroup, Inc.(i)
06/03/2031	2.572%	4,815,000	4,850,981
05/01/2032	2.561%	2,061,000	2,066,647
Citigroup, Inc.(i),(j)
11/03/2032	2.520%	2,575,000	2,565,504
Goldman Sachs Group, Inc. (The)(i)
05/01/2029	4.223%	5,310,000	5,947,892
07/21/2032	2.383%	7,956,000	7,821,004
HSBC Holdings PLC(i)
05/24/2032	2.804%	9,615,000	9,681,780
JPMorgan Chase & Co.(i)
10/15/2030	2.739%	4,175,000	4,287,306
04/22/2032	2.580%	24,598,000	24,774,724
Morgan Stanley(i)
07/21/2032	2.239%	7,626,000	7,445,346
10/20/2032	2.511%	3,999,000	3,991,148
Washington Mutual Bank(c),(e),(k)
Subordinated
01/15/2015	0.000%	27,379,000	41,069
Wells Fargo & Co.(i)
10/30/2030	2.879%	1,254,000	1,299,412
02/11/2031	2.572%	11,516,000	11,647,239
Total			104,498,050
Brokerage/Asset Managers/Exchanges 0.1%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	46,000	51,101
AG Issuer LLC(a)
03/01/2028	6.250%	45,000	46,925
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	260,000	269,255
Hightower Holding LLC(a)
04/15/2029	6.750%	669,000	684,172
NFP Corp.(a)
08/15/2028	4.875%	659,000	669,081
08/15/2028	6.875%	1,201,000	1,221,248
Total			2,941,782
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	445,000	452,731

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	689,000	714,017
05/15/2029	4.125%	424,000	419,458
Cemex SAB de CV(a)
11/19/2029	5.450%	8,704,000	9,423,842
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	256,000	247,658
Interface, Inc.(a)
12/01/2028	5.500%	197,000	205,564
James Hardie International Finance DAC(a)
01/15/2028	5.000%	250,000	261,396
SRS Distribution, Inc.(a)
07/01/2028	4.625%	331,000	338,697
07/01/2029	6.125%	644,000	662,443
White Cap Buyer LLC(a)
10/15/2028	6.875%	389,000	402,170
Total			13,127,976
Cable and Satellite 1.1%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	396,000	410,810
06/01/2029	5.375%	233,000	250,420
03/01/2030	4.750%	862,000	890,988
08/15/2030	4.500%	1,694,000	1,723,800
02/01/2031	4.250%	288,000	286,589
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	5,267,000	5,310,758
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	1,980,000	2,396,750
06/30/2062	3.950%	4,662,000	4,578,222
CSC Holdings LLC
06/01/2024	5.250%	871,000	915,610
CSC Holdings LLC(a)
02/01/2028	5.375%	952,000	981,169
01/15/2030	5.750%	598,000	589,508
12/01/2030	4.125%	1,399,000	1,339,905
12/01/2030	4.625%	358,000	328,091
02/15/2031	3.375%	359,000	326,855
11/15/2031	5.000%	237,000	220,140
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	347,000	360,137
DISH DBS Corp.
07/15/2022	5.875%	739,000	758,306
07/01/2026	7.750%	867,000	965,036
06/01/2029	5.125%	1,222,000	1,176,856
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	257,000	261,171
09/15/2028	6.500%	1,330,000	1,330,915
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	611,000	612,391
08/01/2027	5.000%	347,000	362,623
07/01/2030	4.125%	363,000	361,384
Videotron Ltd.(a)
06/15/2029	3.625%	6,376,000	6,422,464
Virgin Media Finance PLC(a)
07/15/2030	5.000%	805,000	800,665
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	469,000	494,113
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	555,000	561,368
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	335,000	346,168
Ziggo BV(a)
01/15/2027	5.500%	222,000	228,938
01/15/2030	4.875%	730,000	741,456
Total			36,333,606
Chemicals 0.3%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	328,000	312,070
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	607,000	627,079
Element Solutions, Inc.(a)
09/01/2028	3.875%	618,000	617,742
HB Fuller Co.
10/15/2028	4.250%	188,000	191,063
Herens Holdco Sarl(a)
05/15/2028	4.750%	468,000	464,578
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	829,000	898,213
INEOS Group Holdings SA(a)
08/01/2024	5.625%	366,000	366,383
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	739,000	735,503
Ingevity Corp.(a)
11/01/2028	3.875%	494,000	485,937
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	454,000	490,738
Iris Holdings, Inc.(a),(l)
02/15/2026	8.750%	279,000	283,369
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	140,000	144,387
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	568,000	559,083
10/01/2029	6.250%	282,000	281,194

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Total Return Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Phosagro OAO Via Phosagro Bond Funding DAC(a)
11/03/2021	3.950%	304,000	304,155
SPCM SA(a)
03/15/2027	3.125%	282,000	281,117
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	284,000	284,129
09/30/2029	7.500%	160,000	159,073
WR Grace Holdings LLC(a)
06/15/2027	4.875%	561,000	569,852
08/15/2029	5.625%	1,202,000	1,212,149
Total			9,267,814
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	806,000	802,975
Herc Holdings, Inc.(a)
07/15/2027	5.500%	129,000	134,619
NESCO Holdings II, Inc.(a)
04/15/2029	5.500%	373,000	381,297
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	183,000	186,660
United Rentals North America, Inc.
05/15/2027	5.500%	361,000	378,313
02/15/2031	3.875%	194,000	195,344
01/15/2032	3.750%	302,000	301,402
Total			2,380,610
Consumer Cyclical Services 0.2%
APX Group, Inc.(a)
07/15/2029	5.750%	384,000	380,637
Arches Buyer, Inc.(a)
06/01/2028	4.250%	155,000	156,190
12/01/2028	6.125%	93,000	94,048
ASGN, Inc.(a)
05/15/2028	4.625%	398,000	411,030
Match Group, Inc.(a)
06/01/2028	4.625%	97,000	100,863
02/15/2029	5.625%	79,000	85,324
Staples, Inc.(a)
04/15/2026	7.500%	334,000	338,253
04/15/2027	10.750%	28,000	26,729
Uber Technologies, Inc.(a)
05/15/2025	7.500%	688,000	733,181
01/15/2028	6.250%	200,000	214,655
08/15/2029	4.500%	2,218,000	2,234,482
Total			4,775,392
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.3%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	337,000	356,936
Energizer Holdings, Inc.(a)
03/31/2029	4.375%	382,000	366,008
Mattel, Inc.(a)
04/01/2026	3.375%	247,000	254,641
12/15/2027	5.875%	446,000	480,361
04/01/2029	3.750%	765,000	794,883
Mattel, Inc.
11/01/2041	5.450%	28,000	33,144
Newell Brands, Inc.
06/01/2025	4.875%	371,000	406,205
04/01/2046	6.000%	3,600,000	4,518,984
Prestige Brands, Inc.(a)
01/15/2028	5.125%	214,000	223,891
04/01/2031	3.750%	255,000	246,514
Scotts Miracle-Gro Co. (The)(a)
02/01/2032	4.375%	636,000	639,619
Spectrum Brands, Inc.
07/15/2025	5.750%	202,000	207,139
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	247,000	242,557
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	332,000	329,055
Total			9,099,937
Diversified Manufacturing 0.7%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	314,000	318,738
Carrier Global Corp.
04/05/2040	3.377%	2,257,000	2,358,647
04/05/2050	3.577%	2,087,000	2,255,380
CFX Escrow Corp.(a)
02/15/2026	6.375%	349,000	363,833
Gates Global LLC/Co.(a)
01/15/2026	6.250%	876,000	905,973
General Electric Co.
03/15/2032	6.750%	2,438,000	3,373,493
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	3.446%	8,115,000	7,912,259
Madison IAQ LLC(a)
06/30/2028	4.125%	741,000	736,721
06/30/2029	5.875%	792,000	785,943
Resideo Funding, Inc.(a)
09/01/2029	4.000%	573,000	547,736

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	282,000	304,760
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	340,000	346,553
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	1,621,000	1,724,502
06/15/2028	7.250%	346,000	381,992
Total			22,316,530
Electric 2.6%
AEP Texas, Inc.
01/15/2050	3.450%	2,995,000	3,165,033
Appalachian Power Co.
05/15/2044	4.400%	4,045,000	4,771,324
Calpine Corp.(a)
06/01/2026	5.250%	131,000	134,757
02/15/2028	4.500%	1,125,000	1,139,344
03/15/2028	5.125%	293,000	292,269
02/01/2031	5.000%	92,000	90,136
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	744,000	786,684
02/15/2031	3.750%	1,511,000	1,508,055
01/15/2032	3.750%	287,000	285,102
CMS Energy Corp.
03/01/2024	3.875%	523,000	553,526
11/15/2025	3.600%	260,000	278,895
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	1,265,000	1,433,570
DTE Energy Co.
10/01/2026	2.850%	8,462,000	8,882,683
Duke Energy Corp.
09/01/2046	3.750%	7,000,000	7,629,381
Emera US Finance LP
06/15/2046	4.750%	6,290,000	7,565,643
Eversource Energy
01/15/2028	3.300%	3,472,000	3,739,254
Georgia Power Co.
03/15/2042	4.300%	1,215,000	1,406,494
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	200,000	201,264
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	988,000	1,045,349
09/15/2027	4.500%	240,000	257,064
NRG Energy, Inc.
01/15/2028	5.750%	15,000	15,907
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(a)
02/15/2029	3.375%	270,000	263,992
06/15/2029	5.250%	1,142,000	1,214,576
02/15/2031	3.625%	650,000	633,078
02/15/2032	3.875%	5,545,000	5,433,800
Pacific Gas and Electric Co.
07/01/2050	4.950%	8,380,000	9,278,226
PacifiCorp
02/15/2050	4.150%	2,080,000	2,512,579
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	132,000	136,517
PG&E Corp.
07/01/2028	5.000%	80,000	83,169
07/01/2030	5.250%	649,000	678,263
Southern Co. (The)
07/01/2046	4.400%	3,188,000	3,802,252
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	79,000	84,416
01/15/2030	4.750%	494,000	512,267
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	70,003
02/15/2027	5.625%	209,000	215,365
07/31/2027	5.000%	712,000	729,020
05/01/2029	4.375%	450,000	444,295
WEC Energy Group, Inc.
10/15/2027	1.375%	3,345,000	3,249,937
Xcel Energy, Inc.
06/15/2028	4.000%	1,588,000	1,778,687
12/01/2029	2.600%	1,414,000	1,457,499
06/01/2030	3.400%	6,370,000	6,911,981
Total			84,671,656
Environmental 0.2%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	262,000	270,166
08/01/2025	3.750%	1,266,000	1,301,705
12/15/2026	5.125%	407,000	426,197
08/01/2028	4.000%	343,000	334,997
09/01/2028	3.500%	445,000	443,081
06/15/2029	4.750%	749,000	756,281
08/15/2029	4.375%	448,000	444,352
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,375,000	1,361,563
Total			5,338,342
Finance Companies 0.7%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	8,451,000	10,290,335
Global Aircraft Leasing Co., Ltd.(a),(l)
09/15/2024	6.500%	216,909	210,509

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Total Return Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
06/15/2022	6.500%	602,000	618,915
01/25/2023	5.500%	225,000	235,032
06/15/2026	6.750%	235,000	259,210
03/15/2028	4.875%	256,000	257,040
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	618,000	621,531
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	471,000	467,631
03/01/2031	3.875%	555,000	548,113
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	7,678,000	7,568,598
SLM Corp.
10/29/2025	4.200%	245,000	259,083
Springleaf Finance Corp.
03/15/2024	6.125%	502,000	533,923
03/15/2025	6.875%	181,000	202,370
06/01/2025	8.875%	57,000	61,649
Total			22,133,939
Food and Beverage 2.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	13,543,000	17,273,036
Bacardi Ltd.(a)
05/15/2048	5.300%	8,600,000	11,506,417
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,399,000	1,434,063
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	971,000	1,031,625
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	223,000	244,185
12/01/2031	3.750%	362,000	370,509
Kraft Heinz Foods Co.
06/01/2046	4.375%	7,724,000	9,015,131
Lamb Weston Holdings, Inc.(a),(j)
01/31/2030	4.125%	627,000	627,734
01/31/2032	4.375%	626,000	626,846
MHP SE(a)
05/10/2024	7.750%	581,000	627,493
Mondelez International, Inc.
04/13/2030	2.750%	4,715,000	4,908,852
Performance Food Group, Inc.(a)
05/01/2025	6.875%	433,000	456,989
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	491,000	517,499
04/15/2031	4.250%	1,454,000	1,534,347
03/01/2032	3.500%	7,550,000	7,600,033
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,241,000	1,287,735
01/15/2028	5.625%	92,000	95,990
04/15/2030	4.625%	624,000	627,746
09/15/2031	4.500%	832,000	816,609
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	450,000	446,200
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	317,000	320,147
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	638,000	637,568
US Foods, Inc.(a)
04/15/2025	6.250%	563,000	590,910
02/15/2029	4.750%	585,000	592,124
Total			63,189,788
Gaming 0.4%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	47,000	50,835
06/15/2031	4.750%	739,000	760,783
Boyd Gaming Corp.
12/01/2027	4.750%	332,000	341,962
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	996,000	1,001,944
CCM Merger, Inc.(a)
05/01/2026	6.375%	133,000	140,012
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	428,000	449,637
07/01/2025	6.250%	1,442,000	1,517,868
07/01/2027	8.125%	646,000	723,776
International Game Technology PLC(a)
02/15/2025	6.500%	568,000	631,217
04/15/2026	4.125%	293,000	302,717
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	413,000	444,536
02/15/2029	3.875%	130,000	137,686
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	538,000	583,749
02/01/2027	5.750%	223,000	254,596
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	607,000	612,529
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	373,000	365,722
Scientific Games International, Inc.(a)
07/01/2025	8.625%	182,000	196,722
10/15/2025	5.000%	1,979,000	2,038,883
03/15/2026	8.250%	819,000	869,121
05/15/2028	7.000%	88,000	95,064
11/15/2029	7.250%	603,000	681,514

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	495,000	504,356
12/01/2026	4.250%	358,000	371,011
02/15/2027	3.750%	106,000	108,929
12/01/2029	4.625%	55,000	58,735
08/15/2030	4.125%	85,000	89,226
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	137,000	139,380
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	260,000	273,938
10/01/2029	5.125%	165,000	165,907
Total			13,912,355
Health Care 1.3%
180 Medical, Inc.(a)
10/15/2029	3.875%	200,000	201,253
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	290,000	303,931
04/15/2029	5.000%	499,000	509,057
AdaptHealth LLC(a)
03/01/2030	5.125%	1,020,000	1,025,771
Avantor Funding, Inc.(a)
07/15/2028	4.625%	485,000	503,236
11/01/2029	3.875%	1,275,000	1,276,695
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.148%	4,916,000	4,941,360
Becton Dickinson and Co.
06/06/2024	3.363%	907,000	956,339
02/11/2031	1.957%	2,710,000	2,625,961
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	158,000	154,220
04/01/2030	3.500%	382,000	379,086
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	390,000	393,373
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	42,000	43,383
03/15/2029	3.750%	215,000	217,160
03/15/2031	4.000%	172,000	177,989
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	438,000	457,202
03/15/2026	8.000%	392,000	414,118
03/15/2027	5.625%	129,000	135,025
04/15/2029	6.875%	627,000	644,977
CVS Health Corp.
03/25/2048	5.050%	8,650,000	11,377,869
Encompass Health Corp.
02/01/2028	4.500%	422,000	429,674
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
02/01/2025	5.375%	1,273,000	1,416,101
09/01/2028	5.625%	223,000	262,257
02/01/2029	5.875%	873,000	1,039,075
09/01/2030	3.500%	529,000	557,015
Hill-Rom Holdings, Inc.(a)
09/15/2027	4.375%	274,000	284,957
Hologic, Inc.(a)
02/15/2029	3.250%	170,000	168,752
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	281,000	283,830
IQVIA, Inc.(a)
10/15/2026	5.000%	970,000	998,089
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	1,492,000	1,553,449
06/15/2028	5.000%	166,000	178,346
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	287,000	291,703
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	104,000	109,206
02/01/2028	7.250%	23,000	24,500
Radiology Partners, Inc.(a)
02/01/2028	9.250%	186,000	197,226
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	417,000	417,276
Select Medical Corp.(a)
08/15/2026	6.250%	1,751,000	1,832,617
Syneos Health, Inc.(a)
01/15/2029	3.625%	159,000	156,954
Teleflex, Inc.(a)
06/01/2028	4.250%	386,000	396,764
Tenet Healthcare Corp.
07/15/2024	4.625%	507,000	513,693
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	366,000	388,359
01/01/2026	4.875%	220,000	226,214
02/01/2027	6.250%	578,000	600,315
11/01/2027	5.125%	774,000	809,254
06/15/2028	4.625%	69,000	71,817
10/01/2028	6.125%	834,000	875,869
Total			40,821,317
Healthcare Insurance 0.1%
Centene Corp.
12/15/2029	4.625%	916,000	989,428
10/15/2030	3.000%	752,000	764,160
Total			1,753,588

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Total Return Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.1%
Meritage Homes Corp.
06/01/2025	6.000%	277,000	310,298
Meritage Homes Corp.(a)
04/15/2029	3.875%	618,000	640,206
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	70,000	70,556
04/01/2029	4.750%	346,000	349,225
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	84,000	92,439
08/01/2030	5.125%	514,000	547,348
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	284,000	297,121
TRI Pointe Group, Inc.
06/15/2028	5.700%	144,000	156,575
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	143,000	157,906
Total			2,621,674
Independent Energy 2.2%
Apache Corp.
11/15/2025	4.625%	152,000	163,698
11/15/2027	4.875%	427,000	464,516
01/15/2030	4.250%	1,168,000	1,243,582
09/01/2040	5.100%	2,110,000	2,363,938
02/01/2042	5.250%	337,000	379,326
04/15/2043	4.750%	365,000	402,067
01/15/2044	4.250%	193,000	198,409
Callon Petroleum Co.
10/01/2024	6.125%	71,000	69,808
07/01/2026	6.375%	920,000	883,660
Callon Petroleum Co.(a)
08/01/2028	8.000%	400,000	403,015
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,825,000	1,979,053
06/30/2033	6.450%	855,000	1,114,472
CNX Resources Corp.(a)
03/14/2027	7.250%	595,000	631,818
01/15/2029	6.000%	453,000	478,030
Comstock Resources, Inc.(a)
03/01/2029	6.750%	284,000	305,224
01/15/2030	5.875%	286,000	297,482
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	648,000	663,096
05/01/2029	5.000%	223,000	229,868
Devon Energy Corp.(a)
06/15/2028	5.875%	67,000	73,462
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	202,000	213,026
01/30/2028	5.750%	213,000	223,569
Energuate Trust(a)
05/03/2027	5.875%	1,810,000	1,851,175
EQT Corp.
10/01/2027	3.900%	706,000	752,647
01/15/2029	5.000%	259,000	288,082
EQT Corp.(i)
02/01/2030	7.500%	149,000	190,802
EQT Corp.(a)
05/15/2031	3.625%	321,000	328,139
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	22,000	22,571
02/01/2029	5.750%	264,000	269,005
02/01/2031	6.000%	282,000	289,599
Matador Resources Co.
09/15/2026	5.875%	627,000	647,034
Newfield Exploration Co.
01/01/2026	5.375%	222,000	246,942
Occidental Petroleum Corp.
07/15/2025	8.000%	213,000	251,963
08/15/2029	3.500%	2,060,000	2,090,548
09/01/2030	6.625%	896,000	1,097,946
01/01/2031	6.125%	2,894,000	3,462,185
09/15/2036	6.450%	8,835,000	11,259,147
03/15/2040	6.200%	672,000	813,078
07/15/2044	4.500%	1,650,000	1,665,893
06/15/2045	4.625%	4,150,000	4,277,160
03/15/2046	6.600%	12,797,000	16,399,378
04/15/2046	4.400%	8,025,000	8,122,129
08/15/2049	4.400%	1,272,000	1,271,461
SM Energy Co.
01/15/2027	6.625%	97,000	100,210
07/15/2028	6.500%	254,000	266,677
Southwestern Energy Co.(a)
02/01/2029	5.375%	214,000	225,306
Total			68,970,196
Integrated Energy 0.1%
Cenovus Energy, Inc.
07/15/2025	5.375%	197,000	221,342
11/15/2039	6.750%	257,000	352,602
Lukoil International Finance BV(a)
04/24/2023	4.563%	971,000	1,014,536
Total			1,588,480

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	17

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.3%
Carnival Corp.(a)
03/01/2026	7.625%	358,000	377,023
03/01/2027	5.750%	1,129,000	1,148,753
08/01/2028	4.000%	926,000	925,406
Carnival Corp.(a),(j)
05/01/2029	6.000%	775,000	776,095
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	225,000	226,973
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	968,000	1,006,707
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	496,000	531,615
Cinemark USA, Inc.(a)
05/01/2025	8.750%	138,000	148,013
03/15/2026	5.875%	695,000	698,631
07/15/2028	5.250%	339,000	330,893
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	47,000	47,552
03/15/2026	5.625%	92,000	95,450
05/15/2027	6.500%	280,000	307,210
10/15/2027	4.750%	272,000	277,386
NCL Corp Ltd.(a)
03/15/2026	5.875%	322,000	323,321
NCL Finance Ltd.(a)
03/15/2028	6.125%	168,000	170,552
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	146,000	158,559
07/01/2026	4.250%	435,000	422,013
08/31/2026	5.500%	509,000	519,035
04/01/2028	5.500%	570,000	579,293
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	330,000	312,998
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	491,000	496,960
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	61,000	64,874
Viking Cruises Ltd.(a)
09/15/2027	5.875%	223,000	216,252
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	115,000	114,543
VOC Escrow Ltd.(a)
02/15/2028	5.000%	34,000	33,816
Total			10,309,923
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.1%
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	1,556,000	1,730,463
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,100,000	2,259,861
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	205,000	268,264
Total			4,258,588
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	61,000	63,649
05/01/2028	5.750%	67,000	71,991
02/15/2032	3.625%	253,000	247,036
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	188,000	188,723
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	312,000	322,655
Total			894,054
Media and Entertainment 0.5%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	815,000	835,381
Clear Channel International BV(a)
08/01/2025	6.625%	289,000	300,735
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	1,033,000	1,070,063
06/01/2029	7.500%	632,000	647,095
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	672,000	689,649
Diamond Sports Group LLC/Finance Co.(a)
08/15/2027	6.625%	85,000	25,422
iHeartCommunications, Inc.
05/01/2026	6.375%	767,634	804,176
05/01/2027	8.375%	996,507	1,061,280
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	392,000	401,262
01/15/2028	4.750%	275,000	277,289
Lamar Media Corp.
02/15/2028	3.750%	444,000	449,506
01/15/2029	4.875%	64,000	67,142
Netflix, Inc.
04/15/2028	4.875%	546,000	625,979
11/15/2028	5.875%	749,000	912,026
05/15/2029	6.375%	525,000	661,128

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Total Return Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
11/15/2029	5.375%	167,000	201,359
06/15/2030	4.875%	3,306,000	3,877,171
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	268,000	273,279
01/15/2029	4.250%	207,000	202,810
03/15/2030	4.625%	144,000	143,955
Playtika Holding Corp.(a)
03/15/2029	4.250%	409,000	409,731
Roblox Corp.(a)
05/01/2030	3.875%	614,000	611,779
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	78,000	77,940
01/15/2031	5.375%	152,000	149,040
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	699,000	713,605
Univision Communications, Inc.(a)
05/01/2029	4.500%	361,000	365,038
Total			15,853,840
Metals and Mining 0.6%
Alcoa Nederland Holding BV(a)
03/31/2029	4.125%	282,000	293,342
Allegheny Technologies, Inc.
10/01/2029	4.875%	161,000	160,592
10/01/2031	5.125%	780,000	777,561
Commercial Metals Co.
02/15/2031	3.875%	60,000	59,748
Constellium NV(a)
02/15/2026	5.875%	863,000	878,771
Constellium SE(a)
06/15/2028	5.625%	961,000	1,007,393
04/15/2029	3.750%	528,000	510,747
Freeport-McMoRan, Inc.
09/01/2029	5.250%	432,000	472,264
08/01/2030	4.625%	512,000	553,928
03/15/2043	5.450%	9,314,000	11,713,205
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	392,000	390,878
04/01/2029	6.125%	655,000	689,574
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	1,028,000	1,011,380
Novelis Corp.(a)
11/15/2026	3.250%	381,000	380,846
01/30/2030	4.750%	824,000	856,291
08/15/2031	3.875%	459,000	448,918
Total			20,205,438
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 1.6%
Cheniere Energy Partners LP
10/01/2029	4.500%	392,000	418,545
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	409,000	425,598
01/31/2032	3.250%	1,328,000	1,317,299
Cheniere Energy, Inc.
10/15/2028	4.625%	593,000	622,617
CNX Midstream Partners LP(a)
04/15/2030	4.750%	671,000	671,870
DCP Midstream Operating LP
03/15/2023	3.875%	48,000	49,574
05/15/2029	5.125%	484,000	549,209
04/01/2044	5.600%	174,000	208,862
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	143,000	146,232
DT Midstream, Inc.(a)
06/15/2029	4.125%	469,000	472,668
06/15/2031	4.375%	931,000	944,879
Enterprise Products Operating LLC
01/31/2060	3.950%	1,055,000	1,155,637
EQM Midstream Partners LP(a)
07/01/2025	6.000%	157,000	171,008
07/01/2027	6.500%	417,000	464,017
01/15/2029	4.500%	315,000	324,024
01/15/2031	4.750%	1,138,000	1,178,318
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	950,000	946,635
Hess Midstream Operations LP(a)
02/15/2030	4.250%	202,000	202,109
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	722,000	723,893
ITT Holdings LLC(a)
08/01/2029	6.500%	324,000	324,816
Kinder Morgan, Inc.
02/15/2046	5.050%	4,250,000	5,166,978
MPLX LP
04/15/2048	4.700%	2,850,000	3,339,641
NuStar Logistics LP
10/01/2025	5.750%	1,237,000	1,324,466
06/01/2026	6.000%	284,000	302,909
04/28/2027	5.625%	165,000	173,633
10/01/2030	6.375%	604,000	662,071
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	9,075,000	9,813,481
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	184,000	184,683

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	19

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP/Finance Corp.
04/15/2027	6.000%	239,000	250,409
Targa Resources Partners LP/Finance Corp.
04/15/2026	5.875%	371,000	388,087
02/01/2027	5.375%	376,000	389,177
01/15/2028	5.000%	577,000	606,890
01/15/2029	6.875%	43,000	48,160
03/01/2030	5.500%	1,091,000	1,199,583
02/01/2031	4.875%	1,635,000	1,763,038
Targa Resources Partners LP/Finance Corp.(a)
01/15/2032	4.000%	3,033,000	3,128,586
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	279,000	284,249
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	1,211,000	1,233,455
08/15/2031	4.125%	631,000	653,613
Western Gas Partners LP
03/01/2048	5.300%	2,500,000	2,924,342
08/15/2048	5.500%	2,583,000	3,053,913
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,606,000	2,015,345
10/15/2051	3.500%	1,909,000	1,953,688
Total			52,178,207
Natural Gas 0.4%
NiSource, Inc.
05/01/2030	3.600%	3,435,000	3,746,264
02/15/2043	5.250%	535,000	699,109
05/15/2047	4.375%	6,799,000	8,228,790
Sempra Energy
06/15/2027	3.250%	302,000	322,318
Total			12,996,481
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	317,000	331,493
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	100,000	103,892
Nabors Industries Ltd.(a)
01/15/2026	7.250%	164,000	159,945
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	55,611	54,712
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	31,490	31,542
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	581,709	571,453
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	103,000	106,415
Total			1,359,452
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.0%
Dycom Industries, Inc.(a)
04/15/2029	4.500%	420,000	427,546
Hillenbrand, Inc.
03/01/2031	3.750%	333,000	328,722
Total			756,268
Other REIT 0.2%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	825,000	820,263
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	531,000	537,823
02/01/2027	4.250%	372,000	373,697
06/15/2029	4.750%	1,287,000	1,297,744
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	380,000	398,971
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	462,000	469,015
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	232,000	230,616
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	326,000	329,298
09/15/2029	4.000%	358,000	357,108
Service Properties Trust
03/15/2024	4.650%	219,000	221,079
10/01/2024	4.350%	103,000	103,796
12/15/2027	5.500%	135,000	141,461
Total			5,280,871
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,110,000	1,105,161
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,492,000	1,522,215
08/15/2027	5.250%	383,000	382,092
08/15/2027	5.250%	303,000	303,041
Berry Global, Inc.(a)
02/15/2026	4.500%	296,000	300,701
BWAY Holding Co.(a)
04/15/2024	5.500%	296,000	296,304
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	219,000	221,190
Canpack SA/US LLC(a)
11/15/2029	3.875%	1,209,000	1,201,064
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	550,000	575,077
LABL, Inc.(a)
11/01/2028	5.875%	116,000	116,933

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Total Return Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novolex(a)
01/15/2025	6.875%	28,000	28,237
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	1,187,000	1,234,944
08/15/2027	8.500%	555,000	585,692
Total			7,872,651
Pharmaceuticals 0.5%
AbbVie, Inc.
06/15/2044	4.850%	2,170,000	2,733,602
11/21/2049	4.250%	4,075,000	4,909,315
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	319,000	325,136
11/01/2025	5.500%	248,000	252,246
04/01/2026	9.250%	1,613,000	1,716,237
01/31/2027	8.500%	397,000	422,458
08/15/2027	5.750%	608,000	636,804
06/01/2028	4.875%	223,000	229,630
02/15/2029	6.250%	738,000	714,932
02/15/2031	5.250%	523,000	470,883
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	253,000	251,214
06/30/2028	6.000%	326,000	226,930
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%	518,000	510,195
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	398,000	404,463
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,339,000	1,357,132
04/30/2031	5.125%	998,000	1,029,342
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	149,000	150,318
Total			16,340,837
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	673,000	672,881
10/15/2027	6.750%	1,071,000	1,107,991
Alliant Holdings Intermediate LLC/Co-Issuer(a),(j)
11/01/2029	5.875%	450,000	453,227
AssuredPartners, Inc.(a)
01/15/2029	5.625%	592,000	589,353
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,015,000	997,505
MGIC Investment Corp.
08/15/2028	5.250%	49,000	52,143
Radian Group, Inc.
03/15/2025	6.625%	908,000	1,014,044
03/15/2027	4.875%	339,000	369,901
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USI, Inc.(a)
05/01/2025	6.875%	65,000	65,913
Total			5,322,958
Railroads 0.1%
Union Pacific Corp.
08/15/2059	3.950%	985,000	1,189,102
04/06/2071	3.799%	1,235,000	1,448,559
Total			2,637,661
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	1,123,000	1,171,043
01/15/2028	3.875%	884,000	881,837
10/15/2030	4.000%	299,000	290,059
IRB Holding Corp.(a)
06/15/2025	7.000%	1,508,000	1,597,507
02/15/2026	6.750%	887,000	907,737
Papa John’s International, Inc.(a)
09/15/2029	3.875%	189,000	184,776
Yum! Brands, Inc.(a)
04/01/2025	7.750%	1,070,000	1,138,154
Yum! Brands, Inc.
03/15/2031	3.625%	223,000	220,462
Total			6,391,575
Retailers 0.2%
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	227,000	227,024
Hanesbrands, Inc.(a)
05/15/2025	5.375%	1,364,000	1,420,642
L Brands, Inc.(a)
07/01/2025	9.375%	28,000	34,850
10/01/2030	6.625%	278,000	311,087
L Brands, Inc.
06/15/2029	7.500%	63,000	71,181
11/01/2035	6.875%	200,000	242,932
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	377,000	387,076
Lowe’s Companies, Inc.
05/03/2047	4.050%	3,340,000	3,897,626
Macy’s Retail Holdings LLC(a)
04/01/2029	5.875%	210,000	223,869
Penske Automotive Group, Inc.
09/01/2025	3.500%	36,000	36,967

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	21

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	603,000	619,750
02/15/2029	7.750%	135,000	146,110
Total			7,619,114
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	76,000	81,885
02/15/2028	5.875%	296,000	314,873
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	1,250,000	1,271,166
01/15/2027	4.625%	688,000	719,838
02/15/2030	4.875%	581,000	622,675
Total			3,010,437
Technology 1.2%
Ascend Learning LLC(a)
08/01/2025	6.875%	612,000	622,914
08/01/2025	6.875%	107,000	108,889
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	269,000	267,974
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	94,000	99,727
03/01/2026	9.125%	28,000	29,317
Broadcom, Inc.(a)
04/15/2034	3.469%	5,850,000	6,026,033
11/15/2036	3.187%	1,709,000	1,677,363
Camelot Finance SA(a)
11/01/2026	4.500%	189,000	195,953
CDK Global, Inc.
06/01/2027	4.875%	91,000	94,711
CDK Global, Inc.(a)
05/15/2029	5.250%	190,000	203,688
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	375,000	370,742
07/01/2029	4.875%	809,000	805,356
CommScope Technologies LLC(a)
06/15/2025	6.000%	204,000	201,832
Everi Holdings, Inc.(a)
07/15/2029	5.000%	85,000	87,050
Gartner, Inc.(a)
07/01/2028	4.500%	204,000	212,615
06/15/2029	3.625%	287,000	288,360
10/01/2030	3.750%	482,000	491,309
HealthEquity, Inc.(a)
10/01/2029	4.500%	649,000	656,977
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	693,000	684,401
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	614,000	632,221
Iron Mountain, Inc.(a)
07/15/2028	5.000%	140,000	144,620
09/15/2029	4.875%	62,000	64,098
07/15/2030	5.250%	769,000	803,828
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	747,000	748,178
Microchip Technology, Inc.
09/01/2025	4.250%	488,000	507,411
NCR Corp.(a)
09/01/2027	5.750%	91,000	95,627
10/01/2028	5.000%	512,000	521,398
04/15/2029	5.125%	883,000	903,216
09/01/2029	6.125%	274,000	294,521
10/01/2030	5.250%	203,000	209,493
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	204,000	212,273
07/15/2029	4.500%	373,000	364,658
10/01/2030	5.875%	312,000	327,369
07/15/2031	4.750%	466,000	454,573
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	1,090,000	1,169,039
Oracle Corp.
04/01/2050	3.600%	8,695,000	8,882,702
03/25/2061	4.100%	2,769,000	3,025,832
Plantronics, Inc.(a)
03/01/2029	4.750%	1,400,000	1,288,442
PTC, Inc.(a)
02/15/2025	3.625%	221,000	224,726
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	108,000	124,805
09/01/2025	7.375%	148,000	157,580
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	362,000	376,286
Square, Inc.(a)
06/01/2026	2.750%	151,000	152,779
06/01/2031	3.500%	318,000	326,081
Switch Ltd.(a)
09/15/2028	3.750%	100,000	99,551
06/15/2029	4.125%	374,000	376,671
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	285,000	298,362
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	2,050,000	1,976,684
Verscend Escrow Corp.(a)
08/15/2026	9.750%	739,000	783,000

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Total Return Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,026,000	1,019,318
Total			39,690,553
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	100,000	104,538
FedEx Corp.
04/01/2046	4.550%	3,660,000	4,441,274
Total			4,545,812
Wireless 1.0%
Altice France Holding SA(a)
02/15/2028	6.000%	831,000	789,184
Altice France SA(a)
02/01/2027	8.125%	127,000	136,481
01/15/2028	5.500%	1,233,000	1,235,931
07/15/2029	5.125%	446,000	434,308
10/15/2029	5.500%	798,000	782,352
American Tower Corp.
08/15/2029	3.800%	9,245,000	10,164,244
SBA Communications Corp.
09/01/2024	4.875%	431,000	436,383
02/15/2027	3.875%	557,000	574,173
SBA Communications Corp.(a)
02/01/2029	3.125%	3,785,000	3,634,388
Sprint Capital Corp.
03/15/2032	8.750%	310,000	462,726
Sprint Corp.
06/15/2024	7.125%	994,000	1,123,018
02/15/2025	7.625%	741,000	861,998
03/01/2026	7.625%	485,000	582,067
T-Mobile USA, Inc.
02/15/2026	2.250%	140,000	140,794
02/01/2028	4.750%	286,000	301,873
02/15/2029	2.625%	572,000	566,790
04/15/2030	3.875%	880,000	962,687
02/15/2031	2.875%	318,000	316,656
04/15/2031	3.500%	630,000	653,107
02/15/2041	3.000%	2,350,000	2,260,886
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	3,179,000	3,290,555
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	642,000	625,282
07/15/2031	4.750%	1,155,000	1,161,148
Total			31,497,031
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.6%
AT&T, Inc.
09/15/2055	3.550%	6,027,000	6,105,458
12/01/2057	3.800%	12,204,000	12,823,404
Cablevision Lightpath LLC(a)
09/15/2028	5.625%	200,000	197,830
CenturyLink, Inc.
03/15/2022	5.800%	459,000	465,221
12/01/2023	6.750%	1,148,000	1,260,601
04/01/2025	5.625%	527,000	566,755
CenturyLink, Inc.(a)
12/15/2026	5.125%	329,000	336,940
02/15/2027	4.000%	338,000	339,362
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	698,000	677,778
03/01/2028	6.125%	516,000	504,172
Iliad Holding SAS(a)
10/15/2026	6.500%	637,000	656,346
10/15/2028	7.000%	779,000	802,441
Lumen Technologies, Inc.(a)
06/15/2029	5.375%	376,000	378,042
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	240,000	230,284
Verizon Communications, Inc.(a)
03/15/2032	2.355%	9,218,000	9,077,842
Verizon Communications, Inc.
08/10/2033	4.500%	10,107,000	11,929,006
03/22/2061	3.700%	5,012,000	5,452,371
Total			51,803,853
Total Corporate Bonds & Notes (Cost $836,297,317)			847,881,734

Foreign Government Obligations(m),(n) 3.2%

Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	660,000	662,540
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	75,000	79,219
06/01/2027	5.250%	445,000	467,300
05/15/2029	4.250%	289,000	285,697
Total			832,216

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	23

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colombia 0.8%
Colombia Government International Bond
04/15/2031	3.125%	8,193,000	7,674,915
04/22/2032	3.250%	2,860,000	2,674,185
02/26/2044	5.625%	3,000,000	3,161,622
06/15/2045	5.000%	3,000,000	2,953,120
05/15/2049	5.200%	4,442,000	4,468,924
Ecopetrol SA
04/29/2030	6.875%	4,400,000	5,079,157
Total			26,011,923
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	876,125
Egypt 0.0%
Egypt Government International Bond(a)
01/31/2047	8.500%	1,015,000	936,827
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	1,710,000	1,791,151
03/15/2024	7.500%	971,000	1,017,081
Total			2,808,232
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	2,250,000	2,286,695
Indonesia 0.3%
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%	342,000	367,211
05/15/2030	5.450%	1,700,000	1,947,667
PT Pertamina Persero(a)
05/30/2044	6.450%	1,650,000	2,191,020
01/21/2050	4.175%	5,280,000	5,471,057
Total			9,976,955
Mexico 1.0%
Petroleos Mexicanos
01/23/2045	6.375%	550,000	474,739
09/21/2047	6.750%	17,671,000	15,555,603
01/23/2050	7.690%	6,500,000	6,210,545
01/28/2060	6.950%	11,185,000	9,902,672
Total			32,143,559
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%	2,400,000	3,094,326
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Qatar Petroleum(a)
07/12/2031	2.250%		2,788,000	2,745,434
Total				5,839,760
Romania 0.2%
Romanian Government International Bond(a)
05/26/2028	2.875%	EUR	4,100,000	5,156,886
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		1,320,000	1,452,682
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%		2,550,000	3,191,783
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%		855,000	880,524
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		2,300,000	2,359,592
Turkey 0.1%
Turkey Government International Bond
02/17/2028	5.125%		2,000,000	1,880,243
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2032	7.375%		800,000	822,411
United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%		264,000	273,349
DP World Ltd.(a)
09/25/2048	5.625%		1,100,000	1,344,088
DP World PLC(a)
07/02/2037	6.850%		1,280,000	1,692,401
Total				3,309,838
Total Foreign Government Obligations (Cost $102,621,527)				101,428,791

Residential Mortgage-Backed Securities - Agency 15.1%

Federal Home Loan Mortgage Corp.(o)
12/01/2046	3.500%		7,370,458	7,867,732

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Total Return Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	5.810%	350,105	57,379
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	5.960%	784,246	168,522
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.961%	14,941,424	2,921,775
CMO Series 4979 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 06/25/2048	5.961%	6,229,618	1,794,311
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	5.960%	1,271,304	212,715
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.880%	563,947	101,766
Federal Home Loan Mortgage Corp.(g)
CMO Series 4176 Class BI
03/15/2043	3.500%	1,026,127	144,974
Federal Home Loan Mortgage Corp.(f),(g)
CMO Series 4620 Class AS
11/15/2042	1.628%	957,846	57,975
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	1.665%	2,737	2,750
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	2.305%	51,339	51,068
Federal National Mortgage Association
08/01/2034	5.500%	49,576	57,442
06/01/2045	3.500%	1,157,003	1,239,020
CMO Series 2017-72 Class B
09/25/2047	3.000%	6,819,308	7,110,821
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(o)
10/01/2040- 07/01/2041	4.500%	2,283,310	2,534,780
08/01/2043- 02/01/2048	4.000%	13,677,018	14,973,135
Federal National Mortgage Association(g)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	96,987	265
CMO Series 2020-76 Class EI
11/25/2050	2.500%	15,085,426	2,493,675
CMO Series 2021-3 Class TI
02/25/2051	2.500%	50,981,051	8,639,478
Federal National Mortgage Association(b),(g)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.811%	2,733,805	527,556
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.061%	1,654,497	317,564
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.911%	1,227,030	213,853
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.911%	4,912,644	1,218,621
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.911%	11,655,730	2,770,833
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	6.061%	5,874,706	1,242,770
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	6.011%	4,990,798	1,178,536

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	25

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.061%	4,227,911	1,004,524
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.061%	8,650,834	2,112,444
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.111%	6,006,048	1,258,660
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.111%	5,048,403	934,808
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.061%	8,861,595	1,745,769
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.961%	22,014,217	3,982,182
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.961%	13,282,340	3,095,808
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.961%	11,489,316	2,554,524
Freddie Mac REMICS(g)
CMO Series 5123 Class IG
08/25/2048	2.500%	16,626,706	2,045,888
CMO Series 5152 Class XI
11/25/2050	2.500%	43,771,074	6,348,128
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	2.250%	5,547	5,694
Government National Mortgage Association(o)
04/20/2048	4.500%	6,081,217	6,518,945
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(g)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	4,367,489	394,959
CMO Series 2020-127 Class AI
08/20/2050	3.000%	32,225,531	4,118,101
CMO Series 2020-175 Class KI
11/20/2050	2.500%	28,591,542	4,138,154
CMO Series 2020-191 Class UG
12/20/2050	3.500%	20,423,540	3,136,327
CMO Series 2021-119 Class QI
07/20/2051	3.000%	24,767,039	3,473,713
CMO Series 2021-16 Class KI
01/20/2051	2.500%	25,070,420	3,666,619
CMO Series 2021-89 Class IO
05/20/2051	3.000%	27,395,280	3,943,783
CMO Series 2021-9 Class MI
01/20/2051	2.500%	23,461,142	2,750,296
CMO Series 2021-97 Class IQ
06/20/2051	2.500%	16,522,943	2,187,818
Government National Mortgage Association(b),(g)
CMO Series 2017-130 Class GS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.114%	10,527,219	2,766,144
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.114%	5,740,010	1,371,627
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	6.114%	8,038,524	1,791,322
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.114%	3,720,372	757,390
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	6.064%	4,968,075	1,158,259
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.114%	5,051,877	793,011

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Total Return Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.114%	5,806,706	972,418
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	6.164%	7,049,990	1,372,407
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	6.114%	5,916,407	964,723
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	6.064%	4,323,275	657,608
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.114%	11,840,971	2,713,766
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	6.064%	9,967,478	1,620,429
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.114%	6,049,547	1,225,907
CMO Series 2018-89 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.114%	8,142,440	1,515,598
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.114%	6,072,554	965,586
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	5.914%	9,294,971	1,617,556
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	6.064%	6,879,312	1,195,612
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	6.064%	7,722,028	1,244,690
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	5.964%	7,474,882	1,157,217
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	6.064%	6,601,031	1,084,705
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	6.064%	10,631,731	1,889,604
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	5.964%	5,236,264	804,726
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	6.064%	9,153,068	1,485,943
Government National Mortgage Association TBA(j)
11/18/2051	2.500%	65,000,000	66,812,890
Uniform Mortgage-Backed Security TBA(j)
11/16/2036- 12/13/2051	2.500%	112,000,000	115,135,253
11/16/2036- 11/10/2051	3.000%	116,500,000	121,707,167
11/10/2051	2.000%	15,000,000	14,997,070
11/10/2051	4.000%	14,000,000	14,989,816
Total Residential Mortgage-Backed Securities - Agency (Cost $474,561,391)			482,084,904

Residential Mortgage-Backed Securities - Non-Agency 35.6%

510 Asset Backed Trust(a),(f)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	11,064,792	10,979,735

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	27

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Mortgage Trust(c),(e),(f)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	35	21
Angel Oak Mortgage Trust I LLC(a),(f)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	4,795,000	4,791,108
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	3.439%	2,878,794	2,885,960
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.839%	6,415,930	6,424,488
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	2.089%	5,250,000	5,263,076
CMO Series 2019-2A Class M2
1-month USD LIBOR + 3.100% Floor 3.100% 04/25/2029	3.189%	1,500,000	1,517,550
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.189%	212,423	212,422
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.689%	9,200,000	9,225,673
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.589%	3,727,000	3,755,970
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.200% Floor 3.200% 08/26/2030	3.289%	2,058,803	2,073,240
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.939%	3,000,000	3,034,669
CMO Series 2020-3A Class M1C
1-month USD LIBOR + 3.700% Floor 3.700% 10/25/2030	3.789%	6,900,000	7,225,494
CMO Series 2020-4A Class M2A
1-month USD LIBOR + 2.600% Floor 2.600% 06/25/2030	2.689%	1,533,296	1,536,261
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	3.689%	8,250,000	8,314,821
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.200% Floor 2.200% 03/25/2031	2.210%	8,300,000	8,484,158
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	1.510%	8,000,000	8,013,641
Subordinated CMO Series 2018-3A Class B1
1-month USD LIBOR + 3.900% Floor 3.900% 10/25/2028	3.989%	6,000,000	6,133,980
BRAVO Residential Funding Trust(a),(f)
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	604,237	610,427
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	1,700,000	1,703,277
BVRT Financing Trust(a),(b),(e)
CMO Series 2020-CRT1 Class M3
1-month USD LIBOR + 4.000% 07/10/2032	4.077%	11,000,000	11,055,000
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	1.800%	14,214,302	14,214,302
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	2.950%	15,300,000	15,300,000
CMO Series 2021-CRT2 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 11/10/2032	1.836%	548,440	548,440
CMO Series 2021-CRT3 Class B1
30-day Average SOFR + 4.300% Floor 4.300% 01/10/2031	4.338%	10,000,000	10,000,000
CMO Series 2021-CRT3 Class M2
30-day Average SOFR + 2.050% Floor 2.050% 01/10/2031	2.088%	2,140,000	2,140,000
CMO Series 2021-CRT3 Class M3
30-day Average SOFR + 3.150% Floor 3.150% 01/10/2031	3.188%	3,100,000	3,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Total Return Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BVRT Financing Trust(a),(b),(c),(e)
CMO Series 2021-2F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 01/10/2032	1.600%	876,884	876,884
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.345%	11,121,962	11,177,572
CMO Series 2021-CRT1 Class M3
1-month USD LIBOR + 2.750% Floor 3.000% 01/10/2033	3.000%	20,000,000	20,125,000
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.839%	6,600,000	6,609,041
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.162%	5,915,466	5,902,038
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2014-12 Class 3A1
10/25/2035	2.706%	236,678	236,580
CMO Series 2015-A Class A4
06/25/2058	4.250%	96,334	96,944
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	7,232,492	7,325,084
COLT Mortgage Loan Trust(a),(f)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	9,558,087	9,548,141
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.239%	7,203,839	7,253,994
Credit Suisse Mortgage Trust(a),(f)
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	3,207,873	3,192,717
CSMC Trust(a),(f)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.431%	17,327,887	17,733,118
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	4,071,987	4,089,104
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	7,190,000	7,316,428
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	1.789%	1,376,515	1,377,880
CMO Series 2020-2 Class M1B
1-month USD LIBOR + 4.000% 10/25/2030	4.148%	400,375	401,039
CMO Series 2020-2 Class M1C
1-month USD LIBOR + 4.500% 10/25/2030	4.650%	5,750,000	5,784,929
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.539%	15,300,000	15,196,890
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,535,753
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2014-C03 Class 1M2
1-month USD LIBOR + 3.000% Floor 3.000% 07/25/2024	3.089%	11,546,295	11,740,367
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
CMO Series 2020-HQA4 Class M2
1-month USD LIBOR + 3.150% 09/25/2050	3.239%	3,388,417	3,408,798
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2018-DNA1 Class M2
1-month USD LIBOR + 1.800% 07/25/2030	1.889%	11,334,433	11,398,181
FMC GMSR Issuer Trust(a),(f)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	10,500,000	10,560,798
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA4 Class M2
1-month USD LIBOR + 3.750% Floor 3.750% 08/25/2050	3.839%	4,088,447	4,121,773
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	1.699%	4,600,000	4,625,760
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	5.839%	7,625,000	8,086,438
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-DNA4 Class B1
1-month USD LIBOR + 2.700% 10/25/2049	2.789%	8,625,000	8,675,690
Subordinated CMO Series 2019-FTR2 Class M2
1-month USD LIBOR + 2.150% 11/25/2048	2.239%	7,000,000	7,004,356

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	29

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.089%	1,248,789	1,252,552
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.649%	16,500,000	16,686,127
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.049%	8,500,000	8,906,412
GCAT LLC(a),(f)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	14,436,824	14,406,434
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	2.950%	18,000,000	18,149,234
Glebe Funding Trust (The)(a),(e)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	21,966,382	21,938,924
Home Re Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.150% Floor 4.150% 10/25/2030	4.239%	11,550,000	11,806,725
Subordinated CMO Series 2019-1 Class B1
1-month USD LIBOR + 4.350% 05/25/2029	4.439%	7,323,000	7,538,347
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	8,662,516	8,838,925
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	6,584,418	6,599,880
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	5,608,234	5,582,794
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	12,450,713	12,393,788
Loan Revolving Advance Investment Trust(a),(b),(c),(e)
CMO Series 2021-1 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 12/31/2022	2.838%	10,000,000	10,000,000
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	2.838%	18,300,000	18,300,000
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LVII Resecuritization Trust(a),(f)
Subordinated CMO Series 2009-3 Class B3
11/25/2037	5.777%	13,320	13,274
MFA Trust(a),(f)
CMO Series 2020-NQM1 Class M1
08/25/2049	3.071%	2,800,000	2,834,136
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	12,854,000	13,018,828
Mortgage Acquisition Trust I LLC(a),(e)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	7,792,095	7,801,835
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	1.839%	2,387,788	2,378,296
MRA Issuance Trust(a),(b),(c),(e)
CMO Series 2021-11 Class A1X
1-month USD LIBOR + 1.150% Floor 1.150% 01/25/2022	1.234%	25,000,000	25,000,000
CMO Series 2021-EBO8 Class A1
1-month USD LIBOR + 2.750% Floor 2.750% 02/16/2022	2.846%	15,000,000	15,000,000
MRA Issuance Trust(a),(b)
CMO Series 2021-14 Class A1X
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2022	1.336%	10,000,000	10,003,366
CMO Series 2021-EBO4 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/16/2022	1.840%	20,000,000	20,008,108
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	15,000,000	15,014,353
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	2,394,488	2,396,961
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	957,795	955,998
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	16,188,388	16,392,948
New York Mortgage Trust(a),(f)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	8,280,000	8,296,119

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Total Return Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	4,498,746	4,523,154
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.639%	1,032,766	1,040,356
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.489%	116,746	116,767
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.039%	5,000,000	5,069,032
Oaktown Re Ltd.(a),(b)
Subordinated CMO Series 2017-1A Class M2
1-month USD LIBOR + 4.000% 04/25/2027	4.089%	530,105	534,850
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	3.689%	8,600,000	8,712,725
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	2.099%	4,000,000	4,049,257
OMSR(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	2,922,141	2,955,234
OSAT Trust(a),(f)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	5,863,390	5,877,941
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.088%	3,720,312	3,712,847
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.838%	3,493,355	3,460,623
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.939%	26,000,000	26,060,481
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.739%	38,450,000	38,438,492
Point Securitization Trust(a),(c),(e),(f)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	14,457,215	14,457,215
Preston Ridge Partners LLC(a),(f)
CMO Series 2020-5 Class A1
11/25/2025	3.104%	2,791,278	2,791,078
Preston Ridge Partners Mortgage(a),(f)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	6,819,488	6,830,567
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	18,162,675	18,055,533
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	15,612,708	15,615,601
CMO Series 2021-7 Class A1
08/25/2026	1.867%	8,335,210	8,279,844
Preston Ridge Partners Mortgage Trust LLC(a),(f)
CMO Series 2021-8 Class A1
09/25/2026	1.743%	6,973,884	6,931,727
Pretium Mortgage Credit Partners I LLC(a),(f)
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	10,675,624	10,621,770
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	7,617,195	7,578,628
PRPM LLC(a),(f)
CMO Series 2020-2 Class A1
08/25/2025	3.671%	7,927,112	7,941,241
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	6,040,166	5,993,910
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.839%	12,000,000	12,017,956
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	1.539%	12,340,000	12,309,244
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 12/27/2033	1.699%	10,500,000	10,540,576

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	31

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	2.749%	14,000,000	14,040,257
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	622,579	625,482
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	9,044,899	9,094,272
SG Residential Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,801,000	3,853,482
Stanwich Mortgage Loan Co. LLC(a),(c),(e),(f)
CMO Series 2021-NPB1 Class A1
10/16/2024	2.735%	13,000,000	13,000,000
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2020-3 Class M1
04/25/2065	3.544%	6,500,000	6,562,761
CMO Series 2021-3 Class A1
06/25/2056	1.127%	3,630,980	3,606,342
Station Place Securitization Trust(a),(b)
Subordinated CMO Series 2021-WL1 Class B
1-month USD LIBOR + 0.850% Floor 0.850% 01/26/2054	0.939%	6,800,000	6,810,938
Subordinated CMO Series 2021-WL1 Class C
1-month USD LIBOR + 1.050% Floor 1.050% 01/26/2054	1.139%	4,300,000	4,306,907
Stonnington Mortgage Trust(a),(e),(f)
CMO Series 2020-1 Class A
07/28/2024	3.500%	8,602,587	8,602,587
Toorak Mortgage Corp., Ltd.(f)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	5,093,259	5,114,945
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	15,000,000	15,012,597
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 3.900% Floor 3.900% 10/25/2030	4.018%	9,225,000	9,273,845
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 3.000% Floor 3.000% 08/25/2033	3.089%	16,459,474	16,541,687
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	3.489%	7,250,000	7,288,235
CMO Series 2021-2 Class M1B
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2033	2.689%	8,800,000	8,891,792
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	4.589%	4,800,000	5,020,418
VCAT Asset Securitization LLC(a),(f)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	12,171,632	12,143,169
VCAT LLC(a),(f)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	14,106,800	14,069,775
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NPL7 Class A1
04/25/2051	2.116%	6,806,076	6,802,541
Vericrest Opportunity Loan Transferee XCIX LLC(a),(f)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	6,641,396	6,627,652
Vericrest Opportunity Loan Transferee XCVI LLC(a),(f)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	8,960,518	8,939,578
Verus Securitization Trust(a),(f)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	13,245,000	13,430,547
CMO Series 2020-4 Class M1
06/25/2065	3.291%	4,000,000	4,072,750
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	4,012,851	4,017,085
CMO Series 2021-5 Class A2
09/25/2066	1.218%	2,821,959	2,809,018
CMO Series 2021-5 Class A3
09/25/2066	1.373%	5,343,120	5,313,884
CMO Series 2021-5 Class M1
09/25/2066	2.331%	2,600,000	2,570,997
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	4,449,951	4,416,565
Visio Trust(a),(f)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	2,189,845	2,228,956
Visio Trust(a)
CMO Series 2021-1R Class A1
05/25/2056	1.280%	12,493,950	12,478,188

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Total Return Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1R Class A2
05/25/2056	1.484%	3,956,418	3,951,378
ZH Trust(a)
CMO Series 2021-1 Class A
02/18/2027	2.253%	7,750,000	7,742,292
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,128,101,377)			1,140,236,945

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace & Co.(b),(p)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.250%	525,000	526,181
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(p)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	3.838%	119,106	118,436
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.838%	32,969	32,612
Total			151,048
Consumer Products 0.1%
SWF Holdings I Corp.(b),(p)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	1,050,000	1,040,813
Food and Beverage 0.0%
BellRing Brands LLC(b),(p)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	87,136	87,419
Health Care 0.0%
Radiology Partners, Inc.(b),(p)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	4.335%	84,000	83,860
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(p),(q)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	719,955	723,180
Technology 0.0%
Ascend Learning LLC(b),(p)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	57,304	57,233
DCert Buyer, Inc.(b),(p)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.087%	404,000	406,957
Epicore Software Corp.(b),(p)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	106,000	108,677
Project Alpha Intermediate Holding, Inc.(b),(p)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.090%	96,979	96,817
Total			669,684
Total Senior Loans (Cost $3,270,309)			3,282,185

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2027	2.250%	6,872,500	7,230,085
08/15/2048	3.000%	4,590,000	5,601,951
Total U.S. Treasury Obligations (Cost $11,354,669)			12,832,036

Options Purchased Calls 0.0%
Value ($)
(Cost $4,558,110)	714,278

Options Purchased Puts 0.4%

(Cost $7,210,370)	11,808,261

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	33

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.072%(r),(s)	145,873,343	145,858,756
Total Money Market Funds (Cost $145,841,459)		145,858,756
Total Investments in Securities (Cost: $3,480,461,490)		3,513,886,391
Other Assets & Liabilities, Net		(312,500,353)
Net Assets		3,201,386,038
At October 31, 2021, securities and/or cash totaling $38,137,443 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,490,000 EUR	5,210,941 USD	UBS	11/19/2021	18,797	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	9,171	12/2021	USD	1,198,678,359	—	(21,242,483)
U.S. Treasury 2-Year Note	387	12/2021	USD	84,849,750	—	(354,439)
U.S. Treasury 5-Year Note	1,141	12/2021	USD	138,916,750	—	(2,034,745)
U.S. Ultra Treasury Bond	303	12/2021	USD	59,511,094	—	(494,729)
Total					—	(24,126,396)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	180,500,000	180,500,000	1.00	01/21/2022	1,534,250	158,930
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	151,400,000	151,400,000	1.10	01/24/2022	1,392,880	231,400
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	30,000,000	30,000,000	1.00	07/08/2022	306,000	125,409
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	129,900,000	129,900,000	1.10	01/24/2022	1,324,980	198,539
Total							4,558,110	714,278

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Total Return Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	150,000,000	150,000,000	1.25	12/03/2021	2,325,000	4,810,620
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	129,400,000	129,400,000	1.75	07/15/2022	2,238,620	2,796,606
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	90,000,000	90,000,000	1.25	11/18/2021	1,098,000	2,771,082
5-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	147,500,000	147,500,000	1.50	05/20/2022	1,548,750	1,429,953
Total							7,210,370	11,808,261

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(120,000,000)	(120,000,000)	2.20	03/17/2022	(2,244,000)	(451,824)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.372%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays At Maturity	Morgan Stanley	02/17/2031	USD	28,674,648	(2,268,891)	—	—	—	(2,268,891)
Fixed rate of 2.653%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays At Maturity	Morgan Stanley	05/14/2031	USD	49,000,000	(2,103,952)	—	—	—	(2,103,952)
Total							(4,372,843)	—	—	—	(4,372,843)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	718,749	(3,333)	336,027	—	379,389	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	82,609	(708)	59,887	—	22,014	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	1,000,000	89,845	(417)	60,086	—	29,342	—
Total							891,203	(4,458)	456,000	—	430,745	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	USD	202,212,000	150,396	—	—	150,396	—

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	35

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.093	USD	4,000,000	(359,376)	1,667	—	(900,391)	542,682	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.093	USD	7,000,000	(628,907)	2,917	—	(864,524)	238,534	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.093	USD	5,000,000	(449,219)	2,083	—	(614,537)	167,401	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.093	USD	5,000,000	(449,219)	2,083	—	(1,114,578)	667,442	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.093	USD	6,000,000	(539,063)	2,500	—	(965,449)	428,886	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.093	USD	5,000,000	(449,218)	2,083	—	(863,389)	416,254	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.093	USD	5,000,000	(449,218)	2,083	—	(831,391)	384,256	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	3.948	USD	3,000,000	(145,781)	1,250	—	(453,077)	308,546	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.093	USD	7,000,000	(628,907)	2,917	—	(1,555,921)	929,931	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.093	USD	5,000,000	(449,218)	2,083	—	(1,008,726)	561,591	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.093	USD	7,000,000	(628,907)	2,917	—	(1,163,948)	537,958	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.093	USD	3,000,000	(269,532)	1,250	—	(587,341)	319,059	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	3.882	USD	7,500,000	(379,688)	3,125	—	(361,218)	—	(15,345)
Total								(5,826,253)	28,958	—	(11,284,490)	5,502,540	(15,345)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	6.222%
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Total Return Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $2,217,454,888, which represents 69.27% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2021.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2021, the total value of these securities amounted to $147,130,755, which represents 4.60% of total net assets.
(d)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of October 31, 2021 and is not reflective of the cash flow payments.
(e)	Valuation based on significant unobservable inputs.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2021.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Non-income producing investment.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2021.
(j)	Represents a security purchased on a when-issued basis.
(k)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2021, the total value of these securities amounted to $41,069, which represents less than 0.01% of total net assets.
(l)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(m)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(p)	The stated interest rate represents the weighted average interest rate at October 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(q)	Represents a security purchased on a forward commitment basis.
(r)	The rate shown is the seven-day current annualized yield at October 31, 2021.
(s)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.072%
	167,900,915	852,883,054	(874,925,213)	—	145,858,756	—	39,145	145,873,343
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	37

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	507,648,350	21,251,205	528,899,555
Commercial Mortgage-Backed Securities - Agency	—	9,163,173	—	9,163,173
Commercial Mortgage-Backed Securities - Non-Agency	—	227,509,686	—	227,509,686
Common Stocks
Financials	198,069	—	—	198,069
Industrials	68,887	—	—	68,887
Total Common Stocks	266,956	—	—	266,956
Convertible Bonds	—	1,919,131	—	1,919,131
Corporate Bonds & Notes	—	847,840,665	41,069	847,881,734
Foreign Government Obligations	—	101,428,791	—	101,428,791
Residential Mortgage-Backed Securities - Agency	—	482,084,904	—	482,084,904
Residential Mortgage-Backed Securities - Non-Agency	—	917,599,165	222,637,780	1,140,236,945
Senior Loans	—	3,282,185	—	3,282,185
U.S. Treasury Obligations	12,832,036	—	—	12,832,036
Options Purchased Calls	—	714,278	—	714,278
Options Purchased Puts	—	11,808,261	—	11,808,261
Money Market Funds	145,858,756	—	—	145,858,756
Total Investments in Securities	158,957,748	3,110,998,589	243,930,054	3,513,886,391
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	18,797	—	18,797
Swap Contracts	—	6,083,681	—	6,083,681
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Total Return Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Futures Contracts	(24,126,396)	—	—	(24,126,396)
Options Contracts Written	—	(451,824)	—	(451,824)
Swap Contracts	—	(4,388,188)	—	(4,388,188)
Total	134,831,352	3,112,261,055	243,930,054	3,491,022,461
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 04/30/2021 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 10/31/2021 ($)
Asset-Backed Securities — Non-Agency	9,110,923	(1,728,053)	2	1,423,037	18,049,722	(5,604,426)	—	—	21,251,205
Common Stocks	—	—	—	—	—	—	—	—	—
Corporate Bonds & Notes	41,069	—	—	—	—	—	—	—	41,069
Residential Mortgage-Backed Securities — Non-Agency	113,532,969	(1,908)	—	277,888	139,750,155	(32,671,454)	26,750,000	(24,999,870)	222,637,780
Total	122,684,961	(1,729,961)	2	1,700,925	157,799,877	(38,275,880)	26,750,000	(24,999,870)	243,930,054
(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2021 was $1,729,879, which is comprised of Asset-Backed Securities — Non-Agency of $1,440,374 and Residential Mortgage-Backed Securities — Non-Agency of $289,505.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds and common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement. Generally, a change in estimated earnings of the respective company might result in change to the comparable companies and market multiples.
Certain residential mortgage backed securities and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	39

Statement of Assets and Liabilities
October 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,322,851,551)	$3,355,505,096
Affiliated issuers (cost $145,841,459)	145,858,756
Options purchased (cost $11,768,480)	12,522,539
Foreign currency (cost $137,354)	136,264
Cash collateral held at broker for:
Swap contracts	2,520,000
Margin deposits on:
Swap contracts	14,184,590
Unrealized appreciation on forward foreign currency exchange contracts	18,797
Unrealized appreciation on swap contracts	5,933,285
Upfront payments on swap contracts	456,000
Receivable for:
Investments sold	1,977,404
Investments sold on a delayed delivery basis	87,138,086
Capital shares sold	10,568,085
Dividends	4,672
Interest	13,648,965
Foreign tax reclaims	47,789
Variation margin for futures contracts	257,015
Variation margin for swap contracts	748,748
Expense reimbursement due from Investment Manager	10,269
Prepaid expenses	25,494
Trustees’ deferred compensation plan	398,516
Other assets	41,539
Total assets	3,652,001,909
Liabilities
Option contracts written, at value (premiums received $2,244,000)	451,824
Due to custodian	331,142
Unrealized depreciation on swap contracts	15,345
Upfront receipts on swap contracts	11,284,490
Payable for:
Investments purchased	1,988,785
Investments purchased on a delayed delivery basis	426,397,198
Capital shares purchased	3,410,131
Distributions to shareholders	5,540,335
Variation margin for futures contracts	429,891
Management services fees	41,768
Distribution and/or service fees	6,155
Transfer agent fees	221,580
Compensation of board members	16,693
Compensation of chief compliance officer	38
Other expenses	81,980
Trustees’ deferred compensation plan	398,516
Total liabilities	450,615,871
Net assets applicable to outstanding capital stock	$3,201,386,038
Represented by
Paid in capital	3,171,460,854
Total distributable earnings (loss)	29,925,184
Total - representing net assets applicable to outstanding capital stock	$3,201,386,038
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Total Return Bond Fund | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
October 31, 2021 (Unaudited)
Class A
Net assets	$805,169,252
Shares outstanding	21,496,939
Net asset value per share	$37.46
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$38.62
Advisor Class
Net assets	$213,457,302
Shares outstanding	5,706,131
Net asset value per share	$37.41
Class C
Net assets	$20,666,467
Shares outstanding	551,691
Net asset value per share	$37.46
Institutional Class
Net assets	$1,433,290,995
Shares outstanding	38,244,365
Net asset value per share	$37.48
Institutional 2 Class
Net assets	$263,203,756
Shares outstanding	7,036,850
Net asset value per share	$37.40
Institutional 3 Class
Net assets	$458,514,792
Shares outstanding	12,233,302
Net asset value per share	$37.48
Class R
Net assets	$7,083,474
Shares outstanding	189,039
Net asset value per share	$37.47
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	41

Statement of Operations
Six Months Ended October 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$39,145
Interest	46,662,610
Total income	46,701,755
Expenses:
Management services fees	7,126,487
Distribution and/or service fees
Class A	1,002,993
Class C	102,842
Class R	14,284
Transfer agent fees
Class A	451,024
Advisor Class	108,547
Class C	11,559
Institutional Class	727,169
Institutional 2 Class	58,458
Institutional 3 Class	12,753
Class R	3,215
Compensation of board members	23,503
Custodian fees	22,873
Printing and postage fees	67,717
Registration fees	114,522
Audit fees	24,750
Legal fees	20,654
Interest on collateral	31,534
Compensation of chief compliance officer	326
Other	19,093
Total expenses	9,944,303
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,779,073)
Fees waived by transfer agent
Institutional 2 Class	(6,631)
Institutional 3 Class	(12,753)
Expense reduction	(1,300)
Total net expenses	8,144,546
Net investment income	38,557,209
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,039,458
Foreign currency translations	30,043
Forward foreign currency exchange contracts	84,216
Futures contracts	4,307,249
Options purchased	2,723,000
Options contracts written	293,910
Swap contracts	(9,835,019)
Net realized gain	9,642,857
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(10,337,645)
Foreign currency translations	(3,977)
Forward foreign currency exchange contracts	72,629
Futures contracts	(14,129,015)
Options purchased	(16,153,727)
Options contracts written	1,544,736
Swap contracts	543,987
Net change in unrealized appreciation (depreciation)	(38,463,012)
Net realized and unrealized loss	(28,820,155)
Net increase in net assets resulting from operations	$9,737,054
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Total Return Bond Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations
Net investment income	$38,557,209	$74,216,346
Net realized gain	9,642,857	66,395,171
Net change in unrealized appreciation (depreciation)	(38,463,012)	87,375,881
Net increase in net assets resulting from operations	9,737,054	227,987,398
Distributions to shareholders
Net investment income and net realized gains
Class A	(9,524,079)	(59,111,740)
Advisor Class	(2,515,048)	(9,899,845)
Class C	(165,964)	(1,663,273)
Institutional Class	(16,878,231)	(69,252,953)
Institutional 2 Class	(2,753,701)	(8,342,279)
Institutional 3 Class	(6,211,911)	(41,349,583)
Class R	(59,947)	(239,878)
Total distributions to shareholders	(38,108,881)	(189,859,551)
Increase in net assets from capital stock activity	685,150,862	374,921,635
Total increase in net assets	656,779,035	413,049,482
Net assets at beginning of period	2,544,607,003	2,131,557,521
Net assets at end of period	$3,201,386,038	$2,544,607,003
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	43

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2021 (Unaudited)		April 30, 2021
	Shares	Dollars ($)	Shares(a)	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,968,409	74,598,003	3,392,143	131,241,097
Distributions reinvested	243,151	9,205,598	1,497,723	57,351,626
Redemptions	(1,556,203)	(58,927,694)	(2,850,040)	(109,899,016)
Net increase	655,357	24,875,907	2,039,826	78,693,707
Advisor Class
Subscriptions	1,949,223	73,789,232	2,218,443	85,382,536
Distributions reinvested	66,448	2,511,854	258,509	9,883,128
Redemptions	(540,404)	(20,375,620)	(775,459)	(29,812,236)
Net increase	1,475,267	55,925,466	1,701,493	65,453,428
Class C
Subscriptions	128,287	4,861,139	309,029	11,982,924
Distributions reinvested	4,188	158,590	41,869	1,601,588
Redemptions	(123,365)	(4,673,007)	(368,227)	(14,177,432)
Net increase (decrease)	9,110	346,722	(17,329)	(592,920)
Institutional Class
Subscriptions	14,338,033	543,372,601	13,153,693	506,956,850
Distributions reinvested	384,103	14,546,922	1,704,417	65,293,510
Redemptions	(4,599,466)	(174,243,213)	(5,951,290)	(229,194,998)
Net increase	10,122,670	383,676,310	8,906,820	343,055,362
Institutional 2 Class
Subscriptions	3,355,457	126,942,235	2,429,819	93,135,315
Distributions reinvested	72,809	2,750,948	217,562	8,317,392
Redemptions	(526,870)	(19,859,879)	(795,737)	(30,592,116)
Net increase	2,901,396	109,833,304	1,851,644	70,860,591
Institutional 3 Class
Subscriptions	3,814,820	144,490,477	2,326,346	89,641,196
Distributions reinvested	82,775	3,135,532	602,295	23,118,888
Redemptions	(1,041,194)	(39,522,676)	(7,755,176)	(297,530,308)
Net increase (decrease)	2,856,401	108,103,333	(4,826,535)	(184,770,224)
Class R
Subscriptions	75,538	2,856,931	82,698	3,167,249
Distributions reinvested	1,563	59,190	6,158	235,661
Redemptions	(13,849)	(526,301)	(30,713)	(1,181,219)
Net increase	63,252	2,389,820	58,143	2,221,691
Total net increase	18,083,453	685,150,862	9,714,062	374,921,635

(a)	Share activity has been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Total Return Bond Fund | Semiannual Report 2021

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Columbia Total Return Bond Fund | Semiannual Report 2021	45

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Class A(c)
Six Months Ended 10/31/2021 (Unaudited)	$37.76	0.45	(0.30)	0.15	(0.45)	—	—	(0.45)
Year Ended 4/30/2021	$36.96	1.16	2.64	3.80	(1.13)	(1.87)	—	(3.00)
Year Ended 4/30/2020	$36.19	1.12	1.17	2.29	(1.04)	(0.48)	—	(1.52)
Year Ended 4/30/2019	$35.33	1.12	0.74	1.86	(1.00)	—	—	(1.00)
Year Ended 4/30/2018	$36.14	0.92	(0.85)	0.07	(0.84)	—	(0.04)	(0.88)
Year Ended 4/30/2017	$36.78	1.00	(0.16)	0.84	(0.92)	(0.56)	—	(1.48)
Advisor Class(c)
Six Months Ended 10/31/2021 (Unaudited)	$37.71	0.50	(0.30)	0.20	(0.50)	—	—	(0.50)
Year Ended 4/30/2021	$36.91	1.26	2.64	3.90	(1.23)	(1.87)	—	(3.10)
Year Ended 4/30/2020	$36.16	1.20	1.15	2.35	(1.12)	(0.48)	—	(1.60)
Year Ended 4/30/2019	$35.29	1.24	0.75	1.99	(1.12)	—	—	(1.12)
Year Ended 4/30/2018	$36.09	1.00	(0.84)	0.16	(0.92)	—	(0.04)	(0.96)
Year Ended 4/30/2017	$36.73	1.04	(0.08)	0.96	(1.04)	(0.56)	—	(1.60)
Class C(c)
Six Months Ended 10/31/2021 (Unaudited)	$37.77	0.31	(0.31)	0.00(h)	(0.31)	—	—	(0.31)
Year Ended 4/30/2021	$36.96	0.87	2.65	3.52	(0.84)	(1.87)	—	(2.71)
Year Ended 4/30/2020	$36.19	0.84	1.17	2.01	(0.76)	(0.48)	—	(1.24)
Year Ended 4/30/2019	$35.33	0.84	0.78	1.62	(0.76)	—	—	(0.76)
Year Ended 4/30/2018	$36.15	0.64	(0.86)	(0.22)	(0.56)	—	(0.04)	(0.60)
Year Ended 4/30/2017	$36.78	0.72	(0.15)	0.57	(0.64)	(0.56)	—	(1.20)
Institutional Class(c)
Six Months Ended 10/31/2021 (Unaudited)	$37.78	0.50	(0.30)	0.20	(0.50)	—	—	(0.50)
Year Ended 4/30/2021	$36.98	1.26	2.64	3.90	(1.23)	(1.87)	—	(3.10)
Year Ended 4/30/2020	$36.21	1.24	1.13	2.37	(1.12)	(0.48)	—	(1.60)
Year Ended 4/30/2019	$35.34	1.20	0.79	1.99	(1.12)	—	—	(1.12)
Year Ended 4/30/2018	$36.16	1.00	(0.86)	0.14	(0.92)	—	(0.04)	(0.96)
Year Ended 4/30/2017	$36.79	1.08	(0.11)	0.97	(1.04)	(0.56)	—	(1.60)
Institutional 2 Class(c)
Six Months Ended 10/31/2021 (Unaudited)	$37.71	0.51	(0.31)	0.20	(0.51)	—	—	(0.51)
Year Ended 4/30/2021	$36.91	1.28	2.64	3.92	(1.25)	(1.87)	—	(3.12)
Year Ended 4/30/2020	$36.15	1.24	1.16	2.40	(1.16)	(0.48)	—	(1.64)
Year Ended 4/30/2019	$35.29	1.28	0.70	1.98	(1.12)	—	—	(1.12)
Year Ended 4/30/2018	$36.11	1.04	(0.86)	0.18	(0.96)	—	(0.04)	(1.00)
Year Ended 4/30/2017	$36.74	1.08	(0.11)	0.97	(1.04)	(0.56)	—	(1.60)
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Total Return Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 10/31/2021 (Unaudited)	$37.46	0.39%	0.86%(d),(e)	0.74%(d),(e),(f)	2.40%(d)	86%	$805,169
Year Ended 4/30/2021	$37.76	10.36%	0.88%(e)	0.74%(e),(f)	3.00%	295%	$786,976
Year Ended 4/30/2020	$36.96	6.34%	0.90%(e)	0.74%(e),(f)	3.05%	272%	$694,852
Year Ended 4/30/2019	$36.19	5.45%	0.91%(e)	0.86%(e),(f)	3.19%	262%	$681,416
Year Ended 4/30/2018	$35.33	0.08%	0.91%	0.86%(f)	2.51%	300%	$711,850
Year Ended 4/30/2017	$36.14	2.37%	0.89%(g)	0.84%(f),(g)	2.70%	379%	$820,441
Advisor Class(c)
Six Months Ended 10/31/2021 (Unaudited)	$37.41	0.51%	0.61%(d),(e)	0.49%(d),(e),(f)	2.64%(d)	86%	$213,457
Year Ended 4/30/2021	$37.71	10.62%	0.63%(e)	0.49%(e),(f)	3.27%	295%	$159,565
Year Ended 4/30/2020	$36.91	6.61%	0.65%(e)	0.49%(e),(f)	3.32%	272%	$93,369
Year Ended 4/30/2019	$36.16	5.72%	0.66%(e)	0.61%(e),(f)	3.53%	262%	$15,272
Year Ended 4/30/2018	$35.29	0.44%	0.66%	0.61%(f)	2.72%	300%	$6,726
Year Ended 4/30/2017	$36.09	2.63%	0.63%(g)	0.59%(f),(g)	2.87%	379%	$18,057
Class C(c)
Six Months Ended 10/31/2021 (Unaudited)	$37.46	(0.02%)	1.61%(d),(e)	1.49%(d),(e),(f)	1.64%(d)	86%	$20,666
Year Ended 4/30/2021	$37.77	9.57%	1.63%(e)	1.49%(e),(f)	2.25%	295%	$20,492
Year Ended 4/30/2020	$36.96	5.55%	1.65%(e)	1.50%(e),(f)	2.30%	272%	$20,696
Year Ended 4/30/2019	$36.19	4.66%	1.66%(e)	1.61%(e),(f)	2.37%	262%	$18,905
Year Ended 4/30/2018	$35.33	(0.67%)	1.66%	1.61%(f)	1.75%	300%	$38,975
Year Ended 4/30/2017	$36.15	1.61%	1.64%(g)	1.59%(f),(g)	1.95%	379%	$49,380
Institutional Class(c)
Six Months Ended 10/31/2021 (Unaudited)	$37.48	0.52%	0.61%(d),(e)	0.49%(d),(e),(f)	2.64%(d)	86%	$1,433,291
Year Ended 4/30/2021	$37.78	10.70%	0.63%(e)	0.49%(e),(f)	3.26%	295%	$1,062,540
Year Ended 4/30/2020	$36.98	6.61%	0.65%(e)	0.49%(e),(f)	3.30%	272%	$710,558
Year Ended 4/30/2019	$36.21	5.60%	0.66%(e)	0.61%(e),(f)	3.42%	262%	$949,377
Year Ended 4/30/2018	$35.34	0.44%	0.66%	0.61%(f)	2.76%	300%	$1,037,101
Year Ended 4/30/2017	$36.16	2.63%	0.64%(g)	0.59%(f),(g)	2.94%	379%	$1,083,917
Institutional 2 Class(c)
Six Months Ended 10/31/2021 (Unaudited)	$37.40	0.52%	0.56%(d),(e)	0.43%(d),(e)	2.71%(d)	86%	$263,204
Year Ended 4/30/2021	$37.71	10.69%	0.57%(e)	0.43%(e)	3.33%	295%	$155,945
Year Ended 4/30/2020	$36.91	6.69%	0.57%(e)	0.42%(e)	3.38%	272%	$84,295
Year Ended 4/30/2019	$36.15	5.81%	0.58%(e)	0.53%(e)	3.64%	262%	$80,083
Year Ended 4/30/2018	$35.29	0.38%	0.58%	0.55%	2.82%	300%	$31,099
Year Ended 4/30/2017	$36.11	2.79%	0.54%(g)	0.54%(g)	2.99%	379%	$27,782
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	47

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Institutional 3 Class(c)
Six Months Ended 10/31/2021 (Unaudited)	$37.79	0.52	(0.31)	0.21	(0.52)	—	—	(0.52)
Year Ended 4/30/2021	$36.98	1.29	2.66	3.95	(1.27)	(1.87)	—	(3.14)
Year Ended 4/30/2020	$36.21	1.24	1.17	2.41	(1.16)	(0.48)	—	(1.64)
Year Ended 4/30/2019	$35.35	1.28	0.74	2.02	(1.16)	—	—	(1.16)
Year Ended 4/30/2018	$36.16	1.04	(0.85)	0.19	(0.96)	—	(0.04)	(1.00)
Year Ended 4/30/2017	$36.81	0.96	0.03(i)	0.99	(1.08)	(0.56)	—	(1.64)
Class R(c)
Six Months Ended 10/31/2021 (Unaudited)	$37.78	0.41	(0.32)	0.09	(0.40)	—	—	(0.40)
Year Ended 4/30/2021	$36.97	1.06	2.66	3.72	(1.04)	(1.87)	—	(2.91)
Year Ended 4/30/2020	$36.20	1.04	1.17	2.21	(0.96)	(0.48)	—	(1.44)
Year Ended 4/30/2019	$35.33	1.04	0.75	1.79	(0.92)	—	—	(0.92)
Year Ended 4/30/2018	$36.15	0.80	(0.82)	(0.02)	(0.76)	—	(0.04)	(0.80)
Year Ended 4/30/2017	$36.78	0.88	(0.11)	0.77	(0.84)	(0.56)	—	(1.40)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
04/30/2017	0.02%	0.02%	0.02%	0.02%	0.02%	0.01%	0.02%

(h)	Rounds to zero.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Total Return Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class(c)
Six Months Ended 10/31/2021 (Unaudited)	$37.48	0.54%	0.51%(d),(e)	0.38%(d),(e)	2.76%(d)	86%	$458,515
Year Ended 4/30/2021	$37.79	10.73%	0.52%(e)	0.38%(e)	3.32%	295%	$354,336
Year Ended 4/30/2020	$36.98	6.86%	0.53%(e)	0.37%(e)	3.42%	272%	$525,287
Year Ended 4/30/2019	$36.21	5.73%	0.53%(e)	0.49%(e)	3.56%	262%	$258,172
Year Ended 4/30/2018	$35.35	0.55%	0.52%	0.50%	2.85%	300%	$272,332
Year Ended 4/30/2017	$36.16	2.74%	0.50%(g)	0.50%(g)	2.70%	379%	$445,184
Class R(c)
Six Months Ended 10/31/2021 (Unaudited)	$37.47	0.24%	1.11%(d),(e)	0.99%(d),(e),(f)	2.15%(d)	86%	$7,083
Year Ended 4/30/2021	$37.78	10.15%	1.13%(e)	0.99%(e),(f)	2.76%	295%	$4,752
Year Ended 4/30/2020	$36.97	6.08%	1.15%(e)	1.00%(e),(f)	2.79%	272%	$2,501
Year Ended 4/30/2019	$36.20	5.19%	1.16%(e)	1.11%(e),(f)	2.97%	262%	$2,380
Year Ended 4/30/2018	$35.33	(0.17%)	1.16%	1.11%(f)	2.24%	300%	$1,637
Year Ended 4/30/2017	$36.15	2.12%	1.14%(g)	1.09%(f),(g)	2.43%	379%	$2,284
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2021	49

Notes to Financial Statements
October 31, 2021 (Unaudited)
Note 1. Organization
Columbia Total Return Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund’s Board of Trustees approved reverse stock splits of the issued and outstanding shares of the Fund (the Reverse Stock Split). The Reverse Stock Split was completed after the close of business on September 11, 2020. The impact of the Reverse Stock Split was to decrease the number of shares outstanding and increase the net asset value per share for each share class of the Fund by the ratio of 4 to 1, resulting in no effect on the net assets of each share class or the value of each affected shareholder’s investment. Capital stock share activity reflected in the Statement of Changes in Net Assets and per share data in the Financial Highlights have been adjusted on a retroactive basis to reflect the impact of the Reverse Stock Split.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
50	Columbia Total Return Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Total Return Bond Fund | Semiannual Report 2021	51

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
52	Columbia Total Return Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends
Columbia Total Return Bond Fund | Semiannual Report 2021	53

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other
54	Columbia Total Return Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Columbia Total Return Bond Fund | Semiannual Report 2021	55

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings.  These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2021:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	6,083,681*
Credit risk	Upfront payments on swap contracts	456,000
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	18,797
Interest rate risk	Investments, at value — Options purchased	12,522,539
Total		19,081,017

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	15,345*
Credit risk	Upfront receipts on swap contracts	11,284,490
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	24,126,396*
Interest rate risk	Options contracts written, at value	451,824
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	4,372,843*
Total		40,250,898

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
56	Columbia Total Return Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(2,251,925)	(2,251,925)
Foreign exchange risk	84,216	—	—	—	—	84,216
Interest rate risk	—	4,307,249	293,910	2,723,000	(7,583,094)	(258,935)
Total	84,216	4,307,249	293,910	2,723,000	(9,835,019)	(2,426,644)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	2,238,568	2,238,568
Foreign exchange risk	72,629	—	—	—	—	72,629
Interest rate risk	—	(14,129,015)	1,544,736	(16,153,727)	(1,694,581)	(30,432,587)
Total	72,629	(14,129,015)	1,544,736	(16,153,727)	543,987	(28,121,390)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2021:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,598,420,645*
Futures contracts — short	14,193,558**
Credit default swap contracts — buy protection	212,912,000*
Credit default swap contracts — sell protection	73,350,000*

Derivative instrument	Average value ($)*
Options contracts — purchased	14,107,479
Options contracts — written	(2,257,020)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	9,399	(22,339)
Interest rate swap contracts	—	(5,594,765)

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2021.
**	Based on the ending daily outstanding amounts for the six months ended October 31, 2021.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur
Columbia Total Return Bond Fund | Semiannual Report 2021	57

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
58	Columbia Total Return Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2021:
	Citi ($)(a)	Citi ($)(a)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	519,570	-	519,570
Centrally cleared interest rate swap contracts (b)	-	-	-	-	229,178	-	229,178
Forward foreign currency exchange contracts	-	-	-	-	-	18,797	18,797
Options purchased calls	515,739	-	-	198,539	-	-	714,278
Options purchased puts	7,607,226	-	-	4,201,035	-	-	11,808,261
OTC credit default swap contracts (c)	-	948,617	3,002,701	2,437,967	-	-	6,389,285
Total assets	8,122,965	948,617	3,002,701	6,837,541	748,748	18,797	19,679,369
Liabilities
Options contracts written	451,824	-	-	-	-	-	451,824
OTC credit default swap contracts (c)	-	2,379,452	4,227,884	4,692,499	-	-	11,299,835
Total liabilities	451,824	2,379,452	4,227,884	4,692,499	-	-	11,751,659
Total financial and derivative net assets	7,671,141	(1,430,835)	(1,225,183)	2,145,042	748,748	18,797	7,927,710
Total collateral received (pledged) (d)	7,559,000	(1,400,000)	(1,120,000)	2,145,042	-	-	7,184,042
Net amount (e)	112,141	(30,835)	(105,183)	-	748,748	18,797	743,668

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Columbia Total Return Bond Fund | Semiannual Report 2021	59

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
60	Columbia Total Return Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2021 was 0.48% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Total Return Bond Fund | Semiannual Report 2021	61

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through August 31, 2023, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended October 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2021, these minimum account balance fees reduced total expenses of the Fund by $1,300.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
62	Columbia Total Return Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00(a)	248,742
Class C	—	1.00(b)	3,280

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 11, 2021 through August 31, 2024	September 1, 2021 through December 10, 2021	Prior to September 1, 2021
Class A	0.74%	0.74%	0.75%
Advisor Class	0.49	0.49	0.50
Class C	1.49	1.49	1.50
Institutional Class	0.49	0.49	0.50
Institutional 2 Class	0.42	0.43	0.43
Institutional 3 Class	0.37	0.38	0.38
Class R	0.99	0.99	1.00
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective through August 31, 2023, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Total Return Bond Fund | Semiannual Report 2021	63

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,467,389,000	90,082,000	(77,277,000)	12,805,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,207,328,984 and $2,713,558,245, respectively, for the six months ended October 31, 2021, of which $2,098,833,262 and $2,111,866,137, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is
64	Columbia Total Return Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended October 31, 2021.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Columbia Total Return Bond Fund | Semiannual Report 2021	65

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. Alternatives to LIBOR have been established or are in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
66	Columbia Total Return Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At October 31, 2021, two unaffiliated shareholders of record owned 26.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 47.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Total Return Bond Fund | Semiannual Report 2021	67

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Total Return Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
68	Columbia Total Return Bond Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Total Return Bond Fund | Semiannual Report 2021	69

Approval of Management Agreement  (continued)

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
70	Columbia Total Return Bond Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Total Return Bond Fund | Semiannual Report 2021	71

Columbia Total Return Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR166_04_L01_(12/21)

SemiAnnual Report
October 31, 2021
Multi-Manager Directional Alternative Strategies Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Multi-Manager Directional Alternative Strategies Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager Directional Alternative Strategies Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks capital appreciation.
Portfolio management
Boston Partners Global Investors, Inc
Joseph Feeney, Jr., CFA
Eric Connerly, CFA
AQR Capital Management, LLC*
Michele Aghassi, Ph.D.
Andrea Frazzini, Ph.D.
Ronen Israel
Lars Nielsen
*Effective on or about February 17, 2022, J.P. Morgan Investment Management Inc. will replace AQR Capital Management, LLC as Fund’s subadviser.
Allspring Global Investments, LLC**
Harindra de Silva, CFA
Dennis Bein, CFA
David Krider, CFA
**On November 1, 2021, Wells Fargo Asset Management (WFAM) announced that it will be changing its name to Allspring Global Investment, LLC.
Average annual total returns (%) (for the period ended October 31, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Institutional Class*	01/03/17	2.35	21.11	3.52	3.49
HFRX Equity Hedge Index		5.56	20.94	5.53	5.43
Wilshire Liquid Alternative Equity Hedge Index		3.58	20.28	5.02	5.01
MSCI World Index (Net)		8.78	40.42	15.45	15.38
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Returns shown for periods prior to the inception date of the Fund’s Institutional Class shares include the returns of the Fund’s Class A shares for the period from October 17, 2016 (the inception date of the Fund) through January 2, 2017. Class A shares were offered prior to the Fund’s Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The HFRX Equity Hedge Index strategies maintain positions both long and short in primarily equity and equity derivative securities. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.
The Wilshire Liquid Alternative Equity Hedge Index measures the performance of the equity hedge strategy component of the Wilshire Liquid Alternative Index℠. Equity hedge investment strategies predominantly invest in long and short equities. The Wilshire Liquid Alternative Equity Hedge Index (WLIQAEH) is designed to provide a broad measure of the liquid alternative equity hedge market.
The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown — long positions (%) (at October 31, 2021)
Common Stocks	143.3
Preferred Stocks	0.5
Warrants	0.1
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	19.8
Total	163.7

(a)	Includes investments in Money Market Funds (amounting to $30.1 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments net of investments sold short and excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Portfolio breakdown — short positions (%) (at October 31, 2021)
Common Stocks	(63.6)
Preferred Stocks	(0.1)
Total	(63.7)
Percentages indicated are based upon total investments net of investments sold short and excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown — long positions (%) (at October 31, 2021)
Communication Services	8.0
Consumer Discretionary	10.7
Consumer Staples	6.1
Energy	7.5
Financials	13.9
Health Care	14.1
Industrials	16.6
Information Technology	14.8
Materials	5.3
Real Estate	1.2
Utilities	1.8
Total	100.0
Percentages indicated are based upon total long equity investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown — short positions (%) (at October 31, 2021)
Communication Services	(4.5)
Consumer Discretionary	(17.1)
Consumer Staples	(6.9)
Energy	(6.5)
Financials	(13.4)
Health Care	(11.0)
Industrials	(17.1)
Information Technology	(9.6)
Materials	(10.6)
Real Estate	(1.9)
Utilities	(1.4)
Total	(100.0)
Percentages indicated are based upon total short equity investments. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at October 31, 2021)(a)
	Long	Short	Net
Equity Derivative Contracts	347.1	(282.2)	64.9
Foreign Currency Derivative Contracts	43.3	(8.2)	35.1
Total Notional Market Value of Derivative Contracts	390.4	(290.4)	100.0
(a) The Fund has market exposure (long and/or short) to equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

4	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2021 — October 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	1,023.50	1,012.76	12.31	12.24	2.44
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	5

Portfolio of Investments
October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 81.1%
Issuer	Shares	Value ($)
Communication Services 6.5%
Diversified Telecommunication Services 0.5%
Koninklijke KPN NV	33,061	98,784
Liberty Global PLC, Class C(a),(b)	23,527	678,519
Proximus SADP	12,508	235,545
Telecom Italia SpA	789,009	281,480
Telefonica Deutschland Holding AG	32,140	83,738
Total		1,378,066
Entertainment 0.5%
Activision Blizzard, Inc.(b)	4,645	363,193
Live Nation Entertainment, Inc.(a)	3,781	382,448
Nintendo Co., Ltd.	1,500	662,485
Total		1,408,126
Interactive Media & Services 3.8%
Alphabet, Inc., Class A(a),(b)	1,123	3,325,113
Alphabet, Inc., Class C(a),(b)	882	2,615,492
Meta Platforms, Inc., Class A(a),(b)	12,321	3,986,706
Yelp, Inc.(a)	4,912	189,750
Total		10,117,061
Media 1.4%
Charter Communications, Inc., Class A(a)	578	390,086
Cogeco Communications, Inc.	244	20,956
CyberAgent, Inc.	2,400	40,213
Gray Television, Inc.	34,653	812,266
Nexstar Media Group, Inc., Class A	6,215	931,815
Omnicom Group, Inc.	7,223	491,742
ProSiebenSat.1 Media AG	7,665	128,395
Quebecor, Inc., Class B	359	9,149
TEGNA, Inc.	45,831	901,038
Telenet Group Holding NV	1,826	65,601
Total		3,791,261
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.3%
Freenet AG	6,787	174,801
Millicom International Cellular SA, SDR(a)	469	16,422
T-Mobile USA, Inc.(a)	4,869	560,081
Total		751,304
Total Communication Services		17,445,818
Consumer Discretionary 8.5%
Auto Components 0.1%
Magna International, Inc.	3,144	255,742
Nokian Renkaat OYJ	3,595	135,000
Total		390,742
Automobiles 0.7%
Bayerische Motoren Werke AG	2,897	292,701
Daimler AG, Registered Shares	1,142	113,358
Harley-Davidson, Inc.	26,509	967,313
Stellantis NV	27,437	547,765
Total		1,921,137
Distributors 0.2%
LKQ Corp.(a)	11,893	655,067
Diversified Consumer Services 0.3%
Stride, Inc.(a)	19,760	701,480
Hotels, Restaurants & Leisure 1.4%
Entain PLC(a)	25,538	715,603
Flutter Entertainment PLC(a)	2,963	559,139
Genting Singapore Ltd.	51,600	29,835
International Game Technology PLC(a)	21,302	628,196
Las Vegas Sands Corp.(a)	11,165	433,314
McDonald’s Holdings Co. Japan Ltd.	8,700	388,817
Restaurant Brands International, Inc.	4,885	276,686
Travel + Leisure Co.	6,223	338,158
Wyndham Hotels & Resorts, Inc.	3,759	317,523
Total		3,687,271
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 1.0%
Electrolux AB	32,541	738,500
Ethan Allen Interiors, Inc.(b)	5,779	134,131
Husqvarna AB, Class B	8,710	124,125
Iida Group Holdings Co., Ltd.	11,600	285,992
Mohawk Industries, Inc.(a)	2,541	450,291
Sony Group Corp., ADR	1,491	172,643
Tempur Sealy International, Inc.	6,442	286,476
Whirlpool Corp.(b)	2,241	472,470
Total		2,664,628
Internet & Direct Marketing Retail 0.6%
Amazon.com, Inc.(a),(b)	182	613,782
eBay, Inc.(b)	5,161	395,952
HelloFresh SE(a)	6,715	544,177
Total		1,553,911
Leisure Products 0.5%
BRP, Inc.	1,656	145,609
Callaway Golf Co.(a)	17,116	462,988
Hasbro, Inc.	3,892	372,698
Polaris, Inc.	4,013	461,294
Total		1,442,589
Multiline Retail 1.2%
Canadian Tire Corp., Ltd., Class A	3,745	531,914
Dillard’s, Inc., Class A(b)	2,092	483,545
Dollar General Corp.	1,770	392,090
Kohl’s Corp.	3,853	186,986
Target Corp.(b)	5,991	1,555,383
Total		3,149,918
Specialty Retail 1.7%
AutoNation, Inc.(a)	2,154	260,892
AutoZone, Inc.(a)	751	1,340,415
Foot Locker, Inc.	5,620	267,905
H & M Hennes & Mauritz AB	4,295	80,801
Kingfisher PLC	94,513	433,776
Ross Stores, Inc.	2,371	268,397
TJX Companies, Inc. (The)	4,150	271,784
Common Stocks (continued)
Issuer	Shares	Value ($)
Ulta Beauty, Inc.(a)	1,127	414,015
Yamada Holdings Co., Ltd.	358,000	1,368,026
Total		4,706,011
Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.	2,449	241,275
Cie Financiere Richemont SA, Class A, Registered Shares	312	38,610
Pandora A/S	2,131	298,203
PVH Corp.(a)	1,807	197,559
Swatch Group AG (The)	3,272	900,601
Swatch Group AG (The), Registered Shares	6,885	366,277
Total		2,042,525
Total Consumer Discretionary		22,915,279
Consumer Staples 4.9%
Beverages 0.6%
Coca-Cola Co. (The)(b)	1,002	56,483
Coca-Cola Europacific Partners PLC	12,635	665,233
Coca-Cola HBC AG(a)	8,652	299,880
Keurig Dr. Pepper, Inc.	15,628	564,014
Total		1,585,610
Food & Staples Retailing 2.7%
Axfood AB	1,625	39,842
Carrefour SA	57,335	1,037,985
Costco Wholesale Corp.(b)	1,941	954,079
Empire Co., Ltd., Class A	24,050	719,013
Etablissements Franz Colruyt NV	2,698	132,466
George Weston Ltd.	300	32,414
ICA Gruppen AB	4,887	252,658
Kesko OYJ, Class B	1,694	55,130
Koninklijke Ahold Delhaize NV	20,534	668,022
Kroger Co. (The)(b)	24,762	990,975
Loblaw Companies Ltd.	5,318	399,967
METRO AG	6,356	80,347
U.S. Foods Holding Corp.(a)	11,307	392,014
Walgreens Boots Alliance, Inc.(b)	12,827	603,126
Walmart, Inc.(b)	6,419	959,127
Total		7,317,165

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.8%
Bunge Ltd.(b)	11,008	1,019,781
Leroy Seafood Group ASA	5,384	48,950
Nomad Foods Ltd.(a)	34,816	948,040
Orkla	11,260	109,519
Tyson Foods, Inc., Class A(b)	937	74,932
Total		2,201,222
Household Products 0.3%
Colgate-Palmolive Co.(b)	4,218	321,369
Essity AB, Class B	530	17,168
Procter & Gamble Co. (The)	2,937	419,962
Total		758,499
Tobacco 0.5%
Imperial Brands PLC	7,876	166,193
Philip Morris International, Inc.	7,220	682,579
Swedish Match AB	43,999	387,948
Turning Point Brands, Inc.	5,727	218,599
Total		1,455,319
Total Consumer Staples		13,317,815
Energy 6.1%
Energy Equipment & Services 1.1%
ChampionX Corp.(a)	20,441	536,167
Halliburton Co.	28,423	710,291
Helmerich & Payne, Inc.(b)	15,367	476,992
National Energy Services Reunited Corp.(a)	31,152	364,478
Schlumberger NV	21,387	689,945
Subsea 7 SA	4,023	36,112
Total		2,813,985
Oil, Gas & Consumable Fuels 5.0%
ARC Resources Ltd.	4,016	38,518
Canadian Natural Resources Ltd.	865	36,764
Canadian Natural Resources Ltd.	15,195	645,940
Cenovus Energy, Inc.	97,572	1,166,827
ConocoPhillips Co.	8,125	605,231
Coterra Energy, Inc.	23,305	496,863
Devon Energy Corp.	20,104	805,768
Diamondback Energy, Inc.	6,775	726,212
Enerplus Corp.	84,977	804,727
Common Stocks (continued)
Issuer	Shares	Value ($)
ENI SpA	8,085	115,878
EOG Resources, Inc.	7,918	732,098
Equinor ASA	4,476	113,414
HollyFrontier Corp.	24,146	816,135
Imperial Oil Ltd.	2,272	76,921
Kosmos Energy Ltd.(a)	124,353	447,671
Marathon Petroleum Corp.	12,537	826,564
MEG Energy Corp.(a)	63,406	568,174
PDC Energy, Inc.	12,008	628,139
Pioneer Natural Resources Co.	3,404	636,480
Range Resources Corp.(a)	29,521	688,430
Suncor Energy, Inc.	4,319	113,594
Tourmaline Oil Corp.	4,474	161,702
Valero Energy Corp.	10,322	798,200
Viper Energy Partners LP	13,184	290,707
Whitehaven Coal Ltd.(a)	230,353	455,867
Whiting Petroleum Corp.(a)	10,350	674,096
Total		13,470,920
Total Energy		16,284,905
Financials 11.3%
Banks 5.7%
Banco BPM SpA	106,800	332,126
Banco Santander SA	140,654	533,513
Bank of America Corp.(b)	20,334	971,558
Bank of Nova Scotia (The)	4,020	263,561
BNP Paribas SA	5,139	343,990
Canadian Imperial Bank of Commerce	1,400	169,876
Citigroup, Inc.(b)	11,422	789,945
Commerzbank AG(a)	29,825	217,808
DBS Group Holdings Ltd.	9,200	214,984
DNB Bank ASA	7,698	183,187
East West Bancorp, Inc.	6,491	515,905
Fifth Third Bancorp	19,638	854,842
Hana Financial Group, Inc.	4,997	192,684
HSBC Holdings PLC	293,382	1,767,676
Huntington Bancshares, Inc.	43,747	688,578
ING Groep NV	29,657	449,864
JPMorgan Chase & Co.(b)	5,719	971,601
KeyCorp	34,822	810,308

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NatWest Group PLC	171,583	517,353
Nordea Bank Abp	31,233	382,505
Regions Financial Corp.	26,066	617,243
Standard Chartered PLC	136,218	921,243
Svenska Handelsbanken AB, Class A	11,876	136,127
Truist Financial Corp.	14,379	912,635
UniCredit SpA	32,846	434,206
United Overseas Bank Ltd.	11,600	230,589
Wells Fargo & Co.(b)	18,169	929,526
Total		15,353,433
Capital Markets 2.1%
Artisan Partners Asset Management, Inc., Class A	7,862	389,484
Azimut Holding SpA	4,029	116,028
Banca Generali SpA(a)	1,576	74,143
Bank of New York Mellon Corp. (The)	5,967	353,246
Carlyle Group, Inc. (The)(b)	14,674	823,945
CI Financial Corp.	1,722	39,265
Deutsche Bank AG, Registered Shares(a)	97,281	1,249,606
Goldman Sachs Group, Inc. (The)	1,558	643,999
Moody’s Corp.	1,843	744,848
Onex Capital	1,750	130,416
S&P Global, Inc.(b)	719	340,921
UBS AG	20,259	368,768
UBS Group AG, Registered Shares	14,081	255,570
Total		5,530,239
Consumer Finance 0.8%
Capital One Financial Corp.	3,788	572,102
Discover Financial Services	4,259	482,630
Navient Corp.	7,511	147,967
SLM Corp.	25,753	472,567
Synchrony Financial	11,771	546,763
Total		2,222,029
Diversified Financial Services 1.1%
Berkshire Hathaway, Inc., Class B(a),(b)	7,790	2,235,808
EXOR NV	3,966	374,117
Industrivarden AB, Class A	207	6,809
Industrivarden AB, Class C	10,742	349,422
Total		2,966,156
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.6%
Aegon NV	34,013	172,524
Ageas SA/NV	4,012	195,174
Allianz SE, Registered Shares	356	82,667
Allstate Corp. (The)	3,254	402,422
American International Group, Inc.	5,119	302,482
ASR Nederland NV	5,390	251,951
Assicurazioni Generali SpA	1,189	25,891
Baloise Holding AG, Registered Shares	205	32,669
Everest Re Group Ltd.	1,225	320,337
Fairfax Financial Holdings Ltd.	4,091	1,656,928
Helvetia Holding AG, Registered Shares, ADR	79	9,400
iA Financial Corp., Inc.	1,047	61,935
Manulife Financial Corp.	7,674	149,499
NN Group NV	4,825	257,929
RenaissanceRe Holdings Ltd.	1,146	162,503
Swiss Re AG	258	24,994
Unipol Gruppo SpA	42,143	242,044
Total		4,351,349
Total Financials		30,423,206
Health Care 11.5%
Biotechnology 2.8%
AbbVie, Inc.(b)	15,659	1,795,617
Alkermes PLC(a),(b)	6,927	209,819
Amgen, Inc.	2,444	505,835
Avid Bioservices, Inc.(a),(b)	7,231	221,847
Biogen, Inc.(a)	610	162,675
Catalyst Pharmaceuticals, Inc.(a),(b)	32,814	193,603
Dynavax Technologies Corp.(a),(b)	17,586	351,192
Eagle Pharmaceuticals, Inc.(a),(b)	7,669	401,625
Genmab A/S(a)	263	118,153
Halozyme Therapeutics, Inc.(a),(b)	11,212	426,841
Incyte Corp.(a),(b)	12,972	868,865
Ironwood Pharmaceuticals, Inc.(a),(b)	29,435	375,885
MiMedx Group, Inc.(a),(b)	55,507	380,223
Moderna, Inc.(a),(b)	1,423	491,234
Organogenesis Holdings, Inc.(a),(b)	21,286	233,720
Regeneron Pharmaceuticals, Inc.(a),(b)	236	151,026

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Swedish Orphan Biovitrum AB(a)	6,315	171,612
United Therapeutics Corp.(a),(b)	3,050	581,818
Total		7,641,590
Health Care Equipment & Supplies 2.0%
Abbott Laboratories(b)	8,052	1,037,822
Baxter International, Inc.(b)	5,341	421,725
Becton Dickinson and Co.(b)	3,677	880,972
Boston Scientific Corp.(a)	6,713	289,532
Demant A/S(a)	6,270	303,957
DiaSorin SpA	1,902	429,974
Envista Holdings Corp.(a)	6,454	252,351
Getinge AB, Series CPO	9,586	428,991
GN Store Nord AS	693	42,112
Koninklijke Philips NV	684	32,268
Medtronic PLC	1,894	227,015
Ortho Clinical Diagnostics Holdings PLC(a)	14,424	285,163
Sonova Holding AG	87	36,050
Stryker Corp.	1,114	296,402
Zimmer Biomet Holdings, Inc.	3,345	478,736
Total		5,443,070
Health Care Providers & Services 2.1%
Amedisys, Inc.(a)	866	146,649
AmerisourceBergen Corp.	810	98,836
Anthem, Inc.(b)	949	412,939
Centene Corp.(a)	4,941	351,997
Cigna Corp.(b)	1,730	369,545
CVS Health Corp.	6,208	554,250
Galenica AG	1,718	125,838
HCA Healthcare, Inc.	2,045	512,191
Humana, Inc.	844	390,907
Molina Healthcare, Inc.(a),(b)	268	79,253
R1 RCM, Inc.(a)	5,563	120,717
Sonic Healthcare Ltd.	26,688	809,834
UnitedHealth Group, Inc.	2,890	1,330,758
Universal Health Services, Inc., Class B	1,580	196,078
Total		5,499,792
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.8%
Agilent Technologies, Inc.(b)	4,257	670,435
Avantor, Inc.(a),(b)	18,943	764,918
Bio-Rad Laboratories, Inc., Class A(a),(b)	897	712,828
Bio-Techne Corp.(b)	567	296,910
Bruker Corp.(b)	3,886	312,046
Eurofins Scientific SE	4,997	589,721
ICON PLC(a)	1,043	299,101
IQVIA Holdings, Inc.(a)	597	156,068
Maravai LifeSciences Holdings, Inc., Class A(a),(b)	1,228	51,932
Mettler-Toledo International, Inc.(a),(b)	519	768,577
QIAGEN NV(a)	1,058	58,205
Sotera Health Co.(a)	12,473	308,083
Syneos Health, Inc.(a)	906	84,566
Tecan Group AG, Registered Shares	107	65,559
Thermo Fisher Scientific, Inc.	1,474	933,145
Waters Corp.(a),(b)	3,986	1,465,054
Total		7,537,148
Pharmaceuticals 1.8%
AstraZeneca PLC	2,859	357,665
Bausch Health Companies, Inc.(a)	901	25,255
Bayer AG, Registered Shares	1,705	96,090
H Lundbeck A/S	5,612	156,291
Jazz Pharmaceuticals PLC(a)	228	30,333
Johnson & Johnson(b)	9,720	1,583,193
Merck & Co., Inc.	514	45,258
Novartis AG, ADR	2,695	223,038
Novartis AG, Registered Shares	2,836	234,573
Novo Nordisk A/S, Class B	1,934	212,073
Orion Oyj, Class B	190	8,228
Pfizer, Inc.(b)	24,445	1,069,224
Roche Holding AG, Genusschein Shares	43	16,658
Sanofi	3,471	348,642
UCB SA	2,862	342,082
Total		4,748,603
Total Health Care		30,870,203

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 13.5%
Aerospace & Defense 1.3%
Boeing Co. (The)(a)	2,098	434,349
BWX Technologies, Inc.	12,406	703,916
General Dynamics Corp.	2,725	552,494
Hexcel Corp.(a)	11,617	659,149
Howmet Aerospace, Inc.	18,657	553,926
Leonardo-Finmeccanica SpA(a)	10,067	73,867
Maxar Technologies, Inc.	3,865	102,616
Saab AB, Class B	6,393	178,225
Textron, Inc.	4,775	352,634
Total		3,611,176
Air Freight & Logistics 0.7%
Deutsche Post AG	6,997	433,163
DSV A/S	646	150,142
Expeditors International of Washington, Inc.(b)	9,775	1,204,866
Total		1,788,171
Building Products 1.5%
Advanced Drainage Systems, Inc.	4,925	555,540
AGC, Inc.	6,100	303,753
Allegion PLC	2,981	382,462
AO Smith Corp.(b)	11,826	864,126
dorma+kaba Holding AG, Class B Registered Shares	102	75,603
Fletcher Building Ltd.	38,764	199,376
Geberit AG	61	47,638
Lennox International, Inc.(b)	112	33,519
Owens Corning(b)	11,500	1,074,215
Xinyi Glass Holdings Ltd.	130,000	366,333
Total		3,902,565
Commercial Services & Supplies 0.2%
Clean Harbors, Inc.(a)	4,568	514,083
ISS A/S(a)	189	3,771
Securitas AB	8,258	136,808
Total		654,662
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.0%
Hochtief AG	38	2,932
Skanska AB, Class B	1,492	37,935
SNC-Lavalin Group, Inc.	686	18,453
Total		59,320
Electrical Equipment 1.1%
ABB Ltd.	364	12,041
AMETEK, Inc.	2,508	332,059
Eaton Corp. PLC	1,747	287,836
Mitsubishi Electric Corp.	42,300	568,065
Prysmian SpA	5,441	205,719
Regal Rexnord Corp.	1,908	290,646
Sensata Technologies Holding(a)	9,115	502,237
Signify NV	6,023	291,853
Vertiv Holdings Co.	20,457	525,336
Total		3,015,792
Industrial Conglomerates 0.3%
3M Co.(b)	1,485	265,340
Jardine Matheson Holdings Ltd.	2,600	151,016
Nisshinbo Holdings, Inc.	7,200	55,573
Rheinmetall AG	2,589	251,203
Siemens AG, Registered Shares	509	82,754
Total		805,886
Machinery 2.3%
AGCO Corp.	3,189	389,728
Allison Transmission Holdings, Inc.	15,148	505,337
Altra Industrial Motion Corp.	4,127	215,223
Bucher Industries AG	167	84,284
Caterpillar, Inc.(b)	1,795	366,198
CNH Industrial NV	9,112	156,959
Cummins, Inc.(b)	4,255	1,020,519
Deere & Co.	626	214,286
Dover Corp.	2,118	358,111
GEA Group AG	1,460	71,907
Georg Fischer AG, Registered Shares	16	24,209
KION Group AG	493	53,850
KONE OYJ, Class B	889	60,629
Metso Outotec OYJ	8,322	83,606

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Middleby Corp. (The)(a)	1,253	228,597
NGK Insulators Ltd.	1,000	16,651
OC Oerlikon Corp AG	6,640	67,607
Oshkosh Corp.	2,416	258,512
Otis Worldwide Corp.	5,677	455,920
Parker-Hannifin Corp.	915	271,380
SKF AB, Class B	2,756	64,009
Trelleborg AB, Class B	2,972	68,022
Valmet OYJ	4,023	163,318
Volvo AB, B Shares	2,119	49,413
Wartsila OYJ	3,642	50,508
Westinghouse Air Brake Technologies Corp.	6,369	577,859
Yangzijiang Shipbuilding Holdings Ltd.	272,800	288,009
Total		6,164,651
Marine 0.6%
AP Moller - Maersk A/S, Class A	181	496,964
AP Moller - Maersk A/S, Class B	341	988,201
Kuehne & Nagel International AG	382	120,311
Total		1,605,476
Professional Services 3.3%
Adecco Group AG, Registered Shares	31,947	1,609,492
ASGN, Inc.(a)	5,596	669,617
DKSH Holding AG	1,723	138,107
Huron Consulting Group, Inc.(a)	9,196	461,271
Leidos Holdings, Inc.	6,216	621,476
Pagegroup PLC	56,689	515,143
Randstad NV	18,722	1,345,128
Robert Half International, Inc.(b)	9,102	1,029,163
Science Applications International Corp.	7,781	698,578
Stantec, Inc.	1,219	67,372
Teleperformance SA	1,002	418,547
Thomson Reuters Corp.	10,584	1,273,142
Total		8,847,036
Road & Rail 1.6%
AMERCO(b)	2,083	1,535,150
Canadian National Railway Co.	9,217	1,225,032
Knight-Swift Transportation Holdings, Inc.(b)	14,188	804,318
Norfolk Southern Corp.	1,582	463,605
Common Stocks (continued)
Issuer	Shares	Value ($)
TFI International, Inc.	1,117	123,857
Union Pacific Corp.	187	45,142
Total		4,197,104
Trading Companies & Distributors 0.6%
Brenntag SE	3,167	301,303
Finning International, Inc.	7,845	232,257
Kloeckner & Co., SE(a)	5,057	67,944
Toromont Industries Ltd.	592	52,670
Toyota Tsusho Corp.	10,100	438,100
WESCO International, Inc.(a)	4,884	632,771
Total		1,725,045
Transportation Infrastructure 0.0%
Atlantia SpA(a)	1,637	31,641
Total Industrials		36,408,525
Information Technology 12.1%
Communications Equipment 0.3%
Cisco Systems, Inc.(b)	15,490	866,975
Nokia OYJ(a)	5,311	30,483
Telefonaktiebolaget LM Ericsson, Class B	6,621	72,271
Total		969,729
Electronic Equipment, Instruments & Components 1.0%
Arrow Electronics, Inc.(a),(b)	14,969	1,732,662
Flex Ltd.(a),(b)	21,910	370,279
Jabil, Inc.	9,791	587,068
Total		2,690,009
IT Services 2.8%
Accenture PLC, Class A(b)	4,257	1,527,369
Amdocs Ltd.	4,957	385,853
Bechtle AG	167	12,527
Capgemini SE	2,942	685,966
CGI, Inc.(a)	1,422	127,033
Cognizant Technology Solutions Corp., Class A	9,829	767,547
Concentrix Corp.	3,986	708,232
Fidelity National Information Services, Inc.	2,867	317,492
FleetCor Technologies, Inc.(a)	2,636	652,173
Gartner, Inc.(a),(b)	2,963	983,449
Global Payments, Inc.	2,176	311,146

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Otsuka Corp.	900	44,331
Western Union Co. (The)(b)	51,682	941,646
Total		7,464,764
Semiconductors & Semiconductor Equipment 2.4%
Applied Materials, Inc.	5,274	720,692
ASML Holding NV	462	375,560
Broadcom, Inc.	1,084	576,330
Disco Corp.	1,500	404,396
Ferrotec Holdings Corp.	1,600	53,671
Infineon Technologies AG	968	45,333
KLA Corp.	1,272	474,151
Kulicke & Soffa Industries, Inc.(b)	8,832	503,424
Micron Technology, Inc.	7,179	496,069
NXP Semiconductors NV	2,002	402,122
ON Semiconductor Corp.(a)	5,854	281,402
Qorvo, Inc.(a),(b)	5,391	906,928
QUALCOMM, Inc.(b)	5,691	757,130
Sumco Corp.	21,000	401,281
Total		6,398,489
Software 4.7%
Bentley Systems, Inc., Class B(b)	2,822	166,921
Check Point Software Technologies Ltd.(a),(b)	8,221	983,232
Constellation Software, Inc.	500	878,713
Fair Isaac Corp.(a),(b)	137	54,553
Fortinet, Inc.(a),(b)	2,536	852,958
Microsoft Corp.(b)	9,338	3,096,668
NortonLifeLock, Inc.(b)	29,501	750,801
Open Text Corp.	5,591	281,628
Oracle Corp.(b)	4,549	436,431
Oracle Corp. Japan	10,500	993,557
PTC, Inc.(a),(b)	1,985	252,790
Software AG	399	16,410
SS&C Technologies Holdings, Inc.(b)	24,952	1,982,935
Trend Micro, Inc.	17,100	966,499
VMware, Inc., Class A(a),(b)	2,963	449,487
Zoom Video Communications, Inc., Class A(a),(b)	1,471	404,010
Total		12,567,593
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc.(b)	7,848	1,175,630
HP, Inc.(b)	9,129	276,883
NetApp, Inc.	7,185	641,621
Western Digital Corp.(a)	6,822	356,722
Total		2,450,856
Total Information Technology		32,541,440
Materials 4.3%
Chemicals 2.5%
Axalta Coating Systems Ltd.(a)	18,127	565,381
BASF SE	797	57,363
Corteva, Inc.	15,145	653,507
Covestro AG	4,965	317,952
Dow, Inc.(b)	20,496	1,147,161
DuPont de Nemours, Inc.	11,412	794,275
Evonik Industries AG	1,533	49,670
FMC Corp.	2,408	219,152
Ingevity Corp.(a)	3,025	235,678
LANXESS AG	1,208	81,398
Linde PLC	922	294,302
Mitsui Chemicals, Inc.	1,600	47,574
Mosaic Co. (The)	8,007	332,851
Nutrien Ltd.	941	65,770
Scotts Miracle-Gro Co. (The), Class A	1,778	263,962
Solvay SA	1,718	204,223
Tronox Holdings PLC, Class A	14,091	328,602
Umicore SA	2,206	126,484
Valvoline, Inc.	13,734	466,407
Wacker Chemie AG	914	165,166
Yara International ASA	5,606	292,986
Total		6,709,864
Construction Materials 0.2%
Buzzi Unicem SpA	13,533	315,636
HeidelbergCement AG	201	15,136
Holcim Ltd., Registered Shares(a)	3,997	199,381
Total		530,153

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.4%
Avery Dennison Corp.	1,465	318,960
Crown Holdings, Inc.	3,844	399,738
Graphic Packaging Holding Co.	13,123	261,541
Huhtamaki OYJ	2,785	121,435
Total		1,101,674
Metals & Mining 0.9%
Alamos Gold, Inc., Class A	958	7,106
ArcelorMittal SA	4,384	148,268
Aurubis AG	2,748	236,795
Barrick Gold Corp.	653	11,983
BlueScope Steel Ltd.	40,412	631,482
Boliden AB	2,694	94,975
Endeavour Mining PLC	550	13,972
Ferroglobe PLC(a)	54,365	360,440
First Quantum Minerals Ltd.	1,998	47,302
Kinross Gold Corp.	20,945	125,914
Lundin Mining Corp.	15,179	132,093
Norsk Hydro ASA	7,924	58,205
Nucor Corp.(b)	3,617	403,838
Rio Tinto Ltd.	377	25,829
SSAB AB, Class A(a)	25,831	147,194
Teck Resources Ltd., Class B	4,061	113,338
ThyssenKrupp AG(a)	2,869	29,865
Yamana Gold, Inc.	2,091	8,211
Total		2,596,810
Paper & Forest Products 0.3%
Oji Holdings Corp.	28,600	141,763
Stora Enso OYJ, Class R	4,296	71,483
UPM-Kymmene OYJ	3,297	116,354
West Fraser Timber Co., Ltd.	4,811	385,199
Total		714,799
Total Materials		11,653,300
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.9%
Equity Real Estate Investment Trusts (REITS) 0.6%
Canadian Apartment Properties REIT	11,100	541,995
Dexus Property Group	24,951	204,668
Host Hotels & Resorts, Inc.(a)	17,399	292,825
Iron Mountain, Inc.(b)	1,933	88,222
Klepierre	9,545	227,231
Ventas, Inc.	5,194	277,204
Total		1,632,145
Real Estate Management & Development 0.3%
CK Asset Holdings Ltd.	144,500	892,585
New World Development Co., Ltd.	2,000	8,675
Total		901,260
Total Real Estate		2,533,405
Utilities 1.5%
Electric Utilities 0.7%
BKW AG	551	73,001
Electricite de France SA	75,774	1,116,754
Fortum OYJ	3,767	112,031
NRG Energy, Inc.(b)	13,635	543,900
Total		1,845,686
Gas Utilities 0.1%
Italgas SpA	24,802	157,579
Independent Power and Renewable Electricity Producers 0.2%
Drax Group PLC	56,359	409,889
Uniper SE	2,977	131,604
Total		541,493
Multi-Utilities 0.3%
A2A SpA	69,349	145,934
Atco Ltd., Class I	2,454	83,281
CenterPoint Energy, Inc.	7,942	206,810
E.ON SE	3,623	45,939
Hera	45,923	187,882
RWE AG	2,244	86,375
Total		756,221

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.2%
Pennon Group PLC	43,432	692,764
Total Utilities		3,993,743
Total Common Stocks (Cost $174,600,876)		218,387,639

Preferred Stocks 0.3%
Issuer	Shares	Value ($)
Consumer Discretionary 0.2%
Automobiles 0.2%
BMW AG	1,379	117,548
Volkswagen AG	1,433	321,611
Total		439,159
Total Consumer Discretionary		439,159
Consumer Staples 0.0%
Household Products 0.0%
Henkel AG & Co. KGaA	1,330	119,152
Total Consumer Staples		119,152
Health Care 0.1%
Health Care Equipment & Supplies 0.1%
Draegerwerk AG & Co. KGaA	1,993	156,896
Total Health Care		156,896
Total Preferred Stocks (Cost $690,842)		715,207

Warrants 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Vista Oil & Gas SAB de CV(a),(c),(d)	692,543	140,271
Total Energy		140,271
Total Warrants (Cost $137,248)		140,271

Money Market Funds 11.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.072%(e),(f)	30,147,172	30,144,157
Total Money Market Funds (Cost $30,140,647)		30,144,157
Total Investments (Cost $205,569,613)		249,387,274

Investments in Securities Sold Short

Common Stocks (36.0)%
Issuer	Shares	Value ($)
Communication Services (1.6)%
Diversified Telecommunication Services (0.3)%
BCE, Inc.	(385)	(19,819)
Elisa OYJ	(1,177)	(71,032)
Infrastrutture Wireless Italiane SpA	(23,658)	(261,376)
Proximus SADP	(6,518)	(122,744)
Swisscom AG, Registered Shares	(53)	(28,860)
Telia Co. AB	(84,114)	(331,312)
United Internet AG, Registered Shares	(1,913)	(70,591)
Total		(905,734)
Entertainment (0.6)%
Bilibili Inc., ADR(a)	(784)	(57,467)
Cinemark Holdings Inc(a)	(11,310)	(212,628)
CTS Eventim AG & Co. KGaA(a)	(2,507)	(182,336)
Embracer Group AB(a)	(64,094)	(597,783)
IMAX Corp.(a)	(13,366)	(251,949)
Live Nation Entertainment, Inc.(a)	(3,916)	(396,103)
Total		(1,698,266)
Interactive Media & Services (0.2)%
Adevinta ASA(a)	(9,726)	(160,657)
Angi, Inc.(a)	(5,097)	(63,865)
Scout24 SE	(1,046)	(72,850)
Twitter, Inc.(a)	(4,980)	(266,629)
Total		(564,001)
Media (0.5)%
Informa PLC(a)	(14,460)	(102,868)
JCDecaux SA(a)	(11,053)	(288,376)
New York Times Co. (The)	(8,164)	(445,673)
Pearson PLC	(27,921)	(229,751)
Schibsted ASA, Class A	(1,694)	(87,521)
Stroeer SE & Co. KGaA	(756)	(64,116)
Total		(1,218,305)
Wireless Telecommunication Services (0.0)%
Tele2 AB, Class B	(2,074)	(29,312)
Total Communication Services		(4,415,618)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary (6.2)%
Auto Components (0.4)%
Aptiv PLC(a)	(383)	(66,217)
Brembo SpA	(1,366)	(17,942)
Continental AG(a)	(656)	(77,127)
Dometic Group AB(g)	(26,424)	(385,406)
Fox Factory Holding Corp.(a)	(2,813)	(452,752)
Luminar Technologies, Inc.(a)	(4,935)	(80,885)
Pirelli & C SpA	(2,823)	(17,362)
Vitesco Technologies Group AG, Class A(a)	(59)	(3,383)
Total		(1,101,074)
Automobiles (0.6)%
Aston Martin Lagonda Global Holdings PLC(a),(g)	(16,223)	(378,680)
Ferrari NV	(2,885)	(684,573)
Fisker, Inc.(a)	(24,962)	(400,640)
Total		(1,463,893)
Distributors (0.0)%
D’ieteren Group	(33)	(5,690)
Diversified Consumer Services (0.0)%
WW International, Inc.(a)	(4,428)	(76,870)
Hotels, Restaurants & Leisure (1.8)%
Caesars Entertainment, Inc.(a)	(3,041)	(332,868)
Carnival Corp.(a)	(7,844)	(173,823)
Choice Hotels International, Inc.	(1,010)	(142,026)
Domino’s Pizza Group PLC	(43,718)	(231,595)
DraftKings, Inc., Class A(a)	(7,199)	(335,401)
Evolution AB	(483)	(78,411)
Hyatt Hotels Corp., Class A(a)	(3,740)	(318,648)
Oriental Land Co., Ltd.	(4,200)	(663,347)
Papa John’s International, Inc.	(2,267)	(281,289)
PointsBet Holdings Ltd.(a)	(46,185)	(290,064)
Restaurant Brands International, Inc.	(3,697)	(209,316)
Royal Caribbean Cruises Ltd.(a)	(2,271)	(191,741)
Shake Shack, Inc., Class A(a)	(1,343)	(92,895)
Vail Resorts, Inc.	(581)	(200,277)
Whitbread PLC(a)	(21,354)	(955,330)
Wynn Resorts Ltd.(a)	(4,244)	(381,111)
Total		(4,878,142)

Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables (0.9)%
Berkeley Group Holdings PLC	(13,068)	(779,488)
Fujitsu General Ltd.	(4,000)	(98,088)
Hovnanian Enterprises, Inc., Class A(a)	(4,576)	(385,574)
LGI Homes, Inc.(a)	(1,337)	(199,614)
Purple Innovation, Inc.(a)	(21,725)	(419,292)
Vuzix Corp.(a)	(38,754)	(414,280)
Total		(2,296,336)
Internet & Direct Marketing Retail (1.2)%
Chewy, Inc., Class A(a)	(3,751)	(284,326)
Delivery Hero SE(a)	(11,010)	(1,373,223)
Fiverr International Ltd.(a)	(990)	(168,646)
Just Eat Takeaway.com NV(a)	(4,761)	(342,008)
Overstock.com, Inc.(a)	(2,613)	(248,836)
Prosus NV(a)	(5,612)	(494,322)
Stitch Fix, Inc., Class A(a)	(2,403)	(83,144)
Zalando SE(a)	(2,625)	(248,012)
Total		(3,242,517)
Leisure Products (0.1)%
Peloton Interactive, Inc.(a)	(1,168)	(106,802)
Multiline Retail (0.0)%
Dollarama, Inc.	(1,519)	(68,659)
Specialty Retail (0.9)%
CarLotz, Inc.(a)	(33,639)	(121,100)
Carvana Co.(a)	(813)	(246,485)
Dick’s Sporting Goods, Inc.	(1,691)	(210,039)
Dufry AG, Registered Shares(a)	(6,154)	(325,832)
Fast Retailing Co., Ltd.	(300)	(199,145)
Floor & Decor Holdings, Inc., Class A(a)	(1,858)	(252,539)
RH(a)	(205)	(135,224)
Shift Technologies, Inc.(a)	(51,155)	(349,389)
Vroom, Inc.(a)	(19,729)	(377,416)
Williams-Sonoma Inc	(1,379)	(256,122)
Total		(2,473,291)

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods (0.3)%
Adidas AG	(201)	(65,788)
Canada Goose Holdings, Inc.(a)	(3,685)	(136,669)
Crocs, Inc.(a)	(1,547)	(249,763)
HUGO BOSS AG	(1,395)	(87,351)
Moncler SpA	(1,597)	(114,927)
Puma SE	(1,183)	(146,751)
Salvatore Ferragamo SpA(a)	(3,420)	(72,771)
Total		(874,020)
Total Consumer Discretionary		(16,587,294)
Consumer Staples (2.5)%
Beverages (0.5)%
Anheuser-Busch InBev SA/NV	(4,054)	(247,972)
Davide Campari-Milano NV	(14,067)	(199,810)
Fevertree Drinks PLC	(10,692)	(332,012)
Heineken NV	(3,155)	(349,224)
National Beverage Corp.	(4,471)	(252,165)
Royal Unibrew AS	(164)	(20,373)
Total		(1,401,556)
Food & Staples Retailing (0.3)%
Grocery Outlet Holding, Corp.(a)	(3,768)	(83,612)
Metro, Inc.	(198)	(9,962)
Ocado Group PLC(a)	(26,921)	(664,426)
Rite Aid Corp.(a)	(6,588)	(89,531)
Total		(847,531)
Food Products (1.0)%
AAK AB	(1,247)	(27,275)
B&G Foods, Inc.	(9,472)	(278,856)
Bakkafrost P/F	(1,483)	(137,183)
Barry Callebaut AG, Registered Shares	(7)	(16,211)
Beyond Meat, Inc.(a)	(2,578)	(255,170)
Cal-Maine Foods, Inc.	(9,072)	(327,136)
Campbell Soup Co.	(6,724)	(268,624)
Chocoladefabriken Lindt & Spruengli AG	(20)	(235,692)
Hormel Foods Corp.	(6,408)	(271,187)
JDE Peet’s NV	(2,561)	(74,573)
Mowi ASA	(7,189)	(208,461)
Nestlé SA, Registered Shares	(1,705)	(224,902)

Common Stocks (continued)
Issuer	Shares	Value ($)
Nissin Foods Holdings Co., Ltd.	(3,700)	(282,828)
Salmar ASA	(1,313)	(100,170)
Saputo, Inc.	(1,535)	(36,663)
Total		(2,744,931)
Household Products (0.4)%
Clorox Co. (The)	(2,065)	(336,616)
Essity AB, Class B	(9,526)	(308,563)
Kimberly-Clark Corp.	(3,031)	(392,484)
Total		(1,037,663)
Personal Products (0.2)%
Beiersdorf AG	(2,649)	(281,677)
Kose Corp.	(2,000)	(232,252)
Total		(513,929)
Tobacco (0.1)%
Swedish Match AB	(17,608)	(155,253)
Total Consumer Staples		(6,700,863)
Energy (2.3)%
Energy Equipment & Services (0.1)%
Saipem SpA(a)	(59,728)	(130,862)
SBM Offshore NV	(4,730)	(74,679)
Tenaris SA	(1,674)	(18,642)
Total		(224,183)
Oil, Gas & Consumable Fuels (2.2)%
Cameco Corp.	(20,435)	(496,510)
Enbridge, Inc.	(260)	(10,891)
Euronav NV	(27,681)	(294,570)
Gevo, Inc.(a)	(89,480)	(646,940)
Green Plains, Inc.(a)	(6,142)	(233,089)
Hess Corp.	(7,212)	(595,495)
Keyera Corp.	(40,959)	(1,049,789)
Koninklijke Vopak NV	(1,382)	(55,001)
Neste OYJ	(16,644)	(926,602)
Parkland Corp.	(941)	(27,380)
Pembina Pipeline Corp.	(24,506)	(811,256)
Renewable Energy Group, Inc.(a)	(4,969)	(318,016)
TC Energy Corp.	(2,208)	(119,445)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	17

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Thai Oil PCL	(256,100)	(429,757)
Williams Companies, Inc. (The)	(2,164)	(60,787)
Total		(6,075,528)
Total Energy		(6,299,711)
Financials (4.8)%
Banks (2.4)%
Bank of Hawaii Corp.	(4,695)	(396,728)
Commerce Bancshares, Inc.	(6,131)	(432,297)
Commonwealth Bank of Australia	(6,296)	(499,035)
Community Bank System, Inc.	(6,275)	(449,729)
Cullen/Frost Bankers, Inc.	(3,771)	(488,344)
CVB Financial Corp.	(19,738)	(395,155)
DBS Group Holdings Ltd.	(1,500)	(35,052)
FinecoBank Banca Fineco SpA(a)	(25,229)	(481,818)
First Financial Bankshares, Inc.	(9,399)	(476,717)
Glacier Bancorp, Inc.	(6,488)	(358,722)
Hang Seng Bank Ltd.	(24,100)	(457,971)
HSBC Holdings PLC	(12,674)	(76,363)
Independent Bank Corp.	(3,014)	(254,683)
Intesa Sanpaolo SpA	(39,029)	(110,927)
Mediobanca Banca di Credito Finanziario SpA(a)	(23,679)	(282,555)
National Bank of Canada	(834)	(69,046)
Nordea Bank Abp	(1,516)	(18,566)
Royal Bank of Canada	(326)	(33,933)
Skandinaviska Enskilda Banken AB, Class A	(10,942)	(171,109)
Trustmark Corp.	(4,401)	(139,996)
United Bankshares, Inc.	(11,640)	(430,564)
Westamerica Bancorporation	(7,458)	(415,858)
Total		(6,475,168)
Capital Markets (1.1)%
Brookfield Asset Management, Inc., Class A	(3,544)	(213,969)
Credit Suisse Group AG, Registered Shares	(49,448)	(514,344)
Deutsche Bank AG(a)	(30,471)	(391,410)
EQT AB	(6,384)	(337,202)
Franklin Resources, Inc.	(4,607)	(145,074)
Hamilton Lane, Inc., Class A	(1,427)	(149,136)
Hargreaves Lansdown PLC	(13,929)	(293,107)
Partners Group Holding AG	(119)	(207,888)

Common Stocks (continued)
Issuer	Shares	Value ($)
TMX Group Ltd.	(1,001)	(108,374)
WisdomTree Investments, Inc.	(74,621)	(476,828)
Total		(2,837,332)
Consumer Finance (0.3)%
Credit Acceptance Corp.(a)	(798)	(477,371)
Zip Co., Ltd.(a)	(93,866)	(463,917)
Total		(941,288)
Diversified Financial Services (0.0)%
Element Fleet Management Corp.	(7,307)	(79,411)
Insurance (1.0)%
eHealth, Inc.(a)	(1,067)	(47,321)
Gjensidige Forsikring ASA	(3,429)	(85,377)
GoHealth, Inc., Class A(a)	(10,263)	(55,420)
Hannover Rueck SE	(1,573)	(287,205)
Intact Financial Corp.	(864)	(115,826)
Japan Post Holdings Co., Ltd.(a)	(27,900)	(214,381)
Lemonade, Inc.(a)	(8,647)	(537,498)
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	(362)	(107,183)
Prudential PLC	(14,029)	(286,303)
RLI Corp.	(2,862)	(309,983)
Sampo OYJ	(5,636)	(299,617)
Sun Life Financial, Inc.	(316)	(18,009)
Tryg A/S	(6,940)	(164,708)
Zurich Insurance Group AG	(234)	(103,714)
Total		(2,632,545)
Total Financials		(12,965,744)
Health Care (3.9)%
Biotechnology (1.1)%
Allogene Therapeutics, Inc.(a)	(4,266)	(73,546)
Alnylam Pharmaceuticals, Inc.(a)	(610)	(97,332)
Argenx SE(a)	(3,269)	(984,162)
CureVac NV(a)	(2,038)	(81,663)
Epizyme, Inc.(a)	(14,499)	(60,896)
Exact Sciences Corp.(a)	(9,161)	(872,310)
Galapagos NV(a)	(2,311)	(122,553)
Global Blood Therapeutics, Inc.(a)	(1,949)	(71,177)
Idorsia Ltd.(a)	(14,793)	(304,559)
Inovio Pharmaceuticals, Inc.(a)	(6,691)	(47,774)

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Myriad Genetics, Inc.(a)	(5,060)	(155,696)
Oxford Nanopore Technologies PLC(a)	(15,495)	(118,434)
Rubius Therapeutics, Inc.(a)	(3,865)	(54,922)
Total		(3,045,024)
Health Care Equipment & Supplies (0.7)%
Alcon, Inc.	(756)	(62,687)
Ambu A/S	(16,440)	(467,996)
Carl Zeiss Meditec AG	(1,680)	(338,336)
Coloplast A/S, Class B	(242)	(39,523)
DiaSorin SpA	(362)	(81,835)
Elekta AB, Class B	(2,565)	(29,868)
Glaukos Corp.(a)	(2,089)	(95,488)
Nevro Corp.(a)	(357)	(40,605)
Quidel Corp.(a)	(1,169)	(155,208)
Siemens Healthineers AG	(5,625)	(374,096)
SmileDirectClub, Inc.(a)	(7,299)	(37,590)
Straumann Holding AG, Registered Shares	(148)	(308,091)
Total		(2,031,323)
Health Care Providers & Services (0.9)%
Accolade, Inc.(a)	(10,876)	(432,756)
Alignment Healthcare, Inc.(a)	(5,838)	(115,943)
Amplifon SpA	(3,073)	(156,379)
Fresenius Medical Care AG & Co KGaA	(412)	(27,369)
Fulgent Genetics, Inc.(a)	(1,118)	(92,704)
Hims & Hers Health, Inc.(a)	(16,360)	(127,608)
Oak Street Health, Inc.(a)	(28,190)	(1,331,414)
Progyny, Inc.(a)	(1,579)	(96,998)
Total		(2,381,171)
Health Care Technology (0.2)%
CompuGroup Medical SE & Co KgaA	(905)	(75,639)
GoodRx Holdings, Inc., Class A(a)	(3,250)	(144,950)
Multiplan Corp.(a)	(18,662)	(80,433)
Teladoc Health, Inc.(a)	(978)	(146,299)
Total		(447,321)

Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services (0.2)%
Bachem Holding AG, Registered B Shares	(116)	(93,376)
Evotec SE(a)	(4,007)	(194,239)
Gerresheimer AG	(2,005)	(183,964)
Lonza Group AG, Registered Shares	(230)	(189,014)
Total		(660,593)
Pharmaceuticals (0.8)%
Aclaris Therapeutics, Inc.(a)	(19,144)	(332,148)
Canopy Growth Corp.(a)	(72,063)	(911,269)
Cassava Sciences, Inc.(a)	(2,530)	(109,119)
Merck KGaA	(346)	(81,769)
Nippon Shinyaku Co., Ltd.	(2,400)	(192,280)
Novo Nordisk A/S, Class B	(34)	(3,728)
Provention Bio, Inc.(a)	(22,743)	(142,371)
Recordati Industria Chimica e Farmaceutica SpA	(1,025)	(64,223)
Royalty Pharma PLC, Class A	(3,507)	(138,632)
Vifor Pharma AG	(718)	(92,712)
Total		(2,068,251)
Total Health Care		(10,633,683)
Industrials (6.2)%
Aerospace & Defense (0.2)%
Boeing Co. (The)(a)	(1,338)	(277,006)
CAE, Inc.(a)	(897)	(27,201)
MTU Aero Engines AG	(693)	(154,357)
Virgin Galactic Holdings, Inc.(a)	(6,618)	(124,088)
Total		(582,652)
Air Freight & Logistics (0.4)%
Cargojet, Inc.	(3,841)	(611,562)
ZTO Express Cayman, Inc., ADR	(14,669)	(430,242)
Total		(1,041,804)
Airlines (1.0)%
Air Canada(a)	(18,980)	(340,309)
Blade Air Mobility, Inc.(a)	(31,913)	(302,216)
Deutsche Lufthansa AG, Registered Shares(a)	(3,304)	(21,841)
JET2 PLC(a)	(16,272)	(270,833)
Qantas Airways Ltd.(a)	(146,093)	(591,682)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	19

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore Airlines Ltd.(a)	(139,000)	(535,435)
Spirit Airlines, Inc.(a)	(22,768)	(497,481)
Total		(2,559,797)
Building Products (0.5)%
ASSA ABLOY AB, Class B	(487)	(14,290)
Belimo Holding AG, Registered Shares	(25)	(14,526)
Lennox International, Inc.	(1,318)	(394,451)
Nibe Industrier AB, Class B	(8,645)	(128,583)
ROCKWOOL International A/S, Class B	(277)	(126,676)
Trex Co., Inc.(a)	(2,576)	(274,086)
Xinyi Glass Holdings Ltd.	(100,000)	(281,795)
Total		(1,234,407)
Commercial Services & Supplies (0.3)%
Boyd Group Services, Inc.	(87)	(16,885)
GFL Environmental, Inc.	(1,482)	(60,940)
Healthcare Services Group, Inc.	(5,573)	(106,946)
MSA Safety, Inc.	(2,327)	(356,101)
Ritchie Bros. Auctioneers, Inc.	(312)	(21,325)
Tomra Systems ASA	(2,176)	(140,636)
Total		(702,833)
Construction & Engineering (0.2)%
AECOM(a)	(4,803)	(328,381)
Sweco AB, Class B	(4,397)	(70,015)
WSP Global, Inc.	(468)	(63,446)
Total		(461,842)
Electrical Equipment (2.4)%
Array Technologies, Inc.(a)	(21,529)	(459,644)
Ballard Power Systems, Inc.(a)	(91,423)	(1,656,931)
ITM Power PLC(a)	(74,458)	(497,923)
NEL ASA(a)	(67,257)	(142,401)
Plug Power, Inc.(a)	(39,675)	(1,518,362)
PowerCell Sweden AB(a)	(4,238)	(94,717)
Siemens Energy AG(a)	(179)	(5,137)
Sunrun, Inc.(a)	(22,098)	(1,274,613)
Varta AG	(1,112)	(171,368)
Vestas Wind Systems A/S	(13,789)	(596,093)
Total		(6,417,189)

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates (0.0)%
Keppel Corp., Ltd.	(20,800)	(83,004)
Lifco AB, Class B	(1,166)	(33,999)
Total		(117,003)
Machinery (0.6)%
Aalberts NV	(250)	(13,837)
Alfa Laval AB	(233)	(9,995)
Atlas Copco AB, Class A	(2,751)	(177,161)
Enerpac Tool Group Corp.	(13,232)	(276,416)
Epiroc AB, Class A	(3,837)	(95,470)
Interpump Group SpA	(111)	(8,177)
Knorr-Bremse AG	(248)	(26,174)
NTN Corp.(a)	(90,100)	(195,385)
Proto Labs, Inc.(a)	(2,379)	(142,288)
Rational AG	(251)	(249,129)
Schindler Holding AG	(182)	(47,391)
Sulzer AG, Registered Shares	(304)	(29,885)
VAT Group AG	(691)	(330,319)
Total		(1,601,627)
Professional Services (0.2)%
Dun & Bradstreet Holdings, Inc.(a)	(11,506)	(216,773)
Nielsen Holdings PLC	(14,146)	(286,457)
Wolters Kluwer NV	(856)	(89,639)
Total		(592,869)
Road & Rail (0.1)%
Full Truck Alliance Co., Ltd., ADR(a)	(16,024)	(228,342)
Trading Companies & Distributors (0.2)%
Beijer Ref AB	(842)	(17,279)
IMCD NV	(794)	(176,303)
Indutrade AB	(1,385)	(40,375)
MonotaRO Co., Ltd.	(19,200)	(437,602)
Total		(671,559)

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Transportation Infrastructure (0.1)%
Flughafen Zurich AG(a)	(729)	(131,648)
Fraport AG Frankfurt Airport Services Worldwide(a)	(2,972)	(212,711)
Groupe Eurotunnel SE	(641)	(9,866)
SATS Ltd(a)	(10,500)	(32,656)
Total		(386,881)
Total Industrials		(16,598,805)
Information Technology (3.5)%
Communications Equipment (0.0)%
Nokia OYJ(a)	(9,034)	(51,851)
Electronic Equipment, Instruments & Components (0.5)%
Adyen NV(a)	(25)	(75,433)
Hexagon AB, Class B	(5,059)	(81,418)
Hirose Electric Co., Ltd.	(1,500)	(250,846)
Itron, Inc.(a)	(2,832)	(220,244)
MicroVision, Inc.(a)	(28,939)	(220,226)
Novanta, Inc.(a)	(2,728)	(470,744)
Total		(1,318,911)
IT Services (0.7)%
Bechtle AG	(6,337)	(475,362)
BigCommerce Holdings, Inc., Series 1(a)	(202)	(9,334)
Jack Henry & Associates, Inc.	(1,534)	(255,380)
Nexi SpA(a)	(23,437)	(407,503)
Nuvei Corp.(a)	(65)	(7,812)
Okta, Inc.(a)	(1,236)	(305,515)
Shopify, Inc., Class A(a)	(71)	(103,667)
Twilio, Inc.(a)	(874)	(254,649)
Total		(1,819,222)
Semiconductors & Semiconductor Equipment (0.7)%
Allegro MicroSystems, Inc.(a)	(9,206)	(307,112)
ams AG(a)	(8,670)	(171,652)
ASM International NV	(82)	(37,112)
Canadian Solar, Inc.(a)	(3,651)	(151,699)
Melexis NV	(2,587)	(298,375)
SolarEdge Technologies, Inc.(a)	(433)	(153,576)
Wolfspeed, Inc.(a)	(3,416)	(410,296)
Xinyi Solar Holdings Ltd.	(104,000)	(216,035)
Total		(1,745,857)

Common Stocks (continued)
Issuer	Shares	Value ($)
Software (1.5)%
Appfolio, Inc., Class A(a)	(2,030)	(267,331)
Appian Corp.(a)	(1,838)	(182,716)
Blackberry Ltd.(a)	(1,087)	(11,743)
Blackline, Inc.(a)	(3,352)	(425,268)
Ceridian HCM Holding, Inc.(a)	(2,760)	(345,690)
Constellation Software, Inc.	(17)	(29,876)
Descartes Systems Group, Inc. (The)(a)	(152)	(12,413)
Duck Creek Technologies, Inc.(a)	(5,961)	(187,772)
Guidewire Software, Inc.(a)	(3,705)	(465,830)
Kinaxis, Inc.(a)	(353)	(54,787)
Lightspeed Commerce, Inc.(a)	(471)	(45,909)
Nemetschek SE	(2,289)	(262,815)
Palantir Technologies, Inc., Class A(a)	(7,765)	(200,958)
Q2 Holdings, Inc.(a)	(3,636)	(285,281)
SAP SE	(1,147)	(166,098)
SimCorp A/S	(534)	(64,664)
Sinch AB(a)	(21,803)	(415,015)
Splunk, Inc.(a)	(1,441)	(237,506)
TeamViewer AG(a)	(8,655)	(129,178)
Temenos AG, Registered Shares	(600)	(91,858)
Wisetech Global Ltd.	(4,891)	(190,621)
Total		(4,073,329)
Technology Hardware, Storage & Peripherals (0.1)%
Canon, Inc.	(11,700)	(266,051)
Logitech International SA, Registered Shares	(552)	(46,176)
Total		(312,227)
Total Information Technology		(9,321,397)
Materials (3.8)%
Chemicals (1.7)%
Akzo Nobel NV	(425)	(48,840)
Christian Hansen Holding A/S	(3,146)	(250,311)
Danimer Scientific, Inc.(a)	(15,934)	(235,186)
Diversey Holdings Ltd.(a)	(15,643)	(272,188)
Ecolab, Inc.	(650)	(144,443)
EMS-Chemie Holding AG, Registered Shares	(158)	(156,724)
Givaudan SA, Registered Shares	(42)	(197,901)
International Flavors & Fragrances, Inc.	(81)	(11,943)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	21

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Johnson Matthey PLC	(3,582)	(133,879)
Koninklijke DSM NV	(1,338)	(292,324)
Nippon Paint Holdings Co., Ltd.	(80,500)	(861,337)
Novozymes A/S, Class B	(2,506)	(184,339)
OCI NV(a)	(200)	(5,670)
Quaker Chemical Corp.	(1,131)	(278,045)
Sika AG	(1,325)	(448,883)
Symrise AG	(1,379)	(190,746)
Umicore SA	(7,693)	(441,090)
Yara International ASA	(7,205)	(376,554)
Total		(4,530,403)
Construction Materials (0.1)%
Sumitomo Osaka Cement Co., Ltd.	(5,700)	(159,719)
Containers & Packaging (0.2)%
CCL Industries, Inc., Class B	(210)	(11,479)
Greif, Inc., Class A	(3,209)	(207,558)
International Paper Co.	(3,883)	(192,869)
SIG Combibloc Group AG(a)	(5,382)	(140,754)
Total		(552,660)
Metals & Mining (1.6)%
Agnico Eagle Mines Ltd.	(363)	(19,268)
Antofagasta PLC	(23,926)	(466,682)
Aperam SA	(89)	(5,306)
Bellevue Gold Ltd.(a)	(207,878)	(133,832)
Cleveland-Cliffs, Inc.(a)	(11,434)	(275,674)
Compass Minerals International, Inc.	(7,370)	(483,472)
Franco-Nevada Corp.	(1,415)	(201,903)
Ivanhoe Mines Ltd., Class A(a)	(136,600)	(1,071,740)
KGHM Polska Miedz SA	(7,657)	(294,436)
Lithium Americas Corp.(a)	(17,800)	(516,338)
Northern Star Resources Ltd.	(28,303)	(195,937)
Pan American Silver Corp.	(1,679)	(42,965)
Southern Copper Corp.	(7,812)	(468,642)
SSR Mining, Inc.	(2,577)	(40,646)
Wheaton Precious Metals Corp.	(3,346)	(135,073)
Total		(4,351,914)

Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products (0.2)%
Holmen AB, B Shares	(2,592)	(115,075)
Nippon Paper Industries Co., Ltd.	(36,800)	(377,211)
Svenska Cellulosa AB SCA, Class B	(6,688)	(104,501)
Total		(596,787)
Total Materials		(10,191,483)
Real Estate (0.7)%
Equity Real Estate Investment Trusts (REITS) (0.4)%
Alexandria Real Estate Equities, Inc.	(1,348)	(275,181)
EastGroup Properties, Inc.	(1,260)	(249,203)
Extra Space Storage, Inc.	(888)	(175,264)
SL Green Realty Corp.	(3,677)	(257,647)
Total		(957,295)
Real Estate Management & Development (0.3)%
City Developments Ltd.	(9,200)	(49,942)
Howard Hughes Corp. (The)(a)	(2,980)	(259,647)
KE Holdings, Inc., ADR(a)	(2,466)	(44,931)
Redfin Corp.(a)	(10,664)	(547,490)
Total		(902,010)
Total Real Estate		(1,859,305)
Utilities (0.5)%
Electric Utilities (0.3)%
Elia Group SA/NV	(1,355)	(158,079)
Emera, Inc.	(2,823)	(131,341)
Enel SpA	(12,259)	(102,630)
Ørsted AS	(2,085)	(294,491)
Terna - Rete Elettrica Nazionale	(19,611)	(146,118)
Total		(832,659)
Gas Utilities (0.1)%
AltaGas, Ltd.	(676)	(13,994)
Snam SpA	(18,548)	(105,052)
Total		(119,046)
Independent Power and Renewable Electricity Producers (0.1)%
Boralex, Inc., Class A	(3,611)	(111,750)
Capital Power Corp.	(258)	(8,474)
Innergex Renewable Energy, Inc.	(8,253)	(137,372)
TransAlta Renewables, Inc.	(1,796)	(26,586)
Total		(284,182)

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities (0.0)%
Algonquin Power & Utilities Corp.	(5,990)	(86,346)
Total Utilities		(1,322,233)
Total Common Stocks (Proceeds $95,452,993)		(96,896,136)

Preferred Stocks (0.0)%
Issuer	Shares	Value ($)
Health Care (0.0)%
Health Care Equipment & Supplies (0.0)%
Sartorius AG	(88)	(57,001)
Total Health Care		(57,001)
Preferred Stocks (continued)
Issuer	Shares	Value ($)
Materials (0.0)%
Chemicals (0.0)%
Fuchs Petrolub SE	(1,272)	(60,935)
Total Materials		(60,935)
Total Preferred Stocks (Proceeds $108,678)		(117,936)
Total Investments in Securities Sold Short (Proceeds $95,561,671)		(97,014,072)

Total Investments in Securities, Net of Securities Sold Short	152,373,202
Other Assets & Liabilities, Net	117,056,561
Net Assets	269,429,763

At October 31, 2021, securities and/or cash totaling $179,413,096 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,000 AUD	3,683 USD	Citi	12/15/2021	—	(79)
64,000 CAD	51,791 USD	Citi	12/15/2021	74	—
100,500 CAD	78,884 USD	Citi	12/15/2021	—	(2,327)
102,500 CHF	112,221 USD	Citi	12/15/2021	126	—
159,500 CHF	173,424 USD	Citi	12/15/2021	—	(1,006)
389,000 DKK	61,468 USD	Citi	12/15/2021	950	—
699,503 EUR	821,572 USD	Citi	12/15/2021	12,084	—
38,500 HKD	4,947 USD	Citi	12/15/2021	—	(2)
713,500 JPY	6,437 USD	Citi	12/15/2021	174	—
83,500 NOK	9,999 USD	Citi	12/15/2021	118	—
457,500 NOK	53,182 USD	Citi	12/15/2021	—	(956)
683,000 SEK	79,848 USD	Citi	12/15/2021	269	—
756,001 SEK	87,495 USD	Citi	12/15/2021	—	(589)
42,753 SGD	31,778 USD	Citi	12/15/2021	80	—
100,252 SGD	73,942 USD	Citi	12/15/2021	—	(387)
368,716 USD	508,000 AUD	Citi	12/15/2021	13,492	—
1,190,633 USD	1,510,006 CAD	Citi	12/15/2021	29,562	—
1,617 USD	2,000 CAD	Citi	12/15/2021	—	(1)
209,530 USD	194,000 CHF	Citi	12/15/2021	2,629	—
1,150,500 USD	1,051,000 CHF	Citi	12/15/2021	—	(1,123)
605,562 USD	3,835,000 DKK	Citi	12/15/2021	—	(8,932)
2,145,948 USD	1,827,004 EUR	Citi	12/15/2021	—	(31,678)
421,867 USD	309,251 GBP	Citi	12/15/2021	1,428	—
383,018 USD	279,252 GBP	Citi	12/15/2021	—	(785)
158,546 USD	1,234,500 HKD	Citi	12/15/2021	139	—
964 USD	7,500 HKD	Citi	12/15/2021	—	—
32,596 USD	105,002 ILS	Citi	12/15/2021	597	—
1,266,566 USD	139,089,001 JPY	Citi	12/15/2021	—	(45,617)
223,440 USD	1,974,005 NOK	Citi	12/15/2021	10,151	—
297 USD	2,500 NOK	Citi	12/15/2021	—	(1)
12,771 USD	18,500 NZD	Citi	12/15/2021	477	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	23

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
488,954 USD	4,258,505 SEK	Citi	12/15/2021	7,218	—
3,500 USD	30,000 SEK	Citi	12/15/2021	—	(4)
29,665 USD	40,250 SGD	Citi	12/15/2021	177	—
79,845 USD	107,259 SGD	Citi	12/15/2021	—	(321)
5,000 AUD	3,683 USD	JPMorgan	12/15/2021	—	(79)
64,000 CAD	51,791 USD	JPMorgan	12/15/2021	74	—
100,500 CAD	78,884 USD	JPMorgan	12/15/2021	—	(2,327)
102,500 CHF	112,221 USD	JPMorgan	12/15/2021	126	—
159,500 CHF	173,424 USD	JPMorgan	12/15/2021	—	(1,006)
389,000 DKK	61,468 USD	JPMorgan	12/15/2021	950	—
699,497 EUR	821,564 USD	JPMorgan	12/15/2021	12,083	—
38,500 HKD	4,947 USD	JPMorgan	12/15/2021	—	(2)
713,500 JPY	6,437 USD	JPMorgan	12/15/2021	174	—
83,500 NOK	9,999 USD	JPMorgan	12/15/2021	118	—
457,500 NOK	53,181 USD	JPMorgan	12/15/2021	—	(956)
683,000 SEK	79,847 USD	JPMorgan	12/15/2021	269	—
755,999 SEK	87,495 USD	JPMorgan	12/15/2021	—	(589)
42,750 SGD	31,775 USD	JPMorgan	12/15/2021	80	—
100,245 SGD	73,937 USD	JPMorgan	12/15/2021	—	(387)
368,717 USD	508,000 AUD	JPMorgan	12/15/2021	13,492	—
1,190,625 USD	1,509,994 CAD	JPMorgan	12/15/2021	29,561	—
1,617 USD	2,000 CAD	JPMorgan	12/15/2021	—	(1)
209,530 USD	194,000 CHF	JPMorgan	12/15/2021	2,629	—
1,150,501 USD	1,051,000 CHF	JPMorgan	12/15/2021	—	(1,125)
605,563 USD	3,835,000 DKK	JPMorgan	12/15/2021	—	(8,932)
2,145,941 USD	1,826,996 EUR	JPMorgan	12/15/2021	—	(31,681)
421,864 USD	309,249 GBP	JPMorgan	12/15/2021	1,428	—
383,013 USD	279,248 GBP	JPMorgan	12/15/2021	—	(785)
158,546 USD	1,234,500 HKD	JPMorgan	12/15/2021	139	—
964 USD	7,500 HKD	JPMorgan	12/15/2021	—	—
32,595 USD	104,998 ILS	JPMorgan	12/15/2021	596	—
1,266,568 USD	139,088,999 JPY	JPMorgan	12/15/2021	—	(45,618)
223,440 USD	1,973,995 NOK	JPMorgan	12/15/2021	10,151	—
297 USD	2,500 NOK	JPMorgan	12/15/2021	—	(1)
12,771 USD	18,500 NZD	JPMorgan	12/15/2021	477	—
488,953 USD	4,258,495 SEK	JPMorgan	12/15/2021	7,217	—
3,500 USD	30,000 SEK	JPMorgan	12/15/2021	—	(4)
29,664 USD	40,248 SGD	JPMorgan	12/15/2021	177	—
79,833 USD	107,243 SGD	JPMorgan	12/15/2021	—	(321)
Total				159,486	(187,622)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	4	11/2021	EUR	646,976	34,369	—
CAC40 Index	12	11/2021	EUR	819,180	40,149	—
DAX Index	1	12/2021	EUR	391,600	—	(858)
FTSE 100 Index	12	12/2021	GBP	866,880	32,978	—
FTSE/MIB Index	2	12/2021	EUR	267,470	13,625	—
Hang Seng Index	1	11/2021	HKD	1,265,200	—	(1,757)
IBEX 35 Index	4	11/2021	EUR	361,824	8,064	—
MSCI Singapore Index	6	11/2021	SGD	220,800	—	(500)
OMXS30 Index	14	11/2021	SEK	3,202,500	8,992	—
S&P 500 Index E-mini	101	12/2021	USD	23,214,850	882,761	—
S&P/TSX 60 Index	5	12/2021	CAD	1,260,500	28,472	—
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
SPI 200 Index	5	12/2021	AUD	910,000	—	(10,754)
TOPIX Index	12	12/2021	JPY	239,100,000	—	(62,828)
Total					1,049,410	(76,697)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on a portfolio of long and short positions†	1-Month AUD BBSW, 1-Month HKD HIBOR or 1-Month JPY BBA LIBOR based on the local currencies of the positions within the swap	Monthly	JPMorgan	02/07/2022	USD	58,929,429	(369,722)	—	—	—	—	(369,722)
SOFR minus 1.642%††	Total return on Sillajen, Inc.	Monthly	Macquarie	09/19/2023	USD	33,734	24,736†††	(15)	—	—	24,721	—
Total return on Samsung Electronics Co., Ltd.	SOFR plus 0.800%	Monthly	Macquarie	09/19/2023	USD	250,797	(109)	859	—	—	750	—
SOFR minus 3.000%	Total return on Acer, Inc.	Monthly	Macquarie	09/19/2023	USD	192,275	(5,217)	(158)	—	—	—	(5,375)
SOFR minus 1.000%	Total return on Advantech Ltd.	Monthly	Macquarie	09/19/2023	USD	286,589	(14,205)	4	—	—	—	(14,201)
Total return on a portfolio of long and short positions†	1-Day Overnight Fed Funds Effective Rate, ESTR or SONIA based on the local currencies of the positions within the swap	Monthly	Morgan Stanley International	08/21/2023	USD	161,211,550	(1,052,298)	—	—	—	—	(1,052,298)
Total							(1,416,815)	690	—	—	25,471	(1,441,596)

†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Multi-Manager Directional Alternative Strategies Fund’s page of columbiathreadneedleus.com website.
††	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2021, the total value of these swap contracts amounted to $24,736, which represents 0.01% of total net assets.
†††	Valuation based on significant unobservable inputs.

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	25

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Swiss Market Index Dec 21	Citi	12/2021	CHF	120,930	—	—	1,114	—
Hang Seng Index Nov 21	JPMorgan	11/2021	HKD	1,265,200	—	—	—	(1,885)
Swiss Market Index Dec 21	Morgan Stanley International	12/2021	CHF	1,088,370	—	—	9,433	—
Total					—	—	10,547	(1,885)

*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	0.080%
1-Month AUD BBSW	Bank Bill Swap Rate	0.010%
1-Month HKD HIBOR	Hong Kong Interbank Offered Rate	0.068%
1-Month JPY BBA LIBOR	London Interbank Offered Rate	(0.075%)
ESTR	Euro Short Term Rate	(0.578%)
SOFR	Secured Overnight Financing Rate	0.050%
SONIA	Sterling Overnight Index Average	0.050%
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2021, the total value of these securities amounted to $140,271, which represents 0.05% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at October 31, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.072%
	22,000,966	104,011,829	(95,868,638)	—	30,144,157	—	7,388	30,147,172

(g)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $764,086, which represents 0.28% of total net assets.
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Currency Legend  (continued)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	15,658,354	1,787,464	—	17,445,818
Consumer Discretionary	14,953,973	7,961,306	—	22,915,279
Consumer Staples	10,021,707	3,296,108	—	13,317,815
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	27

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Energy	15,563,634	721,271	—	16,284,905
Financials	19,731,215	10,691,991	—	30,423,206
Health Care	25,885,627	4,984,576	—	30,870,203
Industrials	25,006,893	11,401,632	—	36,408,525
Information Technology	28,439,155	4,102,285	—	32,541,440
Materials	7,956,683	3,696,617	—	11,653,300
Real Estate	1,200,246	1,333,159	—	2,533,405
Utilities	833,991	3,159,752	—	3,993,743
Total Common Stocks	165,251,478	53,136,161	—	218,387,639
Preferred Stocks
Consumer Discretionary	—	439,159	—	439,159
Consumer Staples	—	119,152	—	119,152
Health Care	—	156,896	—	156,896
Total Preferred Stocks	—	715,207	—	715,207
Warrants
Energy	—	—	140,271	140,271
Total Warrants	—	—	140,271	140,271
Money Market Funds	30,144,157	—	—	30,144,157
Total Investments in Securities	195,395,635	53,851,368	140,271	249,387,274
Investments in Securities Sold Short
Common Stocks
Communication Services	(1,714,133)	(2,701,485)	—	(4,415,618)
Consumer Discretionary	(8,450,678)	(8,136,616)	—	(16,587,294)
Consumer Staples	(2,602,006)	(4,098,857)	—	(6,700,863)
Energy	(4,369,598)	(1,930,113)	—	(6,299,711)
Financials	(7,075,992)	(5,889,752)	—	(12,965,744)
Health Care	(6,046,851)	(4,586,832)	—	(10,633,683)
Industrials	(10,292,492)	(6,306,313)	—	(16,598,805)
Information Technology	(5,623,334)	(3,698,063)	—	(9,321,397)
Materials	(4,609,432)	(5,582,051)	—	(10,191,483)
Real Estate	(1,809,363)	(49,942)	—	(1,859,305)
Utilities	(515,863)	(806,370)	—	(1,322,233)
Total Common Stocks	(53,109,742)	(43,786,394)	—	(96,896,136)
Preferred Stocks
Health Care	—	(57,001)	—	(57,001)
Materials	—	(60,935)	—	(60,935)
Total Preferred Stocks	—	(117,936)	—	(117,936)
Total Investments in Securities Sold Short	(53,109,742)	(43,904,330)	—	(97,014,072)
Total Investments in Securities, Net of Securities Sold Short	142,285,893	9,947,038	140,271	152,373,202
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	159,486	—	159,486
Futures Contracts	1,049,410	—	—	1,049,410
Swap Contracts	—	11,297	24,721	36,018
Liability
Forward Foreign Currency Exchange Contracts	—	(187,622)	—	(187,622)
Futures Contracts	(76,697)	—	—	(76,697)
Swap Contracts	—	(1,443,481)	—	(1,443,481)
Total	143,258,606	8,486,718	164,992	151,910,316
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Fair value measurements  (continued)
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	29

Statement of Assets and Liabilities
October 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $175,428,966)	$219,243,117
Affiliated issuers (cost $30,140,647)	30,144,157
Cash	150,000
Foreign currency (cost $591,165)	591,216
Cash collateral held at broker for:
Swap contracts	10,937,135
Securities sold short	101,119,267
Other(a)	4,020,000
Margin deposits on:
Futures contracts	1,906,524
Unrealized appreciation on forward foreign currency exchange contracts	159,486
Unrealized appreciation on swap contracts	36,018
Receivable for:
Investments sold	2,282,260
Capital shares sold	472,074
Dividends	147,874
Foreign tax reclaims	309,722
Variation margin for futures contracts	57,651
Expense reimbursement due from Investment Manager	1,157
Prepaid expenses	4,788
Trustees’ deferred compensation plan	38,274
Other assets	5,161
Total assets	371,625,881
Liabilities
Securities sold short, at value (proceeds $95,561,671)	97,014,072
Unrealized depreciation on forward foreign currency exchange contracts	187,622
Unrealized depreciation on swap contracts	1,443,481
Payable for:
Investments purchased	2,988,941
Capital shares purchased	207,290
Dividends and interest on securities sold short	114,252
Variation margin for futures contracts	25,423
Management services fees	11,829
Transfer agent fees	36,759
Compensation of board members	7,233
Compensation of chief compliance officer	8
Other expenses	120,934
Trustees’ deferred compensation plan	38,274
Total liabilities	102,196,118
Net assets applicable to outstanding capital stock	$269,429,763
Represented by
Paid in capital	224,489,843
Total distributable earnings (loss)	44,939,920
Total - representing net assets applicable to outstanding capital stock	$269,429,763
Institutional Class
Net assets	$269,429,763
Shares outstanding	36,404,290
Net asset value per share	$7.40

(a)	Includes collateral related to forward foreign exchange contracts and swap contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended October 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,111,605
Dividends — affiliated issuers	7,388
Foreign taxes withheld	(125,966)
Total income	1,993,027
Expenses:
Management services fees	2,089,667
Transfer agent fees
Institutional Class	241,181
Compensation of board members	9,780
Custodian fees	185,572
Printing and postage fees	23,451
Registration fees	19,275
Audit fees	26,324
Legal fees	7,442
Interest on collateral	465
Dividends and interest on securities sold short	783,172
Interest on interfund lending	8
Compensation of chief compliance officer	36
Other	5,125
Total expenses	3,391,498
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(204,736)
Total net expenses	3,186,762
Net investment loss	(1,193,735)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	17,171,541
Foreign currency translations	(25,391)
Forward foreign currency exchange contracts	(333,653)
Futures contracts	4,146,438
Securities sold short	(8,535,275)
Swap contracts	(2,261,609)
Net realized gain	10,162,051
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(7,070,078)
Foreign currency translations	(248,076)
Forward foreign currency exchange contracts	27,039
Futures contracts	(841,862)
Securities sold short	6,701,224
Swap contracts	(402,677)
Net change in unrealized appreciation (depreciation)	(1,834,430)
Net realized and unrealized gain	8,327,621
Net increase in net assets resulting from operations	$7,133,886
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	31

Statement of Changes in Net Assets
	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations
Net investment loss	$(1,193,735)	$(3,194,998)
Net realized gain	10,162,051	15,647,061
Net change in unrealized appreciation (depreciation)	(1,834,430)	34,887,283
Net increase in net assets resulting from operations	7,133,886	47,339,346
Increase (decrease) in net assets from capital stock activity	(16,054,346)	9,851,969
Total increase (decrease) in net assets	(8,920,460)	57,191,315
Net assets at beginning of period	278,350,223	221,158,908
Net assets at end of period	$269,429,763	$278,350,223

	Six Months Ended		Year Ended
	October 31, 2021 (Unaudited)		April 30, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Subscriptions	3,875,831	28,526,538	8,789,623	55,388,433
Redemptions	(5,971,677)	(44,580,884)	(7,151,858)	(45,536,464)
Net increase (decrease)	(2,095,846)	(16,054,346)	1,637,765	9,851,969
Total net increase (decrease)	(2,095,846)	(16,054,346)	1,637,765	9,851,969
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Institutional Class	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30,
		2021	2020	2019	2018	2017 (a)
Per share data
Net asset value, beginning of period	$7.23	$6.00	$6.78	$10.82	$10.60	$10.25
Income (loss) from investment operations:
Net investment loss	(0.03)	(0.08)	(0.01)	(0.01)	(0.09)	(0.01)
Net realized and unrealized gain (loss)	0.20	1.31	(0.72)	(0.80)	0.92	0.36
Total from investment operations	0.17	1.23	(0.73)	(0.81)	0.83	0.35
Distributions to shareholders
Distributions from net investment income	—	—	—	(0.06)	(0.18)	—
Distributions from net realized gains	—	—	(0.05)	(3.17)	(0.43)	—
Total distributions to shareholders	—	—	(0.05)	(3.23)	(0.61)	—
Net asset value, end of period	$7.40	$7.23	$6.00	$6.78	$10.82	$10.60
Total return	2.35%	20.50%	(10.81%)	(5.65%)	7.67%	3.41%
Ratios to average net assets
Total gross expenses(b)	2.60%(c),(d),(e),(f)	2.90%(d),(e),(f)	2.31%(d),(e)	2.16%(d),(e),(f)	2.36%(d)	2.49%(c),(d)
Total net expenses(b),(g)	2.44%(c),(d),(e),(f)	2.71%(d),(e),(f)	2.19%(d),(e)	2.12%(d),(e),(f)	2.36%(d)	2.29%(c),(d)
Net investment loss	(0.91%)(c)	(1.31%)	(0.14%)	(0.11%)	(0.83%)	(0.05%)(c)
Supplemental data
Net assets, end of period (in thousands)	$269,430	$278,350	$221,159	$251,976	$290,666	$1,049,952
Portfolio turnover	110%	254%	197%	146%(h)	158%	100%

Notes to Financial Highlights
(a)	Institutional Class shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, annualized expenses would have been lower by:

Class	10/31/2021	4/30/2021	4/30/2020	4/30/2019	4/30/2018	4/30/2017
Institutional Class	0.60%	0.87%	0.32%	0.19%	0.40%	0.46%

(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The rate for the year ended April 30, 2019, as disclosed in the April 30, 2020 and 2019 financial statements was calculated and presented incorrectly and has been corrected.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	33

Notes to Financial Statements
October 31, 2021 (Unaudited)
Note 1. Organization
Multi-Manager Directional Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
34	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	35

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
36	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Total return basket swap contracts
The Fund entered into total return basket swap transactions. These instruments allow the Fund to manage exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the contract, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket in return for a specified interest rate. The contract allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional reference security positions at its discretion.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	37

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
The total return basket swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received (or made) by the Fund are recorded as realized gains (losses). Total return basket swaps are subject to the risk associated with the investment in the reference securities within the basket. The risk in the case of short swaps transactions is unlimited based on the potential for unlimited increases in the market value of the reference securities in the basket. The risk may be offset if the Fund holds any of the reference securities. The risk in the case of long swap transactions is limited to the current notional amount of the swap.
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2021:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,049,410*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	36,018*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	159,486
Total		1,244,914

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	76,697*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,443,481*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	187,622
Total		1,707,800

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
38	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	4,146,438	(2,261,609)	1,884,829
Foreign exchange risk	(333,653)	—	—	(333,653)
Total	(333,653)	4,146,438	(2,261,609)	1,551,176

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	(841,862)	(402,677)	(1,244,539)
Foreign exchange risk	27,039	—	—	27,039
Total	27,039	(841,862)	(402,677)	(1,217,500)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	30,901,434

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	128,216	(312,402)
Total return swap contracts	377,642	(734,863)

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2021.
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Portfolio of Investments. In addition, the cash collateral is recorded as cash collateral held at broker in the Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security and may receive rebate income from the investment of collateral. The net amount of income or fees is included in "Interest income" (for net income received) or “Dividends and interest on securities sold short” (for net expense) in the Statement of Operations. A short position is reported as a liability at fair value in the Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	39

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2021:
	Citi ($)	JPMorgan ($) (a)	JPMorgan ($) (a)	Macquarie ($)	Morgan Stanley ($)	Morgan Stanley International ($)	Total ($)
Assets
Forward foreign currency exchange contracts	79,745	79,741		-	-	-	159,486
OTC total return swap contracts (b)	-	-	-	25,471	-	-	25,471
OTC total return swap contracts on futures (b)	1,114	-	-	-		9,433	10,547
Total assets	80,859	79,741	-	25,471	-	9,433	195,504
Liabilities
Forward foreign currency exchange contracts	93,808	93,814		-	-	-	187,622
OTC total return swap contracts (b)	-	369,722	-	19,576		1,052,298	1,441,596
OTC total return swap contracts on futures (b)	-	1,885		-	-	-	1,885
Securities borrowed	-	-	35,767,574	-	61,246,498	-	97,014,072
Total liabilities	93,808	465,421	35,767,574	19,576	61,246,498	1,052,298	98,645,175
Total financial and derivative net assets	(12,949)	(385,680)	(35,767,574)	5,895	(61,246,498)	(1,042,865)	(98,449,671)
Total collateral received (pledged) (c)	(12,949)	(385,680)	(35,767,574)	-	(61,246,498)	(1,042,865)	(98,455,566)
Net amount (d)	-	-	-	5,895	-	-	5,895

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
40	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is equal to 1.60% of the Fund’s daily net assets.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	41

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Allspring Global Investments, LLC, AQR Capital Management, LLC and Boston Partners Global Investors, Inc., each of which subadvises a portion of the assets of the Fund. Prior to November 1, 2021, Allspring Global Investments, LLC was known as Wells Capital Management Incorporated. Effective on or about February 17, 2022, J.P. Morgan Investment Management Inc. will replace AQR Capital Management, LLC as Fund’s subadviser. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended October 31, 2021, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.18
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
42	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’s average daily net assets:
Fee rate(s) contractual through August 31, 2022
Institutional Class	1.84%
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
110,008,000	55,146,000	(13,244,000)	41,902,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $338,088,745 and $351,811,338, respectively, for the six months ended October 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	43

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	400,000	0.68	1
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended October 31, 2021.
Note 9. Significant risks
Alternative strategies investment risk
An investment in alternative investment strategies (Alternative Strategies) involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
44	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At October 31, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Short selling risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	45

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
46	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

 Approval of Management Agreements
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Directional Alternative Strategies Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of AQR Capital Management, LLC, Boston Partners Global Investors, Inc., and Wells Capital Management Incorporated (collectively, the Subadvisers), the Subadvisers perform portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	47

Approval of Management Agreements  (continued)

•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.
48	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

Approval of Management Agreements  (continued)

Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as reviewing the portfolio management teams for the Fund) are contemplated to help improve the Fund’s performance.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring each Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s broader investment mandate, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadvisers from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021	49

Approval of Management Agreements  (continued)

concluded that 2019 profitability was reasonable and that the 2021 information shows that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that while the Management Agreement did not provide for breakpoints and two of the three Subadvisory Agreements provided for breakpoints that reduce the fee payable to the Subadvisers as Fund assets grow, there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
50	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

Multi-Manager Directional Alternative Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR284_04_L01_(12/21)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust I
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	December 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	December 21, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	December 21, 2021
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	December 21, 2021